UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 100 Index Fund

August 31, 2008

1.855575.101

HUN-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.4%
Automobiles - 0.2%
Ford Motor Co. (a)(d)	2,289,086	$ 10,209,324
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	1,157,332	71,812,451
Media - 2.9%
CBS Corp. Class B	695,320	11,250,278
Comcast Corp. Class A	3,023,111	64,029,491
The Walt Disney Co.	1,945,194	62,927,026
Time Warner, Inc.	3,653,487	59,807,582
		198,014,377
Multiline Retail - 0.6%
Target Corp.	794,849	42,142,894
Specialty Retail - 0.7%
Home Depot, Inc.	1,732,660	46,989,739
TOTAL CONSUMER DISCRETIONARY		369,168,785
CONSUMER STAPLES - 14.3%
Beverages - 3.9%
Anheuser-Busch Companies, Inc.	728,051	49,405,541
PepsiCo, Inc.	1,619,399	110,896,444
The Coca-Cola Co.	2,039,566	106,200,202
		266,502,187
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	1,459,397	53,413,930
Wal-Mart Stores, Inc.	2,375,662	140,330,354
		193,744,284
Food Products - 1.2%
Campbell Soup Co.	220,006	8,098,421
H.J. Heinz Co.	321,768	16,191,366
Kraft Foods, Inc. Class A	1,547,871	48,773,415
Sara Lee Corp.	721,141	9,735,404
		82,798,606
Household Products - 3.8%
Colgate-Palmolive Co.	518,474	39,419,578
Procter & Gamble Co.	3,117,103	217,480,276
		256,899,854
Personal Products - 0.3%
Avon Products, Inc.	435,722	18,661,973
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 2.3%
Altria Group, Inc.	2,138,317	$ 44,968,807
Philip Morris International, Inc.	2,153,612	115,648,964
		160,617,771
TOTAL CONSUMER STAPLES		979,224,675
ENERGY - 14.3%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	314,489	25,162,265
Halliburton Co.	890,695	39,137,138
National Oilwell Varco, Inc. (a)	423,893	31,253,631
Schlumberger Ltd. (NY Shares)	1,218,144	114,773,528
		210,326,562
Oil, Gas & Consumable Fuels - 11.3%
Chevron Corp.	2,111,826	182,292,820
ConocoPhillips	1,574,841	129,940,131
El Paso Corp.	717,075	12,018,177
Exxon Mobil Corp.	5,394,660	431,626,747
Williams Companies, Inc.	596,683	18,431,538
		774,309,413
TOTAL ENERGY		984,635,975
FINANCIALS - 14.2%
Capital Markets - 3.1%
Bank of New York Mellon Corp.	1,167,840	40,418,942
Goldman Sachs Group, Inc.	402,482	65,994,974
Lehman Brothers Holdings, Inc.	711,277	11,444,447
Merrill Lynch & Co., Inc.	1,563,626	44,328,797
Morgan Stanley	1,130,410	46,154,640
		208,341,800
Commercial Banks - 2.9%
Regions Financial Corp. (d)	709,400	6,576,138
U.S. Bancorp, Delaware	1,777,121	56,619,075
Wachovia Corp.	2,182,648	34,682,277
Wells Fargo & Co.	3,371,985	102,069,986
		199,947,476
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.9%
American Express Co.	1,182,741	$ 46,931,163
Capital One Financial Corp. (d)	383,074	16,908,886
		63,840,049
Diversified Financial Services - 5.8%
Bank of America Corp.	4,654,817	144,951,001
Citigroup, Inc.	5,558,497	105,555,858
JPMorgan Chase & Co.	3,525,598	135,700,267
NYSE Euronext	270,565	10,982,233
		397,189,359
Insurance - 1.5%
Allstate Corp.	562,338	25,378,314
American International Group, Inc.	2,745,241	58,995,229
Hartford Financial Services Group, Inc.	321,321	20,268,929
		104,642,472
TOTAL FINANCIALS		973,961,156
HEALTH CARE - 11.6%
Biotechnology - 1.0%
Amgen, Inc. (a)	1,111,560	69,861,546
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	640,555	43,404,007
Covidien Ltd.	510,063	27,579,106
Medtronic, Inc.	1,146,612	62,605,015
		133,588,128
Health Care Providers & Services - 0.7%
CIGNA Corp.	286,712	12,007,499
UnitedHealth Group, Inc.	1,254,509	38,199,799
		50,207,298
Pharmaceuticals - 8.0%
Abbott Laboratories	1,575,708	90,492,910
Bristol-Myers Squibb Co.	2,021,173	43,131,832
Johnson & Johnson	2,877,379	202,653,803
Merck & Co., Inc.	2,191,609	78,174,693
Pfizer, Inc.	6,907,277	131,998,063
		546,451,301
TOTAL HEALTH CARE		800,108,273
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.2%
General Dynamics Corp.	406,860	$ 37,553,178
Honeywell International, Inc.	757,097	37,983,556
Raytheon Co.	431,888	25,908,961
The Boeing Co.	767,235	50,299,927
United Technologies Corp.	993,643	65,173,044
		216,918,666
Air Freight & Logistics - 1.4%
FedEx Corp.	316,576	26,218,824
United Parcel Service, Inc. Class B	1,042,297	66,832,084
		93,050,908
Industrial Conglomerates - 5.2%
3M Co.	719,079	51,486,056
General Electric Co.	10,176,731	285,966,141
Tyco International Ltd.	492,368	21,112,740
		358,564,937
Machinery - 0.6%
Caterpillar, Inc.	627,680	44,395,806
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	299,348	32,149,975
Norfolk Southern Corp.	383,646	28,209,490
		60,359,465
TOTAL INDUSTRIALS		773,289,782
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	6,031,195	145,050,240
QUALCOMM, Inc.	1,652,685	87,013,865
		232,064,105
Computers & Peripherals - 7.6%
Apple, Inc. (a)	900,139	152,600,565
Dell, Inc. (a)	2,063,390	44,837,465
EMC Corp. (a)	2,110,652	32,250,763
Hewlett-Packard Co.	2,517,985	118,143,856
International Business Machines Corp.	1,402,324	170,704,901
		518,537,550
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	237,310	109,943,350
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
MasterCard, Inc. Class A	74,335	$ 18,029,954
Office Electronics - 0.2%
Xerox Corp.	918,011	12,787,893
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	5,848,297	133,750,552
Texas Instruments, Inc.	1,350,516	33,101,147
		166,851,699
Software - 4.5%
Microsoft Corp.	8,177,643	223,167,877
Oracle Corp. (a)	4,049,981	88,816,083
		311,983,960
TOTAL INFORMATION TECHNOLOGY		1,370,198,511
MATERIALS - 1.8%
Chemicals - 1.1%
Dow Chemical Co.	949,962	32,422,203
E.I. du Pont de Nemours & Co.	919,622	40,868,002
		73,290,205
Metals & Mining - 0.4%
Alcoa, Inc.	832,201	26,738,618
Paper & Forest Products - 0.3%
International Paper Co.	436,606	11,810,192
Weyerhaeuser Co.	215,693	11,968,805
		23,778,997
TOTAL MATERIALS		123,807,820
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	6,065,771	194,044,014
Verizon Communications, Inc.	2,910,496	102,216,620
		296,260,634
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	2,910,881	25,382,882
TOTAL TELECOMMUNICATION SERVICES		321,643,516
Common Stocks - continued
	Shares	Value
UTILITIES - 1.8%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	410,025	$ 16,007,376
Entergy Corp.	195,525	20,215,330
Exelon Corp.	669,780	50,876,489
Southern Co.	783,325	29,382,521
		116,481,716
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	685,920	10,467,139
TOTAL UTILITIES		126,948,855
TOTAL COMMON STOCKS (Cost $7,895,858,537)		6,822,987,348
Investment Companies - 0.3%

iShares S&P 100 Index ETF (d) (Cost $25,020,735)	382,795	22,852,862
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.78% 9/25/08 (e) (Cost $2,397,119)	$ 2,400,000	2,397,586
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	2,356,132	2,356,132
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	40,427,825	40,427,825
TOTAL MONEY MARKET FUNDS (Cost $42,783,957)		42,783,957
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,966,060,348)		6,891,021,753
NET OTHER ASSETS - (0.3)%		(23,396,478)
NET ASSETS - 100%		$ 6,867,625,275
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
30 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 1,923,900	$ 20,849
62 CME S&P 500 Index Contracts	Sept. 2008	19,880,300	88,376
TOTAL EQUITY INDEX CONTRACTS		$ 21,804,200	$ 109,225
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,397,586.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 548,336
Fidelity Securities Lending Cash Central Fund	218,709
Total	$ 767,045
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,891,021,753	$ 6,888,624,167	$ 2,397,586	$ -
Other Financial Instruments*	$ 109,225	$ 109,225	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,984,720,354. Net unrealized depreciation aggregated $1,093,698,601, of which $248,998,169 related to appreciated investment securities and $1,342,696,770 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

August 31, 2008

1.805766.104

EIF-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.3%
Amerigon, Inc. (a)	1,196	$ 8,288
Amerityre Corp. (a)	1,121	1,469
ATC Technology Corp. (a)	1,078	26,109
Ballard Power Systems, Inc. (a)	6,442	29,846
China Automotive Systems, Inc. (a)(d)	1,032	5,624
Dorman Products, Inc. (a)	807	10,322
Exide Technologies (a)	3,641	44,930
Federal-Mogul Corp. Class A (a)	4,700	76,845
Fuel Systems Solutions, Inc. (a)	809	41,930
Gentex Corp.	6,758	107,655
Hayes Lemmerz International, Inc. (a)	5,313	13,442
Noble International Ltd.	1,804	10,824
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	5,256	9,251
Shiloh Industries, Inc.	545	4,643
SORL Auto Parts, Inc. (a)	874	4,746
Spartan Motors, Inc.	1,387	6,561
Strattec Security Corp.	130	3,717
Westport Innovations, Inc. (a)	1,400	17,652
Wonder Auto Technology, Inc. (a)	1,356	11,431
		435,285
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	2,112	31,997
Distributors - 0.1%
Aristotle Corp. (a)	920	7,112
Audiovox Corp. Class A (a)	723	7,056
Core-Mark Holding Co., Inc. (a)	492	14,514
LKQ Corp. (a)	6,519	122,101
Source Interlink Companies, Inc. (a)(d)	1,744	2,180
		152,963
Diversified Consumer Services - 0.6%
American Public Education, Inc.	799	35,715
Apollo Group, Inc. Class A (non-vtg.) (a)	7,322	466,265
Capella Education Co. (a)	785	39,022
Career Education Corp. (a)	4,262	79,913
ChinaCast Education Corp. (a)	1,990	7,622
Coinstar, Inc. (a)	1,366	44,969
Collectors Universe, Inc.	648	5,054
Corinthian Colleges, Inc. (a)	4,017	53,306
Learning Tree International, Inc. (a)	1,097	16,334
Lincoln Educational Services Corp. (a)	1,134	17,044
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	1,429	$ 71,822
Princeton Review, Inc. (a)(d)	1,476	11,454
Steiner Leisure Ltd. (a)	790	27,966
Stewart Enterprises, Inc. Class A	4,222	39,518
Strayer Education, Inc.	664	139,334
thinkorswim Group, Inc. (a)	3,127	31,364
		1,086,702
Hotels, Restaurants & Leisure - 1.4%
AFC Enterprises, Inc. (a)	1,210	10,975
Ambassadors Group, Inc.	1,175	19,881
Ambassadors International, Inc. (a)	433	953
Ameristar Casinos, Inc. (d)	2,594	42,905
Benihana, Inc. (a)	188	1,316
Benihana, Inc. Class A (sub. vtg.) (a)	376	2,685
BJ's Restaurants, Inc. (a)	1,300	15,132
Bob Evans Farms, Inc.	1,461	41,010
Buffalo Wild Wings, Inc. (a)	820	29,586
California Pizza Kitchen, Inc. (a)	1,536	22,088
Caribou Coffee Co., Inc. (a)	738	2,310
Carrols Restaurant Group, Inc. (a)	1,153	6,572
CBRL Group, Inc.	1,025	26,486
Century Casinos, Inc. (a)	1,085	2,745
Churchill Downs, Inc.	794	35,269
Cosi, Inc. (a)	1,604	3,994
Ctrip.com International Ltd. sponsored ADR	3,095	155,617
Denny's Corp. (a)	5,557	15,560
Einstein Noah Restaurant Group, Inc. (a)	785	9,255
eLong, Inc. sponsored ADR (a)	893	6,322
Empire Resorts, Inc. (a)(d)	1,916	7,472
Famous Dave's of America, Inc. (a)	251	2,334
FortuNet, Inc. (a)	463	2,222
Gaming Partners International Corp. (a)	597	3,086
Great Wolf Resorts, Inc. (a)	2,070	10,826
Home Inns & Hotels Management, Inc. sponsored ADR (a)	999	15,894
International Speedway Corp. Class A	1,313	52,087
Interval Leisure Group, Inc. (a)	2,329	30,254
Isle of Capri Casinos, Inc. (a)	1,679	12,022
Jamba, Inc. (a)	2,400	3,216
McCormick & Schmick's Seafood Restaurants (a)	992	9,732
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	5,333	35,198
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Monarch Casino & Resort, Inc. (a)	1,053	$ 14,100
Morgans Hotel Group Co. (a)	1,579	27,001
MTR Gaming Group, Inc. (a)	1,922	7,861
Multimedia Games, Inc. (a)	948	4,797
O'Charleys, Inc.	1,573	15,746
P.F. Chang's China Bistro, Inc. (a)	1,244	32,319
Panera Bread Co. Class A (a)	1,343	72,173
Papa John's International, Inc. (a)	1,318	36,799
Peet's Coffee & Tea, Inc. (a)	587	15,403
Penn National Gaming, Inc. (a)	4,020	135,956
PokerTek, Inc. (a)	568	2,295
Premier Exhibitions, Inc. (a)	1,302	4,609
Progressive Gaming International Corp. (a)	2,416	1,836
Red Robin Gourmet Burgers, Inc. (a)	848	22,642
Rick's Cabaret International, Inc. (a)	524	7,320
Ruth's Chris Steak House, Inc. (a)	1,086	4,941
Scientific Games Corp. Class A (a)	4,413	132,875
Shuffle Master, Inc. (a)	1,631	8,188
Sonic Corp. (a)	3,025	43,832
Starbucks Corp. (a)	33,573	522,396
Texas Roadhouse, Inc. Class A (a)	3,521	31,619
The Cheesecake Factory, Inc. (a)(d)	3,120	47,954
Town Sports International Holdings, Inc. (a)	1,521	15,940
Trump Entertainment Resorts, Inc. (a)	1,128	1,376
Wynn Resorts Ltd. (d)	4,835	461,356
Youbet.com, Inc. (a)	1,585	2,996
		2,309,334
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	931	9,571
California Coastal Communities, Inc. (a)	409	1,080
Cavco Industries, Inc. (a)	270	9,453
Comstock Homebuilding Companies, Inc. Class A (a)	390	51
Craftmade International, Inc.	649	2,726
DEI Holdings, Inc. (a)	1,014	1,450
Dixie Group, Inc. (a)	767	5,868
Flexsteel Industries, Inc.	620	6,882
Garmin Ltd. (d)	9,945	345,688
Helen of Troy Ltd. (a)	1,261	30,327
Hooker Furniture Corp.	696	11,721
iRobot Corp. (a)(d)	1,378	19,278
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lifetime Brands, Inc.	536	$ 5,194
Makita Corp. sponsored ADR	115	2,995
Palm Harbor Homes, Inc. (a)(d)	1,659	14,931
Stanley Furniture Co., Inc.	624	5,148
Universal Electronics, Inc. (a)	813	21,317
		493,680
Internet & Catalog Retail - 1.6%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	10,727
Amazon.com, Inc. (a)	19,431	1,570,219
Blue Nile, Inc. (a)	783	32,596
Celebrate Express, Inc. (a)	802	3,112
dELiA*s, Inc. (a)	2,226	5,543
Drugstore.com, Inc. (a)	4,018	9,563
Expedia, Inc. (a)	12,251	216,353
Gaiam, Inc. Class A (a)	839	10,680
Hollywood Media Corp. (a)	1,921	5,264
HSN, Inc. (a)	2,329	34,120
Liberty Media Corp. - Interactive Series A (a)	25,990	353,204
Netflix, Inc. (a)(d)	2,987	92,119
NutriSystem, Inc. (d)	1,659	32,964
Overstock.com, Inc. (a)	1,236	26,129
PetMed Express, Inc. (a)	1,380	19,651
Priceline.com, Inc. (a)	1,799	167,271
Shutterfly, Inc. (a)	1,217	11,318
Stamps.com, Inc. (a)	989	13,579
Ticketmaster (a)	2,329	49,910
US Auto Parts Network, Inc. (a)	1,277	3,295
ValueVision Media, Inc. Class A (a)	2,128	4,980
		2,672,597
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	6,270
Escalade, Inc.	749	2,210
Gametech International, Inc. (a)	660	2,567
JAKKS Pacific, Inc. (a)	1,283	32,011
Johnson Outdoors, Inc. Class A	771	11,889
Pool Corp. (d)	2,364	57,351
RC2 Corp. (a)	868	21,848
Smith & Wesson Holding Corp. (a)	1,759	9,974
		144,120
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 4.6%
ACME Communications, Inc. (a)	1,400	$ 1,596
AirMedia Group, Inc. ADR	700	8,372
Alloy, Inc. (a)	494	3,547
Beasley Broadcast Group, Inc. Class A	689	2,095
Carmike Cinemas, Inc.	861	4,537
Central European Media Enterprises Ltd. Class A (a)	1,657	129,097
Charter Communications, Inc. Class A (a)	20,245	21,257
CKX, Inc. (a)	4,863	38,758
Comcast Corp.:
Class A	94,455	2,000,557
Class A (special) (non-vtg.)	42,297	894,159
Crown Media Holdings, Inc. Class A (a)(d)	3,856	19,396
CTC Media, Inc. (a)	7,087	137,488
Cumulus Media, Inc. Class A (a)	2,009	9,422
Discovery Holding Co. Class A (a)	12,490	252,673
DISH Network Corp. Class A (a)	9,747	274,963
Emmis Communications Corp. Class A (a)	2,486	5,444
Fisher Communications, Inc.	394	13,699
Focus Media Holding Ltd. ADR (a)(d)	5,402	176,753
Global Sources Ltd.	2,296	24,498
Global Traffic Network, Inc. (a)	1,198	11,381
Harris Interactive, Inc. (a)	4,199	7,096
IMAX Corp. (a)	2,532	18,306
Knology, Inc. (a)	2,008	20,281
Lakes Entertainment, Inc. (a)	1,385	9,086
Lamar Advertising Co. Class A (a)(d)	3,599	133,703
Liberty Global, Inc.:
Class A (a)	7,159	251,854
Class B (a)	234	8,190
Class C (a)	7,297	242,406
Liberty Media Corp.:
- Capital Series A (a)	5,742	93,308
- Entertainment Class A (a)	22,960	638,058
LodgeNet Entertainment Corp. (a)	1,154	4,604
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,583	12,743
Mediacom Communications Corp. Class A (a)	4,611	38,732
Morningstar, Inc. (a)	2,209	144,270
National CineMedia, Inc.	2,072	23,186
Navarre Corp. (a)	871	1,411
Net Servicos de Comunicacao SA sponsored ADR	719	8,283
New Frontier Media, Inc.	1,084	4,195
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	$ 4,209
Outdoor Channel Holdings, Inc. (a)	1,940	15,501
Private Media Group, Inc. (a)	2,365	2,720
Radio One, Inc.:
Class A (a)	1,033	1,766
Class D (non-vtg.) (a)	3,233	3,071
RCN Corp. (a)	1,801	24,962
Regent Communication, Inc. (a)	1,974	1,540
Rentrak Corp. (a)	552	8,363
RRSat Global Communications Network Ltd.	1,101	15,205
Salem Communications Corp. Class A	1,009	1,917
Scholastic Corp.	1,766	46,093
Sinclair Broadcast Group, Inc. Class A	2,661	18,866
Sirius XM Radio, Inc. (a)	147,925	196,740
Spanish Broadcasting System, Inc. Class A (a)	1,167	478
The DIRECTV Group, Inc. (a)	53,179	1,500,180
Thomson Reuters PLC ADR	113	18,999
Value Line, Inc.	658	25,142
Virgin Media, Inc.	15,471	176,369
VisionChina Media, Inc. ADR	800	15,120
WorldSpace, Inc. Class A (a)(d)	3,301	4,819
WPP Group PLC sponsored ADR	774	37,763
WPT Enterprises, Inc. (a)	792	689
Xinhua Finance Media Ltd. sponsored ADR (a)	1,611	3,786
Young Broadcasting, Inc. Class A (a)	630	69
		7,813,771
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	4,188	160,652
Fred's, Inc. Class A	2,231	31,279
Sears Holdings Corp. (a)(d)	6,118	562,550
The Bon-Ton Stores, Inc. (d)	647	2,588
Tuesday Morning Corp. (a)	2,430	10,230
		767,299
Specialty Retail - 1.6%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	9,696
America's Car Mart, Inc. (a)	568	10,741
bebe Stores, Inc.	4,299	41,700
Bed Bath & Beyond, Inc. (a)	12,079	370,342
Big 5 Sporting Goods Corp.	1,019	9,151
Books-A-Million, Inc.	669	4,516
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cache, Inc. (a)	659	$ 7,717
Casual Male Retail Group, Inc. (a)	1,489	5,688
Charlotte Russe Holding, Inc. (a)	1,047	12,365
Charming Shoppes, Inc. (a)	6,447	34,814
Citi Trends, Inc. (a)	548	11,300
Coldwater Creek, Inc. (a)	3,878	28,232
Conn's, Inc. (a)(d)	1,055	20,172
Cost Plus, Inc. (a)	788	1,001
Dress Barn, Inc. (a)	2,730	44,390
Eddie Bauer Holdings, Inc. (a)	2,883	17,990
Finish Line, Inc. Class A	2,102	25,413
Gander Mountain Co. (a)(d)	416	1,464
Golfsmith International Holdings, Inc. (a)	629	2,095
Gymboree Corp. (a)	1,359	53,341
Hastings Entertainment, Inc. (a)	1,374	10,923
Hibbett Sports, Inc. (a)	1,530	36,567
Hot Topic, Inc. (a)	2,522	15,662
Jos. A. Bank Clothiers, Inc. (a)(d)	819	21,286
Kirkland's, Inc. (a)	622	1,418
Monro Muffler Brake, Inc.	1,116	23,135
Mothers Work, Inc. (a)	235	3,574
NexCen Brands, Inc. (a)	2,467	914
O'Reilly Automotive, Inc. (a)	6,244	181,825
Pacific Sunwear of California, Inc. (a)	3,244	20,535
PetSmart, Inc.	5,921	159,689
Pomeroy IT Solutions, Inc. (a)	627	3,260
Rent-A-Center, Inc. (a)	3,085	69,906
Ross Stores, Inc.	6,142	246,970
Select Comfort Corp. (a)	1,965	4,716
Shoe Carnival, Inc. (a)	605	9,874
Staples, Inc.	32,383	783,669
Stein Mart, Inc.	1,819	7,185
The Children's Place Retail Stores, Inc. (a)	1,408	59,066
The Walking Co. Holdings, Inc. (a)	428	1,798
Tractor Supply Co. (a)	1,767	75,310
Trans World Entertainment Corp. (a)	1,445	4,176
Ulta Salon, Cosmetics & Fragrance, Inc.	2,500	27,200
Urban Outfitters, Inc. (a)	7,829	278,869
West Marine, Inc. (a)	829	4,104
Wet Seal, Inc. Class A (a)	4,923	23,187
Winmark Corp. (a)	446	8,162
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Zumiez, Inc. (a)	1,415	$ 20,390
		2,815,498
Textiles, Apparel & Luxury Goods - 0.3%
Ashworth, Inc. (a)	1,139	3,349
Blue Holdings, Inc. (a)	1,683	389
Charles & Colvard Ltd. (a)	833	525
Cherokee, Inc.	583	12,843
Columbia Sportswear Co. (d)	1,689	68,219
Crocs, Inc. (a)(d)	4,149	17,218
Deckers Outdoor Corp. (a)	635	72,193
FGX International Ltd.	888	11,553
Fossil, Inc. (a)	3,243	97,031
Fuqi International, Inc.	1,433	15,462
G-III Apparel Group Ltd. (a)	990	18,325
Heelys, Inc. (a)(d)	1,200	6,084
Iconix Brand Group, Inc. (a)(d)	3,086	39,902
K-Swiss, Inc. Class A	1,132	19,414
LJ International, Inc. (a)	1,100	1,815
Lululemon Athletica, Inc. (a)(d)	3,300	63,921
Perry Ellis International, Inc. (a)	786	13,409
Rocky Brands, Inc. (a)	112	584
Steven Madden Ltd. (a)	881	22,157
Tandy Brands Accessories, Inc.	905	5,159
True Religion Apparel, Inc. (a)(d)	1,300	35,295
Volcom, Inc. (a)	1,084	19,339
Wacoal Holdings Corp. sponsored ADR	219	12,689
Weyco Group, Inc.	696	22,126
		579,001
TOTAL CONSUMER DISCRETIONARY		19,302,247
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Central European Distribution Corp. (a)	2,097	120,976
Coca-Cola Bottling Co. Consolidated	420	17,044
Hansen Natural Corp. (a)	4,476	123,000
Jones Soda Co. (a)	1,719	3,094
MGP Ingredients, Inc.	535	2,638
National Beverage Corp.	2,629	23,976
		290,728
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
Andersons, Inc.	798	$ 35,878
Arden Group, Inc. Class A	165	27,514
Casey's General Stores, Inc.	2,191	63,539
Costco Wholesale Corp.	20,069	1,345,827
Ingles Markets, Inc. Class A	792	19,570
Nash-Finch Co.	673	27,405
Pricesmart, Inc.	1,592	33,830
Spartan Stores, Inc.	1,000	22,740
Susser Holdings Corp. (a)	716	13,396
The Pantry, Inc. (a)	1,114	20,431
United Natural Foods, Inc. (a)	2,084	40,054
Village Super Market, Inc. Class A	214	9,615
Whole Foods Market, Inc. (d)	6,246	114,364
Winn-Dixie Stores, Inc. (a)	2,651	37,432
		1,811,595
Food Products - 0.4%
AgFeed Industries, Inc. (a)(d)	1,257	14,556
Alico, Inc.	403	17,389
Bridgford Foods Corp. (a)	433	2,576
Cal-Maine Foods, Inc. (d)	987	38,977
Calavo Growers, Inc.	1,103	13,401
Cresud S.A.C.I.F. y A. sponsored ADR	2,244	24,684
Diamond Foods, Inc.	793	19,960
Farmer Brothers Co.	1,034	26,946
Green Mountain Coffee Roasters, Inc. (a)	1,176	42,912
Griffin Land & Nurseries, Inc.	256	8,827
Hain Celestial Group, Inc. (a)	1,938	50,369
Imperial Sugar Co.	582	8,165
J&J Snack Foods Corp.	895	30,153
John B. Sanfilippo & Son, Inc. (a)	308	2,938
Lancaster Colony Corp.	1,284	44,658
Lance, Inc.	1,683	34,485
Lifeway Foods, Inc. (a)	1,041	11,784
Origin Agritech Ltd. (a)(d)	627	3,119
Sanderson Farms, Inc.	938	32,183
Smart Balance, Inc. (a)	3,265	20,896
SunOpta, Inc. (a)	2,745	18,282
Synutra International, Inc. (a)(d)	2,607	128,212
Zhongpin, Inc. (a)	1,200	14,988
		610,460
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,189	$ 6,670
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,000	10,600
WD-40 Co.	814	28,400
		45,670
Personal Products - 0.1%
Bare Escentuals, Inc. (a)(d)	4,373	54,400
Chattem, Inc. (a)	880	61,706
Elizabeth Arden, Inc. (a)	1,487	30,424
Inter Parfums, Inc.	1,545	21,924
Mannatech, Inc. (d)	1,708	7,566
Nutraceutical International Corp. (a)	889	10,917
Parlux Fragrances, Inc. (a)	684	4,809
Physicians Formula Holdings, Inc. (a)	1,230	7,245
Reliv International, Inc.	923	4,864
USANA Health Sciences, Inc. (a)(d)	763	28,887
		232,742
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,889	12,523
TOTAL CONSUMER STAPLES		3,003,718
ENERGY - 1.7%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR	1,918	33,028
Bronco Drilling Co., Inc. (a)	1,169	18,529
Dawson Geophysical Co. (a)	361	22,646
ENGlobal Corp. (a)	1,250	21,638
Exterran Partners LP	503	11,167
Global Industries Ltd. (a)	5,374	51,967
Gulf Island Fabrication, Inc.	672	28,943
Hercules Offshore, Inc. (a)	4,154	91,679
Lufkin Industries, Inc.	719	66,716
Matrix Service Co. (a)	1,195	31,405
Mitcham Industries, Inc. (a)	452	6,907
Omni Energy Services Corp. (a)	884	3,890
OYO Geospace Corp. (a)	311	15,258
Patterson-UTI Energy, Inc.	7,220	205,192
PHI, Inc. (non-vtg.) (a)	627	24,083
Superior Well Services, Inc. (a)	1,258	41,464
T-3 Energy Services, Inc. (a)	650	36,290
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tesco Corp. (a)	1,869	$ 63,490
TGC Industries, Inc.	1,140	8,299
Trico Marine Services, Inc. (a)	800	19,000
Union Drilling, Inc. (a)	1,261	17,931
		819,522
Oil, Gas & Consumable Fuels - 1.2%
Alliance Holdings GP, LP	2,687	75,505
Alliance Resource Partners LP	1,734	80,856
APCO Argentina, Inc.	1,412	40,934
Approach Resources, Inc.	1,152	16,128
Atlas America, Inc.	1,994	74,735
ATP Oil & Gas Corp. (a)	1,709	43,921
BreitBurn Energy Partners LP	3,270	54,282
Brigham Exploration Co. (a)	2,105	28,565
Calumet Specialty Products Partners LP	793	11,332
Capital Product Partners LP	703	10,946
Carrizo Oil & Gas, Inc. (a)	1,458	72,375
Clayton Williams Energy, Inc. (a)	543	43,950
Clean Energy Fuels Corp. (a)(d)	2,200	37,928
Copano Energy LLC	2,182	69,017
CREDO Petroleum Corp. (a)	469	5,023
Crosstex Energy LP	2,450	62,402
Crosstex Energy, Inc.	2,275	74,097
Dampskibsselskabet TORM AS sponsored ADR	138	4,761
Delta Petroleum Corp. (a)	4,941	88,740
Dorchester Minerals LP	1,275	35,381
Double Eagle Petroleum Co. (a)	564	9,171
Eagle Rock Energy Partners LP	2,453	34,808
Edge Petroleum Corp. (a)	838	3,821
Energy XXI (Bermuda) Ltd. (a)(d)	6,854	32,077
EV Energy Partners LP	469	12,241
FX Energy, Inc. (a)(d)	1,820	15,288
Geomet, Inc. (a)	2,493	17,401
Georesources, Inc. (a)	687	11,301
GMX Resources, Inc. (a)	754	51,151
Golar LNG Ltd. (NASDAQ)	2,986	47,895
Green Plains Renewable Energy, Inc. (a)	167	1,084
Gulfport Energy Corp. (a)	1,858	24,786
Hiland Holdings GP LP	929	20,717
Hiland Partners LP	290	13,340
Inergy Holdings LP	831	27,091
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy LP	2,393	$ 63,079
Ivanhoe Energy, Inc. (a)	12,943	28,885
James River Coal Co. (a)	1,234	52,038
Knightsbridge Tankers Ltd. (d)	698	20,228
Legacy Reserves LP	1,546	31,059
Linn Energy LLC	5,472	118,359
Marine Petroleum Trust	475	13,770
Martin Midstream Partners LP	712	22,271
NGAS Resources, Inc. (a)	1,100	6,930
Pacific Ethanol, Inc. (a)	1,754	3,613
Parallel Petroleum Corp. (a)	1,957	25,911
Petroleum Development Corp. (a)	704	42,796
PrimeEnergy Corp. (a)	116	8,895
Quest Resource Corp. (a)	2,097	10,087
Ram Energy Resources, Inc. (a)	3,575	16,338
Regency Energy Partners LP	1,848	46,052
Rex Energy Corp. (a)	1,450	29,102
Rosetta Resources, Inc. (a)	2,384	55,428
Semgroup Energy Partners LP	1,133	11,783
StealthGas, Inc.	1,288	21,664
Syntroleum Corp. (a)	2,008	3,253
Targa Resources Partners LP	1,652	39,483
TC Pipelines LP	1,681	57,440
TEL Offshore Trust	435	7,874
Top Ships, Inc. (a)	1,897	9,959
Toreador Resources Corp. (a)	610	5,277
TransGlobe Energy Corp. (a)	2,800	10,652
TXCO Resources, Inc. (a)	1,800	21,798
Uranium Resources, Inc. (a)	2,300	5,290
Verenium Corp. (a)(d)	2,561	5,788
Warren Resources, Inc. (a)	3,124	35,270
		2,083,422
TOTAL ENERGY		2,902,944
FINANCIALS - 8.9%
Capital Markets - 2.6%
American Capital Ltd. (d)	9,462	205,704
BGC Partners, Inc. Class A	2,546	16,778
Broadpoint Securities Group, Inc. (a)	714	2,392
Calamos Asset Management, Inc. Class A	978	20,959
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Capital Southwest Corp.	223	$ 29,891
Charles Schwab Corp.	53,288	1,278,379
Cowen Group, Inc. (a)	832	7,638
Diamond Hill Investment Group, Inc. (a)	178	16,187
E*TRADE Financial Corp. (a)(d)	25,008	80,026
Epoch Holding Corp.	1,309	15,171
FBR Capital Markets Corp. (a)(d)	3,144	15,248
FCStone Group, Inc. (a)	1,460	30,529
FirstCity Financial Corp. (a)	1,173	7,320
GFI Group, Inc.	5,532	64,171
Harris & Harris Group, Inc. (a)	1,045	7,649
International Assets Holding Corp. (a)	462	13,121
Knight Capital Group, Inc. Class A (a)	4,428	76,339
Northern Trust Corp.	10,184	818,692
optionsXpress Holdings, Inc.	2,823	65,127
Penson Worldwide, Inc. (a)	1,030	17,356
Prospect Capital Corp.	1,603	22,442
Sanders Morris Harris Group, Inc.	903	9,482
SEI Investments Co.	9,110	215,178
Siebert Financial Corp.	2,067	6,304
T. Rowe Price Group, Inc.	12,065	716,178
TD Ameritrade Holding Corp. (a)	27,507	561,968
Thomas Weisel Partners Group, Inc. (a)	1,112	6,805
TradeStation Group, Inc. (a)	2,552	25,622
U.S. Global Investments, Inc. Class A	870	12,311
		4,364,967
Commercial Banks - 2.9%
1st Source Corp.	1,276	27,727
Alliance Financial Corp.	376	9,392
Amcore Financial, Inc.	1,070	9,405
American National Bankshares, Inc.	549	9,245
American River Bankshares	652	6,807
AmericanWest Bancorp	569	979
Ameris Bancorp	898	10,794
AmeriServ Financial, Inc. (a)	1,045	2,957
Ames National Corp. (d)	710	16,302
Appalachian Bancshares, Inc. (a)	419	2,703
Arrow Financial Corp.	826	20,386
Associated Banc-Corp.	5,764	100,870
BancFirst Corp.	679	32,687
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bancorp Rhode Island, Inc.	498	$ 14,776
Bancorp, Inc., Delaware (a)	516	2,374
BancTrust Financial Group, Inc.	1,124	9,487
Bank of Florida Corp. (a)	413	3,279
Bank of Granite Corp.	972	7,446
Bank of Marin Bancorp	303	9,335
Bank of the Ozarks, Inc.	708	15,838
Banner Corp.	703	7,431
BNC Bancorp (d)	475	4,869
BOK Financial Corp.	2,970	129,373
Boston Private Financial Holdings, Inc.	1,870	16,718
Bridge Capital Holdings (a)	707	8,873
Bryn Mawr Bank Corp.	302	6,692
Cadence Financial Corp.	596	5,477
Capital Bank Corp.	729	7,436
Capital City Bank Group, Inc. (d)	991	24,012
Capital Corp. of the West	663	2,108
Cardinal Financial Corp.	1,972	16,742
Cascade Bancorp (d)	1,338	10,677
Cascade Financial Corp.	1,011	9,281
Cathay General Bancorp	2,260	43,754
Center Bancorp, Inc.	578	6,109
Center Financial Corp., California	793	10,682
Centerstate Banks of Florida, Inc. (d)	583	8,331
Century Bancorp, Inc. Class A (non-vtg.)	318	5,486
Chemical Financial Corp.	1,087	31,338
Chicopee Bancorp, Inc. (a)	265	3,546
Citizens & Northern Corp.	300	5,667
Citizens Banking Corp., Michigan	4,243	15,572
City Bank Lynnwood, Washington	1,023	12,429
City Holding Co.	826	34,535
CNB Financial Corp., Pennsylvania	587	7,854
CoBiz, Inc.	1,170	12,554
Colony Bankcorp, Inc.	217	2,335
Columbia Bancorp, Oregon	853	3,241
Columbia Banking Systems, Inc.	1,024	14,336
Commerce Bancshares, Inc.	3,168	142,560
Commonwealth Bankshares, Inc.	311	4,276
Community Bancorp (a)	420	2,209
Community Trust Bancorp, Inc.	692	23,210
Community Valley Bancorp	207	1,256
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CVB Financial Corp.	4,185	$ 44,989
Dearborn Bancorp, Inc. (a)	465	2,139
Eagle Bancorp, Inc., Maryland	530	4,420
East West Bancorp, Inc. (d)	3,240	40,403
Eastern Virgina Bankshares, Inc.	469	7,504
Enterprise Financial Services Corp.	830	15,571
EuroBancshares, Inc. (a)	1,284	4,635
Fidelity Southern Corp.	442	1,746
Fifth Third Bancorp	26,752	422,147
Financial Institutions, Inc.	425	7,467
First Bancorp, North Carolina	705	10,575
First Busey Corp. (d)	1,609	22,783
First Citizen Bancshares, Inc.	431	63,969
First Community Bancshares, Inc.	757	24,171
First Financial Bancorp, Ohio	2,353	30,636
First Financial Bankshares, Inc.	914	44,850
First Financial Corp., Indiana	705	29,243
First M&F Corp.	312	3,329
First Mariner Bancorp, Inc. (a)	782	1,924
First Merchants Corp.	857	16,532
First Midwest Bancorp, Inc., Delaware	2,192	49,057
First of Long Island Corp.	572	13,013
First Regional Bancorp (a)	783	4,009
First Security Group, Inc.	566	4,466
First South Bancorp, Inc., Virginia (d)	619	10,938
First State Bancorp.	1,395	7,965
First United Corp.	493	9,899
Firstbank Corp., Michigan	489	4,435
FirstMerit Corp.	3,347	67,743
FNB Corp., North Carolina	602	4,527
Frontier Financial Corp., Washington (d)	1,997	22,267
Fulton Financial Corp.	7,432	79,225
Gateway Financial Holdings, Inc.	1,104	7,607
German American Bancorp, Inc.	686	8,911
Glacier Bancorp, Inc.	2,530	53,940
Great Southern Bancorp, Inc.	844	8,752
Green Bankshares, Inc.	795	12,283
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	12,826
Guaranty Bancorp (a)	2,883	16,231
Hampton Roads Bankshares, Inc.	1,260	14,503
Hancock Holding Co.	1,547	75,880
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hanmi Financial Corp.	2,206	$ 11,273
Harleysville National Corp., Pennsylvania	1,666	24,490
Hawthorn Bancshares, Inc.	288	6,857
Heartland Financial USA, Inc.	917	19,743
Heritage Commerce Corp.	1,434	17,237
Heritage Financial Corp., Washington	369	5,210
Home Bancshares, Inc.	1,014	24,366
Horizon Financial Corp.	950	7,743
Huntington Bancshares, Inc. (d)	16,600	121,512
IBERIABANK Corp.	597	32,375
Independent Bank Corp., Massachusetts	752	20,800
Independent Bank Corp., Michigan	1,341	9,937
Integra Bank Corp.	932	5,974
International Bancshares Corp.	3,351	86,590
Intervest Bancshares Corp. Class A	539	4,290
Investors Bancorp, Inc. (a)	5,338	78,095
Lakeland Bancorp, Inc.	1,703	20,095
Lakeland Financial Corp.	764	15,563
LNB Bancorp, Inc.	836	7,181
Macatawa Bank Corp. (d)	639	5,170
MainSource Financial Group, Inc.	1,206	21,841
MB Financial, Inc.	1,710	47,589
MBT Financial Corp.	578	2,630
Mercantile Bank Corp.	476	4,098
Merchants Bancshares, Inc.	610	14,030
Metrocorp Bancshares, Inc.	399	5,091
Middleburg Financial Corp.	329	5,840
Midwest Banc Holdings, Inc.	1,241	6,912
Nara Bancorp, Inc.	1,677	18,363
National Bankshares, Inc.	287	5,163
National Penn Bancshares, Inc.	3,434	49,038
NBT Bancorp, Inc.	1,572	39,441
NewBridge Bancorp	1,464	8,769
Nexity Financial Corp. (a)	435	909
North Valley Bancorp	582	3,987
Northern States Financial Corp.	462	4,574
Northfield Bancorp, Inc. (a)(d)	2,386	28,847
Northrim Bancorp, Inc.	360	5,965
Old Point Financial Corp.	453	7,869
Old Second Bancorp, Inc.	929	15,728
PAB Bankshares, Inc.	579	4,319
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Capital Bancorp	2,273	$ 33,436
Pacific Continental Corp.	508	6,253
Pacific Mercantile Bancorp	562	3,822
PacWest Bancorp	1,312	29,756
Patriot National Bancorp, Inc.	549	7,549
Penns Woods Bancorp, Inc.	361	10,668
Pennsylvania Communication Bancorp, Inc. (a)	500	13,980
Peoples Bancorp, Inc.	541	11,112
Pinnacle Financial Partners, Inc. (a)	1,090	27,599
Popular, Inc. (d)	13,124	106,961
Preferred Bank, Los Angeles California (d)	632	6,175
PremierWest Bancorp	784	6,256
PrivateBancorp, Inc. (d)	1,369	41,946
Prosperity Bancshares, Inc.	1,987	63,524
Provident Bankshares Corp.	1,647	12,748
Renasant Corp.	1,049	19,837
Republic Bancorp, Inc., Kentucky Class A	905	26,815
Republic First Bancorp, Inc. (a)	530	4,765
Royal Bancshares of Pennsylvania, Inc. Class A	504	2,404
Rurban Financial Corp.	723	7,216
S&T Bancorp, Inc.	1,172	39,332
S.Y. Bancorp, Inc.	985	27,816
Sandy Spring Bancorp, Inc.	894	16,003
SCBT Financial Corp.	475	16,069
Seacoast Banking Corp., Florida (d)	1,020	8,956
Security Bank Corp., Georgia (d)	948	3,593
Shore Bancshares, Inc.	285	6,529
Sierra Bancorp	727	11,487
Signature Bank, New York (a)	1,519	44,917
Silver State Bancorp (a)(d)	673	384
Simmons First National Corp. Class A	784	22,281
Smithtown Bancorp, Inc.	359	6,825
South Financial Group, Inc. (d)	3,652	24,834
Southcoast Financial Corp. (a)	534	6,141
Southern Community Financial Corp.	910	4,432
Southside Bancshares, Inc.	753	16,378
Southwest Bancorp, Inc., Oklahoma	811	13,657
State Bancorp, Inc., New York	646	9,593
StellarOne Corp.	1,399	23,489
Sterling Bancshares, Inc.	3,234	31,823
Sterling Financial Corp., Washington	3,024	30,815
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Suffolk Bancorp	730	$ 25,937
Summit Financial Group, Inc.	583	7,019
Sun Bancorp, Inc., New Jersey	1,317	15,541
Superior Bancorp	529	3,555
Susquehanna Bancshares, Inc., Pennsylvania	3,601	57,544
SVB Financial Group (a)	1,351	75,724
Taylor Capital Group, Inc.	670	7,256
Temecula Valley Bancorp, Inc. (d)	461	2,379
Tennessee Commerce Bancorp, Inc. (a)	494	7,850
Texas Capital Bancshares, Inc. (a)	1,454	22,697
The First Bancorp, Inc.	596	10,829
TIB Financial Corp.	783	5,481
Trico Bancshares	716	11,771
Trustmark Corp.	2,587	49,645
UCBH Holdings, Inc.	4,873	28,507
UMB Financial Corp.	1,932	100,522
Umpqua Holdings Corp. (d)	2,947	41,140
Union Bankshares Corp.	660	14,989
United Bankshares, Inc., West Virginia	1,758	45,269
United Community Banks, Inc., Georgia (d)	2,188	25,731
United Security Bancshares, Inc.	450	6,741
United Security Bancshares, California (d)	896	12,965
Univest Corp. of Pennsylvania	760	21,956
Vineyard National Bancorp (d)	1,503	1,007
Virginia Commerce Bancorp, Inc.	1,689	8,918
VIST Financial Corp.	512	6,912
Washington Banking Co., Oak Harbor	401	3,689
Washington Trust Bancorp, Inc.	617	15,160
WesBanco, Inc.	1,213	30,058
West Bancorp., Inc.	862	10,456
West Coast Bancorp, Oregon	948	10,409
Westamerica Bancorp.	1,361	69,683
Whitney Holding Corp. (d)	2,523	54,623
Wilshire Bancorp, Inc.	1,594	21,631
Wintrust Financial Corp.	1,107	25,738
Yadkin Valley Financial Corp.	667	10,905
Zions Bancorp (d)	4,665	125,209
		4,870,394
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
Advanta Corp.:
Class A	639	$ 4,166
Class B	1,474	11,247
Cardtronics, Inc.	1,973	15,429
CompuCredit Corp. (a)(d)	2,165	11,236
Consumer Portfolio Services, Inc. (a)	1,184	2,546
Credit Acceptance Corp. (a)(d)	1,418	23,737
Dollar Financial Corp. (a)	1,044	19,084
EZCORP, Inc. (non-vtg.) Class A (a)	1,821	28,389
First Cash Financial Services, Inc. (a)	1,531	28,369
MRU Holdings, Inc. (a)	1,159	1,159
Nicholas Financial, Inc. (a)	537	3,292
QC Holdings, Inc.	1,007	6,374
United Panam Financial Corp. (a)	805	2,987
World Acceptance Corp. (a)	779	30,397
		188,412
Diversified Financial Services - 0.8%
Ampal-American Israel Corp. Class A (a)(d)	2,681	12,735
Asset Acceptance Capital Corp. (d)	1,529	16,574
Asta Funding, Inc.	686	5,680
California First National Bancorp	58	668
CME Group, Inc.	2,527	847,505
Compass Diversified Holdings	1,811	23,253
Elron Electronic Industries Ltd. (a)	1,076	7,069
Encore Capital Group, Inc. (a)	1,226	15,570
Interactive Brokers Group, Inc. (a)	1,844	50,341
Life Partners Holdings, Inc. (d)	521	15,088
MarketAxess Holdings, Inc. (a)	1,552	15,598
Marlin Business Services Corp. (a)	759	5,799
Medallion Financial Corp.	876	9,093
NewStar Financial, Inc. (a)	3,159	27,799
PICO Holdings, Inc. (a)	949	45,210
Portfolio Recovery Associates, Inc. (a)(d)	701	29,821
Resource America, Inc. Class A	1,085	13,400
The NASDAQ Stock Market, Inc. (a)	9,258	302,644
		1,443,847
Insurance - 1.1%
21st Century Holding Co.	425	2,852
Affirmative Insurance Holdings, Inc.	860	5,186
Amcomp, Inc. (a)	816	9,792
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American National Insurance Co.	1,233	$ 117,690
American Physicians Capital, Inc.	490	20,727
American Physicians Service Group, Inc.	616	13,601
Amerisafe, Inc. (a)	784	14,496
Amtrust Financial Services, Inc.	3,009	42,307
Arch Capital Group Ltd. (a)	2,864	199,793
Argo Group International Holdings, Ltd. (a)	1,404	52,776
Baldwin & Lyons, Inc. Class B	518	11,044
Brooke Corp.	617	395
CastlePoint Holdings Ltd.	1,600	18,112
Cincinnati Financial Corp.	7,287	215,987
CNinsure, Inc. ADR	855	11,337
CRM Holdings Ltd. (a)	727	2,893
Donegal Group, Inc. Class A	1,114	20,030
Eastern Insurance Holdings, Inc.	468	7,132
eHealth, Inc. (a)	1,376	20,420
EMC Insurance Group	882	21,433
Enstar Group Ltd. (a)	612	71,794
Erie Indemnity Co. Class A	2,318	107,208
FPIC Insurance Group, Inc. (a)	446	23,040
Greenlight Capital Re, Ltd. (a)	1,407	28,844
Hallmark Financial Services, Inc. (a)	1,598	14,750
Harleysville Group, Inc.	1,373	49,799
Infinity Property & Casualty Corp.	726	33,759
IPC Holdings Ltd.	2,257	71,479
Kansas City Life Insurance Co.	582	27,692
Maiden Holdings Ltd.	2,500	16,300
Max Capital Group Ltd.	2,309	60,034
Mercer Insurance Group, Inc.	261	4,333
National Interstate Corp.	862	16,749
National Western Life Insurance Co. Class A	180	43,099
Navigators Group, Inc. (a)	727	38,095
Philadelphia Consolidated Holdings Corp. (a)	3,173	189,523
PMA Capital Corp. Class A (a)	1,857	17,623
Presidential Life Corp.	1,433	25,794
Quanta Capital Holdings Ltd.	6,418	17,457
RAM Holdings Ltd. (a)	1,178	2,085
Safety Insurance Group, Inc.	717	30,831
SeaBright Insurance Holdings, Inc. (a)	1,184	14,374
Selective Insurance Group, Inc.	2,355	56,850
Specialty Underwriters' Alliance, Inc. (a)	776	4,074
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
State Auto Financial Corp.	1,844	$ 56,924
Tower Group, Inc.	1,222	25,601
United America Indemnity Ltd. Class A (a)	1,087	16,544
United Fire & Casualty Co.	1,401	41,666
		1,914,324
Real Estate Investment Trusts - 0.0%
Gladstone Commercial Corp.	882	13,442
Investors Real Estate Trust	3,458	35,721
Mission West Properties, Inc.	981	9,555
Monmouth Real Estate Investment Corp. Class A	1,800	13,086
Origen Financial, Inc.	1,905	2,858
		74,662
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	364	11,572
Elbit Imaging Ltd.	1,292	37,197
FirstService Corp. (sub. vtg.)	1,604	26,433
FX Real Estate & Entertainment, Inc. (a)	2,537	3,222
Housevalues, Inc. (a)	700	1,974
Meruelo Maddux Properties, Inc. (a)	4,020	5,507
Stratus Properties, Inc. (a)	335	9,725
Thomas Properties Group, Inc.	2,004	19,299
ZipRealty, Inc. (a)	624	2,827
		117,756
Thrifts & Mortgage Finance - 1.3%
Abington Bancorp, Inc.	1,073	10,612
American Bancorp of New Jersey, Inc.	850	8,985
Anchor BanCorp Wisconsin, Inc.	960	7,373
Atlantic Coast Federal Corp.	668	5,277
Bank Mutual Corp.	2,925	35,246
BankFinancial Corp.	1,166	17,397
BankUnited Financial Corp. Class A (d)	1,780	2,118
Beneficial Mutual Bancorp, Inc. (a)	4,321	50,124
Benjamin Franklin Bancorp, Inc.	462	5,567
Berkshire Bancorp, Inc.	927	11,588
Berkshire Hills Bancorp, Inc.	848	22,557
Beverly Hills Bancorp, Inc.	596	817
Brookline Bancorp, Inc., Delaware	2,646	27,201
Brooklyn Federal Bancorp, Inc.	773	11,595
Camco Financial Corp.	727	7,743
Capitol Federal Financial	3,446	150,659
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
CFS Bancorp, Inc.	485	$ 4,627
Citizens First Bancorp, Inc., Delaware	345	1,504
Citizens South Banking Corp., Delaware	637	5,096
Clifton Savings Bancorp, Inc.	1,352	14,899
Cooperative Bankshares, Inc.	391	2,620
Corus Bankshares, Inc. (d)	2,658	10,552
Dime Community Bancshares, Inc.	1,804	29,622
ESB Financial Corp.	1,247	13,318
First Defiance Financial Corp.	519	8,506
First Federal Bancshares of Arkansas, Inc.	569	4,376
First Financial Holdings, Inc.	912	19,918
First Financial Service Corp.	413	8,314
First Niagara Financial Group, Inc.	4,686	70,103
First PacTrust Bancorp, Inc.	595	7,497
First Place Financial Corp.	740	7,518
Flushing Financial Corp.	1,320	22,955
Fox Chase Bancorp, Inc. (a)	558	6,780
Franklin Bank Corp. (a)	1,290	737
Heritage Financial Group	814	8,620
HMN Financial, Inc.	448	6,380
Home Federal Bancorp, Inc.	1,753	19,283
Hudson City Bancorp, Inc.	24,050	443,482
K-Fed Bancorp	734	7,443
Kearny Financial Corp.	3,732	51,837
Legacy Bancorp, Inc.	898	12,383
LSB Corp.	631	9,307
MASSBANK Corp.	367	14,610
MutualFirst Financial, Inc.	550	5,814
NASB Financial, Inc.	336	8,894
Northeast Community Bancorp, Inc.	544	5,494
Northwest Bancorp, Inc.	2,315	64,218
OceanFirst Financial Corp.	1,038	18,736
Oritani Financial Corp. (a)(d)	1,950	32,877
Pamrapo Bancorp, Inc.	666	9,164
Parkvale Financial Corp.	256	5,650
People's United Financial, Inc.	15,817	283,441
Provident Financial Holdings, Inc.	315	1,997
Provident New York Bancorp	2,528	34,988
Prudential Bancorp, Inc. of Pennsylvania	635	6,629
Pulaski Financial Corp.	484	4,695
PVF Capital Corp.	500	2,245
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Riverview Bancorp, Inc.	1,020	$ 6,640
Rockville Financial, Inc. (d)	1,512	21,879
Roma Financial Corp. (d)	1,827	27,752
Rome Bancorp, Inc.	1,067	11,524
Severn Bancorp, Inc.	677	4,096
SI Financial Group, Inc.	1,167	11,203
TFS Financial Corp.	15,490	189,288
TierOne Corp.	794	4,486
Timberland Bancorp, Inc.	250	1,960
Tree.com, Inc. (a)	388	2,949
Triad Guaranty, Inc. (a)	653	999
Trustco Bank Corp., New York	3,395	33,203
United Community Financial Corp., Ohio	1,881	6,790
United Financial Bancorp, Inc.	942	12,048
United Western Bancorp, Inc.	373	4,055
ViewPoint Financial Group	1,624	26,617
Washington Federal, Inc.	3,950	68,059
Waterstone Financial, Inc. (a)	2,022	19,876
Westfield Financial, Inc.	2,325	23,762
Willow Financial Bancorp, Inc.	911	9,037
WSFS Financial Corp.	244	13,047
		2,171,258
TOTAL FINANCIALS		15,145,620
HEALTH CARE - 14.0%
Biotechnology - 7.3%
3SBio, Inc. sponsored ADR (a)	740	7,193
Aastrom Biosciences, Inc. (a)	3,712	1,169
Abraxis BioScience, Inc. (a)	1,895	139,283
Acadia Pharmaceuticals, Inc. (a)	2,336	5,957
Accentia Biopharmaceutical, Inc. (a)(d)	4,290	3,389
Achillion Pharmaceuticals, Inc. (a)	2,091	5,478
Acorda Therapeutics, Inc. (a)	1,590	44,759
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	4,470
Affymax, Inc. (a)	700	13,118
Alexion Pharmaceuticals, Inc. (a)	3,692	166,435
Alkermes, Inc. (a)	4,738	63,347
Allos Therapeutics, Inc. (a)	4,164	38,850
Alnylam Pharmaceuticals, Inc. (a)	2,094	62,087
Altus Pharmaceuticals, Inc. (a)	1,380	2,194
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc. (a)	50,552	$ 3,177,193
Amicus Therapeutics, Inc. (a)(d)	1,041	14,522
Amylin Pharmaceuticals, Inc. (a)(d)	6,501	142,892
Anadys Pharmaceuticals, Inc. (a)	1,141	3,012
Antigenics, Inc. (a)	2,149	3,739
Arena Pharmaceuticals, Inc. (a)	4,370	26,526
ARIAD Pharmaceuticals, Inc. (a)	5,143	15,995
ArQule, Inc. (a)	2,255	7,938
Array Biopharma, Inc. (a)	2,535	20,711
AVI BioPharma, Inc. (a)	1,700	1,904
Avigen, Inc. (a)	1,684	6,871
BELLUS Health, Inc. (a)(d)	2,029	2,484
BioCryst Pharmaceuticals, Inc. (a)	2,702	9,106
Biogen Idec, Inc. (a)	13,472	686,129
BioMarin Pharmaceutical, Inc. (a)	4,701	141,688
Bionovo, Inc. (a)	3,200	4,160
Biosante Pharmaceuticals, Inc. (a)	2,732	14,124
BioSphere Medical, Inc. (a)	611	2,560
Celera Corp. (a)	3,700	51,800
Celgene Corp. (a)	20,271	1,404,780
Cell Genesys, Inc. (a)	4,799	4,703
Cephalon, Inc. (a)	3,101	237,599
Cepheid, Inc. (a)	2,665	49,569
Combinatorx, Inc. (a)	3,329	10,520
Cougar Biotechnology, Inc. (a)	1,059	36,472
Critical Therapeutics, Inc. (a)	1,487	387
Crucell NV sponsored ADR (a)	512	8,248
Cubist Pharmaceuticals, Inc. (a)	2,773	61,089
CuraGen Corp. (a)	4,368	4,193
Curis, Inc. (a)	1,951	3,395
CV Therapeutics, Inc. (a)	3,316	38,101
Cyclacel Pharmaceuticals, Inc. (a)	732	1,230
Cytokinetics, Inc. (a)	2,756	14,331
Cytori Therapeutics, Inc. (a)(d)	2,326	14,863
CytRx Corp. (a)	5,744	3,446
deCODE genetics, Inc. (a)	4,814	5,344
Dendreon Corp. (a)(d)	3,991	23,467
DUSA Pharmaceuticals, Inc. (a)	923	1,532
Dyax Corp. (a)	2,655	12,744
Dynavax Technologies Corp. (a)	1,807	2,963
EntreMed, Inc. (a)	4,673	2,196
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Enzon Pharmaceuticals, Inc. (a)	2,870	$ 25,974
EPIX Pharmaceuticals, Inc. (a)(d)	1,392	2,464
Exact Sciences Corp. (a)	1,230	1,316
Favrille, Inc. (a)	1,560	83
Genelabs Technologies, Inc. (a)	713	328
Genomic Health, Inc. (a)(d)	1,567	35,022
Gentium SpA sponsored ADR (a)	138	511
GenVec, Inc. (a)(d)	4,370	5,987
Genzyme Corp. (a)	12,363	968,023
Geron Corp. (a)	4,277	19,631
Gilead Sciences, Inc. (a)	42,908	2,260,393
GTx, Inc. (a)	1,868	33,082
Halozyme Therapeutics, Inc. (a)	3,400	26,520
Hana Biosciences, Inc. (a)	1,626	862
Human Genome Sciences, Inc. (a)	6,500	48,165
Idenix Pharmaceuticals, Inc. (a)	2,306	18,748
Idera Pharmaceuticals, Inc. (a)(d)	1,411	20,629
ImClone Systems, Inc. (a)	4,048	260,691
ImmunoGen, Inc. (a)(d)	2,035	10,948
Immunomedics, Inc. (a)	4,527	9,778
Incyte Corp. (a)	4,105	41,994
Indevus Pharmaceuticals, Inc. (a)	3,541	7,790
Infinity Pharmaceuticals, Inc. (a)	762	5,616
Inhibitex, Inc. (a)	1,533	935
InterMune, Inc. (a)(d)	1,746	33,122
Introgen Therapeutics, Inc. (a)	1,380	1,283
Isis Pharmaceuticals, Inc. (a)	4,385	77,527
Keryx Biopharmaceuticals, Inc. (a)	1,806	957
La Jolla Pharmaceutical Co. (a)	3,934	6,963
Lexicon Pharmaceuticals, Inc. (a)	5,575	10,370
Ligand Pharmaceuticals, Inc. Class B (a)	6,083	20,561
MannKind Corp. (a)(d)	4,635	15,064
Marshall Edwards, Inc. (a)(d)	1,945	5,641
Martek Biosciences (a)	1,578	52,721
Maxygen, Inc. (a)	2,330	11,487
Medarex, Inc. (a)	5,999	44,273
Memory Pharmaceuticals Corp. (a)	4,800	1,584
Metabasis Therapeutics, Inc. (a)	1,518	2,277
Metabolix, Inc. (a)	1,176	13,559
Micromet, Inc. (a)(d)	415	2,585
Molecular Insight Pharmaceuticals, Inc. (a)	1,312	11,204
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Momenta Pharmaceuticals, Inc. (a)	1,763	$ 25,281
Monogram Biosciences, Inc. (a)	6,461	5,363
Myriad Genetics, Inc. (a)	2,086	142,265
Nabi Biopharmaceuticals (a)	3,990	22,982
Neopharm, Inc. (a)	731	292
Neose Technologies, Inc. (a)	1,126	394
Neurocrine Biosciences, Inc. (a)	1,633	8,443
Neurogen Corp. (a)	1,639	492
NeurogesX, Inc. (a)	1,369	4,039
Northfield Laboratories, Inc. (a)	1,696	831
Novacea, Inc. (a)	1,752	4,117
Novavax, Inc. (a)	2,057	5,677
NPS Pharmaceuticals, Inc. (a)	3,631	29,411
Nuvelo, Inc. (a)	2,576	1,275
Nymox Pharmaceutical Corp. (a)	1,810	10,335
Omrix Biopharmaceuticals, Inc. (a)	883	20,309
Oncolytics Biotech, Inc. (a)	1,142	2,011
ONYX Pharmaceuticals, Inc. (a)	2,660	108,714
Orchid Cellmark, Inc. (a)	2,602	8,509
OREXIGEN Therapeutics, Inc. (a)	1,773	20,620
Orthologic Corp. (a)	1,251	1,051
Oscient Pharmaceuticals Corp. (a)	769	877
OSI Pharmaceuticals, Inc. (a)	2,706	136,653
Osiris Therapeutics, Inc. (a)(d)	1,517	23,301
OXiGENE, Inc. (a)	1,607	2,089
Panacos Pharmaceuticals, Inc. (a)	3,400	1,734
PDL BioPharma, Inc.	5,471	66,035
Peregrine Pharmaceuticals, Inc. (a)	16,220	5,190
Pharmacopeia Drug Discovery, Inc. (a)	1,933	4,059
Pharmasset, Inc. (a)	924	19,533
Poniard Pharmaceuticals, Inc. (a)	1,760	8,448
Progen Pharmaceuticals Ltd. (a)	522	296
Progenics Pharmaceuticals, Inc. (a)(d)	1,545	21,228
QLT, Inc. (a)	4,361	17,095
Regeneron Pharmaceuticals, Inc. (a)	3,595	78,083
Repligen Corp. (a)	1,624	8,721
Rigel Pharmaceuticals, Inc. (a)	1,886	44,623
RXi Pharmaceuticals Corp.	286	1,913
Sangamo Biosciences, Inc. (a)(d)	2,130	21,279
Savient Pharmaceuticals, Inc. (a)	2,645	60,121
SciClone Pharmaceuticals, Inc. (a)	1,927	2,871
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	4,190	$ 46,719
Senomyx, Inc. (a)	1,884	7,913
SIGA Technologies, Inc. (a)(d)	2,219	8,099
StemCells, Inc. (a)	2,240	2,733
Sunesis Pharmaceuticals, Inc. (a)	1,761	2,782
Synta Pharmaceuticals Corp. (a)(d)	1,342	11,890
Targacept, Inc. (a)	1,419	12,984
Telik, Inc. (a)	2,715	1,819
Tercica, Inc. (a)	2,496	22,289
Theravance, Inc. (a)	2,300	31,349
TorreyPines Therapeutics, Inc. (a)	277	161
Trimeris, Inc.	671	2,724
Trubion Pharmaceuticals, Inc. (a)	854	3,237
United Therapeutics Corp. (a)	1,019	108,146
Vanda Pharmaceuticals, Inc. (a)	1,177	1,318
Vertex Pharmaceuticals, Inc. (a)	6,577	176,658
Vical, Inc. (a)	1,765	5,666
XOMA Ltd. (a)	8,572	17,744
Zymogenetics, Inc. (a)(d)	3,440	28,690
		12,388,404
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)	1,080	21,481
Abiomed, Inc. (a)(d)	1,755	31,625
Accuray, Inc. (a)(d)	2,357	19,445
Align Technology, Inc. (a)	3,139	40,933
Alphatec Holdings, Inc. (a)	3,191	15,285
American Medical Systems Holdings, Inc. (a)	3,415	60,787
Analogic Corp.	675	45,698
Angiodynamics, Inc. (a)	981	16,118
Anika Therapeutics, Inc. (a)	1,002	8,547
ArthroCare Corp. (a)(d)	1,271	32,588
Aspect Medical Systems, Inc. (a)(d)	1,014	5,303
Atricure, Inc. (a)	695	7,124
Atrion Corp.	134	15,448
BioLase Technology, Inc. (a)	592	1,516
Candela Corp. (a)	1,339	4,097
Cardiac Science Corp. (a)	813	8,333
Cardica, Inc. (a)	1,278	10,403
Cardiodynamics International Corp. (a)	224	307
Cerus Corp. (a)	1,646	7,341
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
China Medical Technologies, Inc. sponsored ADR	966	$ 44,378
Clinical Data, Inc. (a)(d)	1,229	20,315
Conceptus, Inc. (a)	1,295	21,886
CONMED Corp. (a)	1,322	42,251
Cutera, Inc. (a)	521	5,820
Cyberonics, Inc. (a)	1,499	32,154
Cynosure, Inc. Class A (a)	416	10,308
Datascope Corp.	746	37,300
DENTSPLY International, Inc.	6,749	264,493
DexCom, Inc. (a)	1,171	8,056
Electro-Optical Sciences, Inc. (a)(d)	1,612	11,961
Endologix, Inc. (a)	1,944	5,288
ev3, Inc. (a)(d)	4,821	58,864
Exactech, Inc. (a)	534	13,815
Gen-Probe, Inc. (a)	2,493	148,957
Given Imaging Ltd. (a)	1,092	17,177
Hansen Medical, Inc. (a)(d)	1,063	13,426
HealthTronics, Inc. (a)	1,523	6,427
Hologic, Inc. (a)	11,873	251,945
Home Diagnostics, Inc. (a)	835	8,626
I-Flow Corp. (a)	1,516	14,872
ICU Medical, Inc. (a)	885	26,877
IDEXX Laboratories, Inc. (a)	2,777	156,345
Immucor, Inc. (a)	3,320	106,937
Insulet Corp. (a)(d)	1,257	18,025
Integra LifeSciences Holdings Corp. (a)	1,328	64,395
Intuitive Surgical, Inc. (a)	1,801	531,781
IRIS International, Inc. (a)	690	12,779
Kensey Nash Corp. (a)	550	19,806
LeMaitre Vascular, Inc. (a)	426	1,393
Masimo Corp.	2,664	106,480
Medical Action Industries, Inc. (a)	742	9,772
Meridian Bioscience, Inc.	1,928	54,794
Merit Medical Systems, Inc. (a)	1,302	25,207
Micrus Endovascular Corp. (a)	653	8,228
National Dentex Corp. (a)	337	3,188
Natus Medical, Inc. (a)	1,167	28,708
Neogen Corp. (a)	814	21,221
NeuroMetrix, Inc. (a)	497	562
NMT Medical, Inc. (a)	513	2,001
Northstar Neuroscience, Inc. (a)	1,041	1,780
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NUCRYST Pharmaceuticals Corp. (a)	862	$ 690
NuVasive, Inc. (a)	1,740	82,928
NxStage Medical, Inc. (a)	2,160	8,208
OraSure Technologies, Inc. (a)	2,902	14,481
Orthofix International NV (a)	1,015	24,604
Orthovita, Inc. (a)	3,496	10,663
Osteotech, Inc. (a)	1,235	6,459
Palomar Medical Technologies, Inc. (a)	1,008	14,586
Quidel Corp. (a)	1,644	32,140
Rochester Medical Corp. (a)	328	4,425
RTI Biologics, Inc. (a)(d)	3,187	29,894
Shamir Optical Industry Ltd.	707	4,871
Sirona Dental Systems, Inc. (a)	2,583	71,007
Somanetics Corp. (a)	771	19,121
Sonic Innovations, Inc. (a)	1,423	4,255
SonoSite, Inc. (a)	970	32,786
Staar Surgical Co. (a)	832	4,551
Stereotaxis, Inc. (a)(d)	2,207	15,162
SurModics, Inc. (a)	854	33,280
Synergetics USA, Inc. (a)	1,175	3,596
Syneron Medical Ltd. (a)	1,227	20,258
Synovis Life Technologies, Inc. (a)	746	16,382
The Spectranetics Corp. (a)	1,742	14,006
Thermage, Inc. (a)	818	3,517
ThermoGenesis Corp. (a)	4,407	7,492
Thoratec Corp. (a)	2,829	75,365
TomoTherapy, Inc. (a)(d)	2,307	14,280
Trinity Biotech PLC sponsored ADR (a)	674	2,292
Utah Medical Products, Inc.	500	14,200
Vascular Solutions, Inc. (a)	1,180	9,853
Vital Signs, Inc.	612	45,196
Vnus Medical Technologies, Inc. (a)	900	19,953
Volcano Corp. (a)	2,438	44,786
Wright Medical Group, Inc. (a)	1,694	52,158
Xtent, Inc. (a)	1,150	2,392
Young Innovations, Inc.	390	7,991
Zoll Medical Corp. (a)	1,000	34,770
		3,393,575
Health Care Providers & Services - 1.5%
Air Methods Corp. (a)	670	19,343
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Allied Healthcare International, Inc. (a)	1,897	$ 4,306
Allion Healthcare, Inc. (a)	696	4,809
Almost Family, Inc. (a)	474	21,430
Amedisys, Inc. (a)	1,234	65,673
America Service Group, Inc. (a)	530	5,745
American Dental Partners, Inc. (a)	487	6,088
AmSurg Corp. (a)	1,407	38,144
Animal Health International, Inc. (a)	1,331	9,929
athenahealth, Inc. (d)	1,448	46,698
Bio-Reference Laboratories, Inc. (a)	768	21,757
BioScrip, Inc. (a)	2,063	8,293
BMP Sunstone Corp. (a)(d)	1,486	8,262
CardioNet, Inc.	1,000	30,500
Chindex International, Inc. (a)	849	9,942
Corvel Corp. (a)	589	17,146
Cross Country Healthcare, Inc. (a)	1,487	23,301
Dialysis Corp. of America (a)	301	2,369
Express Scripts, Inc. (a)	11,648	855,080
Genoptix, Inc.	672	23,520
Gentiva Health Services, Inc. (a)	1,354	37,682
Health Grades, Inc. (a)	1,360	4,529
HealthExtras, Inc. (a)	2,044	66,634
Healthways, Inc. (a)	1,740	33,147
Henry Schein, Inc. (a)	4,052	236,961
HMS Holdings Corp. (a)	1,151	28,533
Hythiam, Inc. (a)	2,025	4,374
InVentiv Health, Inc. (a)	1,583	34,937
IPC The Hospitalist Co., Inc.	700	17,885
LCA-Vision, Inc.	1,176	6,633
LHC Group, Inc. (a)	1,005	29,276
LifePoint Hospitals, Inc. (a)	2,596	87,589
Lincare Holdings, Inc. (a)	3,229	106,557
Magellan Health Services, Inc. (a)	1,843	80,281
Medcath Corp. (a)	881	18,739
MWI Veterinary Supply, Inc. (a)	632	24,894
National Research Corp.	370	11,840
NightHawk Radiology Holdings, Inc. (a)	1,452	12,386
NovaMed Eyecare, Inc. (a)	1,179	5,282
Odyssey Healthcare, Inc. (a)	1,312	12,779
Patterson Companies, Inc. (a)	5,515	179,458
PDI, Inc. (a)	594	4,425
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)	853	$ 10,927
PSS World Medical, Inc. (a)	2,944	53,787
Psychiatric Solutions, Inc. (a)	2,547	96,149
RadNet, Inc. (a)(d)	2,333	14,511
ResCare, Inc. (a)	1,417	27,263
Rural/Metro Corp. (a)	909	1,773
Sun Healthcare Group, Inc. (a)	2,052	35,274
The Ensign Group, Inc.	666	11,082
TLC Vision Corp. (a)	4,732	4,779
U.S. Physical Therapy, Inc. (a)	574	11,371
VCA Antech, Inc. (a)	4,011	123,298
Virtual Radiologic Corp.	597	7,683
		2,665,053
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	2,679	38,417
AMICAS, Inc. (a)	2,483	7,275
Cerner Corp. (a)(d)	3,765	173,378
Computer Programs & Systems, Inc.	714	19,371
Eclipsys Corp. (a)	2,621	58,475
Emageon, Inc. (a)	1,549	3,733
HLTH Corp. (a)	8,637	107,531
iCAD, Inc. (a)	4,384	18,764
MedAssets, Inc.	2,828	50,282
Merge Healthcare, Inc.	930	1,172
Omnicell, Inc. (a)	1,601	24,575
Phase Forward, Inc. (a)	2,174	42,002
SXC Health Solutions Corp. (a)	1,302	19,874
Transcend Services, Inc. (a)	710	9,038
Vital Images, Inc. (a)	671	10,535
		584,422
Life Sciences Tools & Services - 1.1%
Accelrys, Inc. (a)	2,040	10,465
Affymetrix, Inc. (a)	3,427	29,404
Albany Molecular Research, Inc. (a)	1,520	26,494
AMAG Pharmaceuticals, Inc. (a)	767	29,675
Arrowhead Research Corp. (a)	1,920	3,360
Bruker BioSciences Corp. (a)	7,792	120,308
Caliper Life Sciences, Inc. (a)	1,798	5,376
Combimatrix Corp. (a)	142	2,039
Compugen Ltd. (a)	1,757	3,602
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Dionex Corp. (a)	837	$ 54,564
Encorium Group, Inc. (a)	2,146	3,283
eResearchTechnology, Inc. (a)	2,410	32,511
Exelixis, Inc. (a)	5,406	30,760
Harvard Bioscience, Inc. (a)	973	4,456
ICON PLC sponsored ADR	2,736	111,437
Illumina, Inc. (a)	2,827	243,490
Invitrogen Corp. (a)	4,202	178,417
Kendle International, Inc. (a)	727	35,950
Luminex Corp. (a)	1,847	47,080
Medivation, Inc. (a)(d)	1,300	32,227
Medtox Scientific, Inc. (a)	357	6,240
Nektar Therapeutics (a)	4,545	18,044
PAREXEL International Corp. (a)	2,628	83,492
Pharmaceutical Product Development, Inc.	5,573	227,378
PharmaNet Development Group, Inc. (a)	758	19,784
QIAGEN NV (a)	9,148	193,755
Sequenom, Inc. (a)	2,553	58,030
Techne Corp. (a)	1,750	135,048
Varian, Inc. (a)	1,390	69,097
		1,815,766
Pharmaceuticals - 1.8%
Acusphere, Inc. (a)	1,243	536
Adolor Corp. (a)	1,931	6,295
Akorn, Inc. (a)	4,150	20,128
Alexza Pharmaceuticals, Inc. (a)	1,512	8,029
Anesiva, Inc. (a)	2,189	4,794
Angiotech Pharmaceuticals, Inc. (a)	4,579	8,538
APP Pharmaceuticals, Inc. (a)	7,583	179,490
Artes Medical, Inc. (a)	195	216
Atherogenics, Inc. (a)	2,323	1,510
Auxilium Pharmaceuticals, Inc. (a)	2,024	79,563
AVANIR Pharmaceuticals Class A (a)	1,525	1,344
Biodel, Inc. (a)(d)	957	17,102
BioForm Medical, Inc.	2,946	11,725
BioMimetic Therapeutics, Inc. (a)	903	10,403
Cadence Pharmaceuticals, Inc. (a)(d)	1,375	13,626
Cardiome Pharma Corp. (a)(d)	3,117	27,503
Columbia Laboratories, Inc. (a)(d)	1,899	6,931
Cypress Bioscience, Inc. (a)	1,787	12,259
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
DepoMed, Inc. (a)	2,463	$ 10,763
Discovery Laboratories, Inc. (a)	4,625	9,250
Durect Corp. (a)	4,092	21,688
Emisphere Technologies, Inc. (a)(d)	1,366	4,986
Endo Pharmaceuticals Holdings, Inc. (a)	5,544	125,960
Eurand NV (a)	2,150	35,626
Flamel Technologies SA sponsored ADR (a)(d)	1,311	10,855
Generex Biotechnology Corp. (a)(d)	5,909	4,083
Hi-Tech Pharmacal Co., Inc. (a)	462	4,329
Hollis-Eden Pharmaceuticals, Inc. (a)	580	974
Inspire Pharmaceuticals, Inc. (a)	3,078	13,851
Ista Pharmaceuticals, Inc. (a)	1,726	3,107
Jazz Pharmaceuticals, Inc. (a)	1,184	8,395
Labopharm, Inc. (a)	3,695	4,558
Map Pharmaceuticals, Inc.	1,099	10,880
Matrixx Initiatives, Inc. (a)	372	6,592
MDRNA, Inc. (a)	1,139	866
Medicines Co. (a)	2,401	58,488
MiddleBrook Pharmaceuticals, Inc. (a)(d)	5,533	11,509
NitroMed, Inc. (a)	982	786
Noven Pharmaceuticals, Inc. (a)	1,490	18,402
Novogen Ltd. sponsored ADR (a)	97	707
Obagi Medical Products, Inc. (a)	1,285	12,400
Optimer Pharmaceuticals, Inc. (a)	1,303	10,372
Pain Therapeutics, Inc. (a)(d)	2,318	21,673
Penwest Pharmaceuticals Co. (a)	1,484	5,476
Perrigo Co.	4,366	152,766
Pozen, Inc. (a)(d)	1,285	14,803
Questcor Pharmaceuticals, Inc. (a)	3,000	16,380
Quigley Corp. (a)	1,566	8,159
Replidyne, Inc. (a)(d)	1,754	2,175
Repros Therapeutics, Inc. (a)(d)	1,488	12,395
Salix Pharmaceuticals Ltd. (a)	2,714	18,455
Santarus, Inc. (a)	3,045	7,125
Sciele Pharma, Inc. (d)	1,605	30,928
Sepracor, Inc. (a)	4,890	89,976
Shire PLC sponsored ADR	2,498	132,594
Somaxon Pharmaceuticals, Inc. (a)	769	3,568
Spectrum Pharmaceuticals, Inc. (a)	2,018	3,451
Sucampo Pharmaceuticals, Inc. Class A (d)	1,103	10,479
SuperGen, Inc. (a)	3,481	5,813
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,562	$ 1,352,125
ViroPharma, Inc. (a)	3,623	53,077
Vivus, Inc. (a)	3,798	32,093
Warner Chilcott Ltd. (a)	11,649	186,384
XenoPort, Inc. (a)	1,285	62,747
Zila, Inc. (a)	3,259	1,075
		3,023,136
TOTAL HEALTH CARE		23,870,356
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	871	29,144
American Science & Engineering, Inc.	467	31,196
Applied Energetics, Inc. (a)(d)	3,427	4,935
Applied Signal Technology, Inc.	561	9,285
Argon ST, Inc. (a)	996	24,870
Ascent Solar Technologies, Inc. (a)	576	5,276
Astronics Corp. (a)	339	8,234
Axsys Technologies, Inc. (a)	558	37,905
BE Aerospace, Inc. (a)	4,375	104,781
Ceradyne, Inc. (a)	1,283	57,812
Elbit Systems Ltd.	1,990	109,948
Herley Industries, Inc. (a)	746	14,323
Innovative Solutions & Support, Inc. (a)	1,067	6,391
Kratos Defense & Security Solutions, Inc. (a)	2,684	5,449
Ladish Co., Inc. (a)	750	19,995
Limco-Piedmont, Inc. (a)	806	3,683
LMI Aerospace, Inc. (a)	448	10,568
Sypris Solutions, Inc.	676	1,521
Taser International, Inc. (a)(d)	3,257	21,171
TAT Technologies Ltd.	78	500
		506,987
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	3,839	3,801
Atlas Air Worldwide Holdings, Inc. (a)	963	55,604
C.H. Robinson Worldwide, Inc.	7,873	410,262
Dynamex, Inc. (a)	596	17,570
Expeditors International of Washington, Inc.	9,876	356,425
Forward Air Corp.	1,303	45,983
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	1,717	$ 68,577
Pacer International, Inc.	1,724	36,342
Park-Ohio Holdings Corp. (a)	771	15,042
UTI Worldwide, Inc.	4,475	89,948
		1,099,554
Airlines - 0.2%
Allegiant Travel Co. (a)	900	27,909
Hawaiian Holdings, Inc. (a)	2,500	22,575
JetBlue Airways Corp. (a)	10,586	64,257
Mesa Air Group, Inc. (a)	2,636	1,186
Pinnacle Airlines Corp. (a)	1,418	6,750
Republic Airways Holdings, Inc. (a)	1,879	16,235
Ryanair Holdings PLC sponsored ADR (a)	5,504	125,271
SkyWest, Inc.	2,857	48,826
UAL Corp. (d)	5,735	63,716
		376,725
Building Products - 0.1%
Aaon, Inc.	968	20,676
American Woodmark Corp.	798	18,960
Apogee Enterprises, Inc.	1,343	26,860
Builders FirstSource, Inc. (a)(d)	1,474	7,473
China Architectural Engineering, Inc. (d)	2,400	19,920
Dayton Superior Corp. (a)	383	789
Gibraltar Industries, Inc.	1,466	31,534
Insteel Industries, Inc.	926	15,835
PGT, Inc. (a)	823	4,197
Universal Forest Products, Inc.	846	27,791
US Home Systems, Inc. (a)	272	1,085
		175,120
Commercial Services & Supplies - 1.2%
51job, Inc. sponsored ADR (a)	868	9,591
Advisory Board Co. (a)	840	25,964
American Ecology Corp.	861	27,948
APAC Customer Services, Inc. (a)	2,411	5,401
Barrett Business Services, Inc.	449	6,511
Casella Waste Systems, Inc. Class A (a)	1,581	21,043
CECO Environmental Corp. (a)	977	4,651
Cintas Corp.	6,906	212,705
Clean Harbors, Inc. (a)	1,120	90,877
Comsys IT Partners, Inc. (a)	927	10,976
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Copart, Inc. (a)	4,007	$ 176,348
Corporate Executive Board Co.	1,587	57,767
CoStar Group, Inc. (a)	996	52,599
Courier Corp.	559	11,963
CRA International, Inc. (a)	570	22,737
Diamond Management & Technology Consultants, Inc.	2,113	12,636
Exponent, Inc. (a)	727	22,363
First Advantage Corp. Class A (a)	418	6,993
Fuel Tech, Inc. (a)(d)	1,311	24,044
G&K Services, Inc. Class A	958	33,041
GeoEye, Inc. (a)	693	17,152
Healthcare Services Group, Inc.	2,037	39,681
Heidrick & Struggles International, Inc.	907	27,537
Herman Miller, Inc.	2,465	69,365
Hudson Highland Group, Inc. (a)	1,554	14,312
Huron Consulting Group, Inc. (a)	865	55,775
ICF International, Inc. (a)	519	9,586
ICT Group, Inc. (a)	936	7,582
InnerWorkings, Inc. (a)(d)	2,410	28,583
Interface, Inc. Class A	2,670	35,164
Intersections, Inc. (a)	441	4,732
Kelly Services, Inc. Class A (non-vtg.)	1,569	30,344
Kforce, Inc. (a)	2,039	21,777
Kimball International, Inc. Class B	1,764	18,575
LECG Corp. (a)	1,366	11,133
McGrath RentCorp.	1,138	32,433
Mobile Mini, Inc. (a)	1,580	33,780
Monster Worldwide, Inc. (a)	5,411	105,731
Multi-Color Corp.	501	11,693
Odyssey Marine Exploration, Inc. (a)	1,801	8,987
On Assignment, Inc. (a)	1,390	13,136
PeopleSupport, Inc. (a)	1,045	12,697
Perma-Fix Environmental Services, Inc. (a)	2,601	6,503
PRG-Schultz International, Inc. (a)	1,378	16,247
Protection One, Inc. (a)(d)	883	6,269
RCM Technologies, Inc. (a)	426	1,154
Resources Connection, Inc.	2,240	54,163
School Specialty, Inc. (a)	1,009	30,775
Standard Parking Corp. (a)	989	21,590
Stericycle, Inc. (a)	3,874	229,728
Sykes Enterprises, Inc. (a)	1,937	39,011
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Team, Inc. (a)	910	$ 34,680
Tetra Tech, Inc. (a)	2,620	74,880
Thomas Group	587	1,878
United Stationers, Inc. (a)	1,048	51,960
Virco Manufacturing Co.	1,086	4,735
VSE Corp.	199	7,297
Waste Services, Inc. (a)	2,681	22,360
WCA Waste Corp. (a)	2,105	10,525
		2,059,668
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	6,697	332,774
Great Lakes Dredge & Dock Corp.	2,920	21,871
Insituform Technologies, Inc. Class A (a)	1,365	25,061
Integrated Electrical Services, Inc. (a)	652	13,959
Layne Christensen Co. (a)	939	51,532
Northwest Pipe Co. (a)	485	28,096
Orion Marine Group, Inc. (a)	876	11,379
Sterling Construction Co., Inc. (a)	731	13,487
		498,159
Electrical Equipment - 1.3%
A-Power Energy Generation Systems, Ltd. (a)(d)	1,497	31,647
Active Power, Inc. (a)	2,586	1,965
Advanced Battery Technologies, Inc. (a)(d)	2,145	8,194
American Superconductor Corp. (a)(d)	1,947	47,838
BTU International, Inc. (a)	402	3,936
Canadian Solar, Inc. (a)	1,337	43,346
Capstone Turbine Corp. (a)(d)	8,189	22,274
China BAK Battery, Inc. (a)(d)	2,286	9,281
China Sunergy Co. Ltd. ADR (a)	859	9,784
Coleman Cable, Inc. (a)	500	5,875
Deswell Industries, Inc.	609	2,832
Encore Wire Corp.	1,157	22,064
Energy Conversion Devices, Inc. (a)	2,071	155,677
Evergreen Solar, Inc. (a)(d)	6,040	56,957
First Solar, Inc. (a)	3,719	1,028,861
Franklin Electric Co., Inc.	1,066	46,158
FuelCell Energy, Inc. (a)(d)	3,132	21,736
Fushi Copperweld, Inc. (a)	1,319	14,878
GT Solar International, Inc.	6,300	79,380
Harbin Electric, Inc. (a)	1,186	18,608
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hoku Scientific, Inc. (a)(d)	796	$ 4,792
Hydrogenics Corp. (a)	3,294	4,216
II-VI, Inc. (a)	1,426	62,616
JA Solar Holdings Co. Ltd. ADR (a)	5,651	100,757
LSI Industries, Inc.	1,143	9,864
Medis Technologies Ltd. (a)(d)	1,387	4,341
Microvision, Inc. (a)(d)	3,373	8,770
Ocean Power Technologies, Inc. (a)	245	2,060
Orion Energy Systems, Inc. (d)	1,000	6,000
Plug Power, Inc. (a)	6,316	17,116
Powell Industries, Inc. (a)	574	25,359
Power-One, Inc. (a)	3,532	7,947
PowerSecure International, Inc. (a)	871	7,038
Preformed Line Products Co.	259	14,178
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	1,475	23,320
Sunpower Corp. Class A (a)	1,871	182,516
Ultralife Corp. (a)	686	7,937
Valence Technology, Inc. (a)(d)	6,290	22,581
Vicor Corp.	1,500	15,105
Woodward Governor Co.	3,128	144,920
		2,302,724
Industrial Conglomerates - 0.1%
Otter Tail Corp.	1,429	56,746
Raven Industries, Inc.	970	43,873
		100,619
Machinery - 1.3%
3D Systems Corp. (a)(d)	1,292	15,788
Altra Holdings, Inc. (a)	1,190	21,408
American Railcar Industries, Inc.	997	16,161
Astec Industries, Inc. (a)	1,092	37,565
Basin Water, Inc. (a)(d)	1,439	2,518
Bucyrus International, Inc. Class A	3,513	245,383
Chart Industries, Inc. (a)	1,342	61,974
China Fire & Security Group, Inc. (a)	1,300	14,274
Columbus McKinnon Corp. (NY Shares) (a)	850	23,197
Commercial Vehicle Group, Inc. (a)	736	7,537
Dynamic Materials Corp.	636	19,570
Energy Recovery, Inc.	2,200	19,822
Flanders Corp. (a)	1,144	8,019
Flow International Corp. (a)	2,159	14,660
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Force Protection, Inc. (a)	3,319	$ 13,210
FreightCar America, Inc.	549	20,297
Gehl Co. (a)	645	9,720
Gencor Industries, Inc. (a)	519	4,951
Hardinge, Inc.	253	4,083
Hurco Companies, Inc. (a)	280	9,080
Joy Global, Inc.	5,072	360,315
K-Tron International, Inc. (a)	110	16,367
Key Technology, Inc. (a)	313	8,939
L.B. Foster Co. Class A (a)	551	21,247
Lincoln Electric Holdings, Inc.	1,935	156,290
MFRI, Inc. (a)	146	1,645
Middleby Corp. (a)(d)	803	42,848
NN, Inc.	1,342	22,036
Nordson Corp.	1,545	82,858
Omega Flex, Inc. (d)	414	8,922
PACCAR, Inc.	16,900	727,714
PMFG, Inc. (a)	562	15,039
Portec Rail Products, Inc.	692	7,584
RBC Bearings, Inc. (a)	1,025	40,939
Sun Hydraulics Corp.	774	25,612
Tecumseh Products Co.:
Class A (non-vtg.) (a)	752	19,845
Class B (a)	262	6,631
Titan Machinery, Inc.	697	18,136
TurboChef Technologies, Inc. (a)	1,655	10,096
Twin Disc, Inc.	466	8,560
		2,170,840
Marine - 0.3%
Alexander & Baldwin, Inc.	1,923	86,016
American Commercial Lines, Inc. (a)	2,461	30,295
Aries Maritime Transport Ltd.	1,020	4,039
DryShips, Inc. (d)	1,985	145,778
Eagle Bulk Shipping, Inc.	2,237	59,213
Euroseas Ltd.	1,639	21,963
FreeSeas, Inc. (d)	1,718	10,497
OceanFreight, Inc.	753	14,360
Omega Navigation Enterprises, Inc. Class A	768	12,104
Paragon Shipping, Inc.	1,288	19,526
Star Bulk Carriers Corp.	2,000	20,940
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
TBS International Ltd. Class A (a)	745	$ 21,538
Ultrapetrol (Bahamas) Ltd. (a)	1,325	14,416
		460,685
Road & Rail - 0.5%
AMERCO (a)	958	39,929
Arkansas Best Corp.	1,147	39,709
Celadon Group, Inc. (a)	1,014	13,050
Covenant Transport Group, Inc. Class A (a)	611	2,682
Frozen Food Express Industries, Inc.	1,931	11,683
Heartland Express, Inc.	4,452	73,547
J.B. Hunt Transport Services, Inc.	5,720	208,494
Landstar System, Inc.	2,366	115,981
Marten Transport Ltd. (a)	1,029	20,518
Old Dominion Freight Lines, Inc. (a)	1,684	56,027
P.A.M. Transportation Services, Inc. (a)	668	9,840
Patriot Transportation Holding, Inc. (a)	214	16,921
Quality Distribution, Inc. (a)	1,569	7,061
Saia, Inc. (a)	753	14,518
Trailer Bridge, Inc. (a)	724	4,597
Universal Truckload Services, Inc. (a)	990	24,384
USA Truck, Inc. (a)	550	10,120
Vitran Corp., Inc. (a)	938	16,021
Werner Enterprises, Inc.	3,058	69,753
YRC Worldwide, Inc. (a)	2,664	48,218
		803,053
Trading Companies & Distributors - 0.3%
Aceto Corp.	828	7,071
Beacon Roofing Supply, Inc. (a)	2,041	33,227
DXP Enterprises, Inc. (a)	355	20,963
Fastenal Co.	6,967	361,796
H&E Equipment Services, Inc. (a)	1,668	23,535
Houston Wire & Cable Co.	1,065	17,956
Kaman Corp.	1,168	35,215
Lawson Products, Inc.	645	19,427
Mitsui & Co. Ltd. sponsored ADR	22	7,482
Rush Enterprises, Inc.:
Class A (a)	1,200	15,828
Class B (a)	1,009	13,107
		555,607
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	550	$ 8,300
Quixote Corp.	489	3,863
		12,163
TOTAL INDUSTRIALS		11,121,904
INFORMATION TECHNOLOGY - 48.8%
Communications Equipment - 9.9%
3Com Corp. (a)	18,500	39,220
Acme Packet, Inc. (a)	2,767	17,681
ADC Telecommunications, Inc. (a)	5,591	57,308
Adtran, Inc.	2,944	67,123
Airspan Networks, Inc. (a)	2,489	1,170
Airvana, Inc. (a)	2,600	13,234
Alvarion Ltd. (a)	2,562	16,602
Anaren, Inc. (a)	1,301	13,817
Arris Group, Inc. (a)	5,923	56,032
Aruba Networks, Inc. (a)	3,600	22,644
AudioCodes Ltd. (a)	1,741	7,225
Avanex Corp. (a)	830	5,188
Avocent Corp. (a)	2,171	50,953
Aware, Inc. (a)	1,453	4,591
Bel Fuse, Inc.:
Class A	177	5,227
Class B (non-vtg.)	300	8,352
BigBand Networks, Inc. (a)	2,700	9,477
Black Box Corp.	852	30,536
Blue Coat Systems, Inc. (a)	1,931	35,917
Bookham, Inc. (a)	4,309	7,282
Brocade Communications Systems, Inc. (a)	17,289	128,284
Ceragon Networks Ltd. (a)	1,565	13,866
China GrenTech Corp. Ltd. ADR (a)	1,452	5,561
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	798	1,245
Ciena Corp. (a)	4,311	74,925
Cisco Systems, Inc. (a)	274,739	6,607,473
Cogo Group, Inc. (a)	1,575	8,678
Comtech Telecommunications Corp. (a)	1,134	51,846
DG FastChannel, Inc. (a)	697	16,400
Digi International, Inc. (a)	1,799	21,246
Ditech Networks, Inc. (a)	1,208	1,872
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EchoStar Holding Corp. Class A (a)	2,045	$ 64,090
EDCI Holdings, Inc. (a)	137	570
EMS Technologies, Inc. (a)	1,046	24,571
Endwave Corp. (a)	412	2,472
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	2,296	9,664
Extreme Networks, Inc. (a)	7,442	26,047
F5 Networks, Inc. (a)	3,762	128,322
Finisar Corp. (a)	14,260	20,677
Foundry Networks, Inc. (a)	6,848	125,935
Globecomm Systems, Inc. (a)	1,123	11,455
Harmonic, Inc. (a)	4,659	40,999
Harris Stratex Networks, Inc. Class A (a)	1,328	12,430
Hughes Communications, Inc. (a)	968	42,737
Infinera Corp. (a)	4,816	53,072
InterDigital, Inc. (a)	2,210	58,653
Ituran Location & Control Ltd.	1,591	18,917
Ixia (a)	3,978	34,569
JDS Uniphase Corp. (a)	10,657	108,275
Juniper Networks, Inc. (a)	24,322	625,075
KVH Industries, Inc. (a)	419	3,788
Loral Space & Communications Ltd. (a)	977	17,947
Metalink Ltd. (a)	1,755	1,808
MRV Communications, Inc. (a)	7,974	10,845
NETGEAR, Inc. (a)	1,638	27,600
Network Engines, Inc. (a)	1,511	1,451
Neutral Tandem, Inc.	1,350	27,675
Nextwave Wireless, Inc. (a)(d)	5,000	4,850
Nice Systems Ltd. sponsored ADR (a)	1,850	56,666
NMS Communications Corp. (a)	1,666	950
NumereX Corp. Class A (a)	847	4,421
Occam Networks, Inc. (a)	651	2,884
Oplink Communications, Inc. (a)	1,319	17,332
Opnext, Inc. (a)	3,029	19,204
Optium Corp. (a)	1,536	13,809
ORBCOMM, Inc. (a)(d)	1,542	8,882
Orckit Communications Ltd. (a)	601	3,931
Parkervision, Inc. (a)(d)	1,061	11,459
PC-Tel, Inc.	1,155	11,677
Pegasus Wireless Corp. warrants 8/11/08 (a)	250	0
Performance Technologies, Inc. (a)	470	2,341
Polycom, Inc. (a)	3,903	109,440
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Powerwave Technologies, Inc. (a)	6,700	$ 33,835
Qiao Xing Universal Telephone, Inc. (a)(d)	925	3,894
QUALCOMM, Inc.	75,242	3,961,491
RADWARE Ltd. (a)	685	6,679
Research In Motion Ltd. (a)	26,236	3,190,298
Riverbed Technology, Inc. (a)	3,518	59,841
SCM Microsystems, Inc. (a)	1,068	2,691
SeaChange International, Inc. (a)	1,245	10,682
ShoreTel, Inc. (a)	2,588	15,217
Sierra Wireless, Inc. (a)(d)	1,359	17,379
Silicom Ltd. (a)	400	2,596
Sonus Networks, Inc. (a)	12,165	41,118
Starent Networks Corp. (a)	3,389	46,667
Sycamore Networks, Inc. (a)	15,201	53,204
Symmetricom, Inc. (a)	2,546	12,526
Tekelec (a)	3,296	54,087
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	10,845	123,850
Tellabs, Inc. (a)	19,474	101,460
Telular Corp. (a)	871	2,421
Tollgrade Communications, Inc. (a)	443	2,977
UTStarcom, Inc. (a)(d)	5,640	18,386
ViaSat, Inc. (a)	1,507	39,529
Westell Technologies, Inc. Class A (a)	3,694	3,332
Zhone Technologies, Inc. (a)	6,304	1,963
		16,974,588
Computers & Peripherals - 6.3%
ActivIdentity Corp. (a)	1,423	3,814
Adaptec, Inc. (a)	8,005	30,339
Apple, Inc. (a)	41,045	6,958,359
Avid Technology, Inc. (a)	1,800	41,832
Concurrent Computer Corp. (a)	225	1,595
Cray, Inc. (a)	1,576	8,841
Data Domain, Inc. (a)(d)	2,970	68,013
Dell, Inc. (a)	93,892	2,040,273
Dot Hill Systems Corp. (a)	4,517	9,847
Electronics for Imaging, Inc. (a)	2,459	40,795
Hutchinson Technology, Inc. (a)	1,552	22,488
iGO, Inc. (a)	1,162	1,313
Immersion Corp. (a)	1,492	9,922
InFocus Corp. (a)	1,431	2,089
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Intevac, Inc. (a)	1,019	$ 10,373
Isilon Systems, Inc. (a)	2,877	14,558
LaserCard Corp. (a)	492	2,804
Logitech International SA (a)	8,310	221,794
NetApp, Inc. (a)	15,810	402,839
Novatel Wireless, Inc. (a)	1,802	11,226
Overland Storage, Inc. (a)	914	731
Palm, Inc. (d)	5,566	47,367
Presstek, Inc. (a)	1,343	7,212
QLogic Corp. (a)	6,033	112,696
Rackable Systems, Inc. (a)	1,238	12,826
Rimage Corp. (a)	799	12,736
SanDisk Corp. (a)	10,556	152,640
Silicon Graphics, Inc. (a)	727	4,958
STEC, Inc. (a)	2,428	24,596
Stratasys, Inc. (a)	1,167	19,442
Sun Microsystems, Inc. (a)	36,099	324,891
Super Micro Computer, Inc. (a)	1,887	18,813
Synaptics, Inc. (a)	1,082	56,632
Xyratex Ltd. (a)	1,510	21,729
		10,720,383
Electronic Equipment & Instruments - 1.4%
Acacia Research Corp. - Acacia Technologies (a)	1,296	5,171
Agilysys, Inc.	1,306	16,991
American Technology Corp. (a)	1,388	1,001
Brightpoint, Inc. (a)	3,642	31,358
CalAmp Corp. (a)	1,266	2,532
Cherokee International Corp. (a)	469	1,360
Cogent, Inc. (a)	4,460	49,060
Cognex Corp.	2,021	40,885
Coherent, Inc. (a)	1,203	43,152
Comverge, Inc. (a)	948	6,238
CPI International, Inc. (a)	798	11,411
Daktronics, Inc.	2,111	37,006
DDi Corp. (a)	1,501	8,526
Digital Ally, Inc. (a)	1,439	12,836
DTS, Inc. (a)	897	28,856
Echelon Corp. (a)(d)	1,836	23,886
Electro Rent Corp.	1,443	19,654
Electro Scientific Industries, Inc. (a)	1,631	23,307
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Entorian Technologies, Inc. (a)	3,710	$ 2,708
Excel Technology, Inc. (a)	500	15,970
FARO Technologies, Inc. (a)	894	21,116
Flextronics International Ltd. (a)	39,093	348,710
FLIR Systems, Inc. (a)	6,457	230,515
Frequency Electronics, Inc.	801	3,669
GSI Group, Inc. (a)	2,835	14,175
GTSI Corp. (a)	429	2,960
I. D. Systems Inc. (a)	623	5,601
ICx Technologies, Inc. (d)	2,786	22,929
Insight Enterprises, Inc. (a)	2,484	41,334
IPG Photonics Corp. (a)	2,000	40,740
Itron, Inc. (a)	1,555	161,067
LeCroy Corp. (a)	442	3,682
Littelfuse, Inc. (a)	1,076	38,176
LoJack Corp. (a)	1,208	8,758
Magal Security Systems Ltd. (a)(d)	1,252	10,216
Maxwell Technologies, Inc. (a)(d)	899	11,112
Measurement Specialties, Inc. (a)	600	10,728
Mellanox Technologies Ltd. (a)	1,419	17,198
Mercury Computer Systems, Inc. (a)	1,018	9,417
Merix Corp. (a)	475	884
Molex, Inc.	4,489	108,275
Molex, Inc. Class A (non-vtg.)	3,756	86,613
MTS Systems Corp.	808	33,516
Multi-Fineline Electronix, Inc. (a)	1,227	20,933
National Instruments Corp.	3,633	117,273
NetList, Inc. (a)	1,508	2,835
Newport Corp. (a)	1,742	16,323
NU Horizons Electronics Corp. (a)	1,635	7,864
Optimal Group, Inc. Class A (a)	1,305	3,432
Orbotech Ltd. (a)	1,903	20,552
OSI Systems, Inc. (a)	733	17,013
PC Connection, Inc. (a)	1,121	8,508
PC Mall, Inc. (a)	507	4,852
Perceptron, Inc. (a)	784	5,809
Photon Dynamics, Inc. (a)	1,292	19,664
Planar Systems, Inc. (a)	480	1,330
Plexus Corp. (a)	2,125	59,564
RadiSys Corp. (a)	803	8,889
Research Frontiers, Inc. (a)(d)	596	3,069
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	989	$ 6,636
Rofin-Sinar Technologies, Inc. (a)	1,410	56,992
Sanmina-SCI Corp. (a)	25,282	59,413
ScanSource, Inc. (a)	1,258	37,853
SMART Modular Technologies (WWH), Inc. (a)	3,295	10,313
Spectrum Control, Inc. (a)	541	4,469
Tech Data Corp. (a)	2,516	85,896
Tessco Technologies, Inc. (a)	367	5,402
Trimble Navigation Ltd. (a)	5,710	193,284
TTM Technologies, Inc. (a)	2,158	25,853
Universal Display Corp. (a)(d)	2,049	29,055
X-Rite, Inc. (a)	1,218	4,896
Zones, Inc. (a)	258	2,152
Zygo Corp. (a)	1,222	12,807
		2,466,230
Internet Software & Services - 6.5%
Akamai Technologies, Inc. (a)	7,810	178,849
Ariba, Inc. (a)	4,231	62,323
Art Technology Group, Inc. (a)	6,113	25,063
AsiaInfo Holdings, Inc. (a)	2,367	31,150
Autobytel, Inc. (a)	3,159	3,696
Baidu.com, Inc. sponsored ADR (a)	1,193	374,268
Bankrate, Inc. (a)	819	26,421
Bidz.com, Inc. (a)(d)	971	8,467
China Finance Online Co. Ltd. ADR (a)	852	15,975
Chordiant Software, Inc. (a)	1,678	9,984
CMGI, Inc. (a)	2,310	27,235
comScore, Inc. (a)	1,421	28,988
Constant Contact, Inc.	1,501	25,667
CryptoLogic Ltd.	469	3,841
DealerTrack Holdings, Inc. (a)	2,047	37,726
Digital River, Inc. (a)	1,735	75,906
DivX, Inc. (a)	1,745	16,019
EarthLink, Inc. (a)	5,159	48,082
eBay, Inc. (a)	61,202	1,525,766
Equinix, Inc. (a)	1,761	141,761
GigaMedia Ltd. (a)	2,552	29,756
Gmarket, Inc. sponsored ADR (a)	1,260	31,109
Google, Inc. Class A (sub. vtg.) (a)	11,110	5,147,152
Greenfield Online, Inc. (a)	1,107	19,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
GSI Commerce, Inc. (a)	2,134	$ 34,315
HSW International, Inc. (a)	2,128	6,278
Hurray! Holding Co. Ltd. ADR (a)	2,051	5,968
I-Many, Inc. (a)	2,704	1,879
IAC/InterActiveCorp (a)	5,823	96,662
InfoSpace, Inc.	1,767	20,674
Internap Network Services Corp. (a)(d)	2,259	6,980
Internet Brands, Inc. Class A	2,000	13,980
Internet Capital Group, Inc. (a)	1,700	14,365
Internet Gold Golden Lines Ltd. (a)	1,727	11,864
Internet Initiative Japan, Inc. sponsored ADR	728	4,652
Interwoven, Inc. (a)	1,935	28,483
iPass, Inc. (a)	2,745	6,231
j2 Global Communications, Inc. (a)	2,068	51,018
Jupitermedia Corp. (a)	1,459	1,707
Keynote Systems, Inc. (a)	1,025	14,371
Limelight Networks, Inc. (a)(d)	3,819	14,321
Liquidity Services, Inc. (a)	1,699	18,621
LivePerson, Inc. (a)	2,751	8,941
LoopNet, Inc. (a)	1,593	16,981
Marchex, Inc. Class B	1,598	18,009
Mercadolibre, Inc.	2,172	67,050
MIVA, Inc. (a)	3,393	3,495
Move, Inc. (a)	8,334	22,502
Napster, Inc. (a)	1,962	2,629
NaviSite, Inc. (a)	1,564	5,083
NetEase.com, Inc. sponsored ADR (a)	2,990	78,069
NIC, Inc.	3,113	21,542
Omniture, Inc. (a)	3,479	61,996
Open Text Corp. (a)(d)	2,340	83,182
Openwave Systems, Inc. (a)	4,488	6,463
Perficient, Inc. (a)	1,706	13,546
PlanetOut, Inc. (a)	57	144
RADVision Ltd. (a)	826	5,708
RealNetworks, Inc. (a)	6,660	44,156
Rediff.com India Ltd. sponsored ADR (a)	371	2,282
S1 Corp. (a)	3,096	23,622
Saba Software, Inc. (a)	1,898	6,871
SAVVIS, Inc. (a)	2,445	38,827
Selectica, Inc. (a)	2,459	2,779
Sify Technologies Ltd. sponsored ADR (a)	1,939	5,701
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sina Corp. (a)	2,549	$ 108,689
SkillSoft PLC sponsored ADR (a)	5,424	59,067
Sohu.com, Inc. (a)	1,777	133,808
SonicWALL, Inc. (a)	2,905	18,999
Supportsoft, Inc. (a)	2,282	7,964
Switch & Data Facilities Co., Inc. (a)	1,607	23,269
TechTarget, Inc. (a)	1,900	13,680
Terremark Worldwide, Inc. (a)	2,650	19,160
The Knot, Inc. (a)	1,581	14,403
TheStreet.com, Inc.	1,783	12,659
Travelzoo, Inc. (a)	630	4,933
Tumbleweed Communications Corp. (a)	1,264	3,223
United Online, Inc.	2,993	31,516
ValueClick, Inc. (a)	4,659	60,055
VeriSign, Inc. (a)	9,068	289,904
Vignette Corp. (a)	1,536	20,936
VistaPrint Ltd. (a)(d)	2,139	71,100
Vocus, Inc. (a)	861	30,695
WebMD Health Corp. Class A (a)	421	13,329
Websense, Inc. (a)	2,250	50,940
Website Pros, Inc. (a)	1,607	9,706
Workstream, Inc. (a)	1,954	391
Yahoo!, Inc. (a)	64,005	1,240,417
Zix Corp. (a)(d)	3,758	10,447
		11,035,647
IT Services - 1.4%
Acxiom Corp.	3,641	52,612
Cass Information Systems, Inc.	612	22,289
Cognizant Technology Solutions Corp. Class A (a)	13,337	391,041
CSG Systems International, Inc. (a)	1,579	29,843
CyberSource Corp. (a)	3,329	57,192
Digital Angel Corp. (a)	2,129	1,088
Edgewater Technology, Inc. (a)	1,090	5,396
eLoyalty Corp. (a)	438	2,151
eTelecare Global Solutions, Inc. sponsored ADR (a)	368	1,932
Euronet Worldwide, Inc. (a)	2,258	42,428
ExlService Holdings, Inc. (a)	1,527	16,644
Fiserv, Inc. (a)	7,507	389,313
Forrester Research, Inc. (a)	1,104	38,187
Gevity HR, Inc.	1,134	9,356
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hackett Group, Inc. (a)	1,964	$ 12,570
iGate Corp. (a)	2,729	30,701
infoGROUP, Inc.	2,977	19,648
Infosys Technologies Ltd. sponsored ADR	5,105	210,734
Integral Systems, Inc.	335	15,072
Lionbridge Technologies, Inc. (a)	3,727	11,889
ManTech International Corp. Class A (a)	1,040	61,246
NCI, Inc. Class A (a)	605	16,214
Ness Technologies, Inc. (a)	1,605	19,998
Newtek Business Services, Inc. (a)	1,293	879
Online Resources Corp. (a)	1,151	10,025
Paychex, Inc.	16,537	563,581
PFSweb, Inc. (a)	257	815
Rainmaker Systems, Inc. (a)	1,909	5,727
RightNow Technologies, Inc. (a)	1,835	27,507
Sapient Corp. (a)	6,401	59,337
SI International, Inc. (a)	509	15,896
SM&A (a)	996	3,297
Syntel, Inc.	1,911	63,197
TechTeam Global, Inc. (a)	575	4,905
Teletech Holdings, Inc. (a)	3,287	50,686
Telvent GIT SA	1,504	34,772
Tier Technologies, Inc. Class B (a)	1,098	8,455
TRX, Inc. (a)	921	1,013
Virtusa Corp.	1,394	10,190
Yucheng Technologies Ltd. (a)	792	9,908
		2,327,734
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	3,117	97,313
Semiconductors & Semiconductor Equipment - 7.9%
Actel Corp. (a)	1,079	14,869
Actions Semiconductor Co. Ltd. ADR (a)	1,319	4,115
Advanced Analogic Technologies, Inc. (a)	1,805	8,249
Advanced Energy Industries, Inc. (a)	1,930	31,131
Altera Corp.	13,788	312,160
Amkor Technology, Inc. (a)	8,646	64,931
ANADIGICS, Inc. (a)(d)	2,899	9,770
Applied Materials, Inc.	62,696	1,123,512
Applied Micro Circuits Corp. (a)	3,924	31,235
ARM Holdings PLC sponsored ADR	2,809	17,191
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASM International NV (NASDAQ)	497	$ 12,355
ASML Holding NV (NY Shares)	5,219	123,429
Asyst Technologies, Inc. (a)	2,729	11,243
Atheros Communications, Inc. (a)	2,827	92,188
Atmel Corp. (a)	21,719	91,003
ATMI, Inc. (a)	1,410	34,390
AuthenTec, Inc. (a)	1,524	12,383
Axcelis Technologies, Inc. (a)	5,873	27,779
AXT, Inc. (a)	2,274	8,209
Broadcom Corp. Class A (a)	20,696	497,946
Brooks Automation, Inc. (a)	3,569	34,298
Cabot Microelectronics Corp. (a)	960	37,075
California Micro Devices Corp. (a)	960	3,110
Camtek Ltd. (a)	1,772	1,613
Cascade Microtech, Inc. (a)	599	3,552
Cavium Networks, Inc. (a)	2,057	35,154
Centillium Communications, Inc. (a)	1,559	1,154
Ceva, Inc. (a)	1,000	9,500
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,935	6,692
Cirrus Logic, Inc. (a)	3,482	21,623
Cohu, Inc.	994	16,600
Conexant Systems, Inc. (a)	2,384	14,042
Credence Systems Corp. (a)	4,370	4,938
Cree, Inc. (a)(d)	4,282	99,813
Cymer, Inc. (a)	1,326	39,700
Diodes, Inc. (a)	1,950	46,391
DSP Group, Inc. (a)	1,376	10,664
Eagle Test Systems, Inc. (a)	920	13,046
EMCORE Corp. (a)(d)	3,730	23,089
Entegris, Inc. (a)	5,226	32,192
Entropic Communications, Inc.	2,900	5,800
Exar Corp. (a)	2,318	17,941
Ezchip Semiconductor Ltd. (a)	1,259	20,308
FEI Co. (a)	1,753	47,471
FormFactor, Inc. (a)	2,305	44,233
FSI International, Inc. (a)	988	1,126
Hi/fn, Inc. (a)	451	1,790
Himax Technologies, Inc. sponsored ADR	4,400	15,400
Hittite Microwave Corp. (a)	1,455	51,492
Ikanos Communications, Inc. (a)	2,406	6,256
Integrated Device Technology, Inc. (a)	8,169	86,510
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Silicon Solution, Inc. (a)	1,031	$ 4,062
Intel Corp.	266,387	6,092,271
Intersil Corp. Class A	5,546	129,943
IXYS Corp. (a)	1,763	22,443
KLA-Tencor Corp.	7,824	289,957
Kopin Corp. (a)	2,638	7,861
Kulicke & Soffa Industries, Inc. (a)	2,259	11,611
Lam Research Corp. (a)	5,608	206,150
Lattice Semiconductor Corp. (a)	6,891	16,125
Leadis Technology, Inc. (a)	715	701
Linear Technology Corp.	10,116	330,186
LTX Corp. (a)	3,886	6,956
Marvell Technology Group Ltd. (a)	27,786	392,060
Mattson Technology, Inc. (a)	3,129	15,958
MEMSIC, Inc.	1,025	2,255
Micrel, Inc.	3,434	31,627
Microchip Technology, Inc.	8,466	270,997
Microsemi Corp. (a)	3,606	99,165
Microtune, Inc. (a)	3,311	12,284
Mindspeed Technologies, Inc. (a)	486	1,774
MIPS Technologies, Inc. (a)	1,934	7,697
MKS Instruments, Inc. (a)	2,273	51,233
Monolithic Power Systems, Inc. (a)	1,663	40,527
MoSys, Inc. (a)	1,045	4,755
Nanometrics, Inc. (a)	749	2,719
Netlogic Microsystems, Inc. (a)	1,014	35,216
Novellus Systems, Inc. (a)	4,544	103,012
NVE Corp. (a)	234	7,259
NVIDIA Corp. (a)	25,462	321,840
O2Micro International Ltd. sponsored ADR (a)	1,627	8,623
Omnivision Technologies, Inc. (a)	2,272	26,537
ON Semiconductor Corp. (a)	18,705	177,136
PDF Solutions, Inc. (a)	1,837	11,665
Pericom Semiconductor Corp. (a)	1,526	20,815
Photronics, Inc. (a)	1,773	5,798
Pixelworks, Inc. (a)	616	992
PLX Technology, Inc. (a)	1,370	7,795
PMC-Sierra, Inc. (a)	10,504	94,536
Power Integrations, Inc. (a)	1,523	44,822
Rambus, Inc. (a)	5,068	89,146
Ramtron International Corp. (a)	3,073	10,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)	12,902	$ 50,060
Rubicon Technology, Inc.	1,000	12,220
Rudolph Technologies, Inc. (a)	1,643	13,867
Semitool, Inc. (a)	2,121	20,446
Semtech Corp. (a)	2,860	42,299
Sigma Designs, Inc. (a)(d)	1,477	25,301
Silicon Image, Inc. (a)	4,219	29,238
Silicon Laboratories, Inc. (a)	2,277	76,758
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	11,212
Silicon Storage Technology, Inc. (a)	6,222	20,346
Siliconware Precision Industries Co. Ltd. sponsored ADR	5,178	35,625
SiRF Technology Holdings, Inc. (a)	2,719	5,030
Skyworks Solutions, Inc. (a)	7,606	73,778
Spansion, Inc. Class A (a)	7,455	16,774
Spreadtrum Communications, Inc. ADR (a)	1,843	5,971
SRS Labs, Inc. (a)	273	1,641
Standard Microsystems Corp. (a)	1,064	31,090
Supertex, Inc. (a)	648	19,246
Techwell, Inc. (a)	1,387	15,368
Tessera Technologies, Inc. (a)	2,160	50,263
Tower Semicondutor Ltd. (a)	10,000	7,300
Transwitch Corp. (a)	3,005	2,344
Trident Microsystems, Inc. (a)	2,298	7,239
TriQuint Semiconductor, Inc. (a)	7,064	44,433
Ultra Clean Holdings, Inc. (a)	1,092	7,950
Ultratech, Inc. (a)	1,310	19,454
Varian Semiconductor Equipment Associates, Inc. (a)	3,451	111,467
Veeco Instruments, Inc. (a)	1,395	23,450
Verigy Ltd. (a)	2,624	48,465
Vimicro International Corp. sponsored ADR (a)	1,066	3,027
Virage Logic Corp. (a)	772	5,095
Volterra Semiconductor Corp. (a)	1,363	21,426
White Electronic Designs Corp. (a)	952	4,674
Xilinx, Inc.	12,825	333,194
Zilog, Inc. (a)	2,792	9,549
Zoran Corp. (a)	2,292	20,399
		13,523,894
Software - 15.3%
Access Integrated Technologies, Inc. Class A (a)(d)	987	1,648
ACI Worldwide, Inc. (a)(d)	1,709	30,967
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Activision Blizzard, Inc. (a)	30,475	$ 1,000,190
Actuate Corp. (a)	4,398	18,779
Adobe Systems, Inc. (a)	24,649	1,055,717
Advent Software, Inc. (a)	1,360	62,900
Aladdin Knowledge Systems Ltd. (a)	753	9,495
Allot Communications Ltd. (a)	1,427	3,539
American Software, Inc. Class A	951	5,649
Ansys, Inc. (a)	4,189	185,782
Authentidate Holding Corp. (a)	825	479
Autodesk, Inc. (a)	10,498	372,994
Blackbaud, Inc.	2,172	43,853
Blackboard, Inc. (a)	1,479	59,101
BluePhoenix Solutions Ltd. (a)	1,138	6,100
Borland Software Corp. (a)	5,134	9,549
Bottomline Technologies, Inc. (a)	1,331	15,333
CA, Inc.	23,719	567,121
Cadence Design Systems, Inc. (a)	11,998	95,864
Callidus Software, Inc. (a)	2,708	12,863
Captaris, Inc. (a)	2,149	8,596
Catapult Communications Corp. (a)	635	4,820
CDC Corp. Class A (a)	5,802	15,375
Check Point Software Technologies Ltd. (a)	10,028	245,586
Citrix Systems, Inc. (a)	8,524	258,021
ClickSoftware Technologies Ltd. (a)	691	1,686
CommVault Systems, Inc. (a)	2,256	38,036
Compuware Corp. (a)	12,244	139,949
Concur Technologies, Inc. (a)	2,036	89,482
Convera Corp. Class A (a)(d)	4,146	4,478
Corel Corp. (a)	975	10,306
Dassault Systemes SA sponsored ADR	63	3,821
Deltek, Inc.	1,900	15,219
DemandTec, Inc.	1,327	13,761
Descartes Systems Group, Inc. (a)	893	3,027
DMRC Corp. (a)	456	5,315
Double-Take Software, Inc. (a)	967	12,677
ebix.com, Inc. (a)	161	17,639
ECtel Ltd. (a)	243	406
Electronic Arts, Inc. (a)	14,771	720,973
Entrust, Inc. (a)	2,378	5,588
Epicor Software Corp. (a)	3,021	25,769
EPIQ Systems, Inc. (a)	1,723	19,453
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Evolving Systems, Inc. (a)	203	$ 376
FalconStor Software, Inc. (a)	2,755	20,718
Fundtech Ltd. (a)	1,244	16,707
Glu Mobile, Inc. (a)	2,413	8,614
Gravity Co. Ltd. sponsored ADR (a)	917	1,256
Guidance Software, Inc. (a)	905	5,765
i2 Technologies, Inc. (a)	1,200	17,292
Informatica Corp. (a)	4,425	74,650
Interactive Intelligence, Inc. (a)	995	9,980
Intervoice, Inc. (a)	1,422	11,689
Intuit, Inc. (a)	14,890	447,742
Iona Technologies PLC sponsored ADR (a)	1,741	6,947
Jack Henry & Associates, Inc.	3,889	77,897
JDA Software Group, Inc. (a)	1,443	26,306
Kenexa Corp. (a)	1,120	25,906
KongZhong Corp. sponsored ADR (a)	751	3,094
Lawson Software, Inc. (a)	8,051	65,133
Logility, Inc. (a)	978	6,680
Macrovision Solutions Corp. (a)	4,619	71,687
Magic Software Enterprises Ltd. (a)	1,246	2,928
Magma Design Automation, Inc. (a)	1,786	9,073
Majesco Entertainment Co. (a)	700	630
Manhattan Associates, Inc. (a)	1,167	28,603
Mentor Graphics Corp. (a)	4,138	50,484
MICROS Systems, Inc. (a)	3,864	119,088
Microsoft Corp.	433,447	11,828,718
MicroStrategy, Inc. Class A (a)	430	27,589
Monotype Imaging Holdings, Inc. (a)	1,789	22,434
MSC.Software Corp. (a)	2,247	29,166
NDS Group PLC sponsored ADR (a)	792	48,146
Net 1 UEPS Technologies, Inc. (a)	2,600	69,732
NetScout Systems, Inc. (a)	2,070	30,843
Novell, Inc. (a)	16,526	106,262
Nuance Communications, Inc. (a)	10,315	162,977
OpenTV Corp. Class A (a)	3,140	5,903
Opnet Technologies, Inc. (a)	1,106	14,655
Oracle Corp. (a)	239,592	5,254,253
Parametric Technology Corp. (a)	5,414	108,713
Pegasystems, Inc.	1,561	22,884
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,157	29,041
Pervasive Software, Inc. (a)	1,282	5,679
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Phoenix Technologies Ltd. (a)	1,781	$ 19,662
Plato Learning, Inc. (a)	886	1,648
Progress Software Corp. (a)	2,033	59,384
QAD, Inc.	2,253	14,825
Quality Systems, Inc. (d)	1,275	54,596
Quest Software, Inc. (a)	4,922	72,796
Radiant Systems, Inc. (a)	1,704	15,540
Renaissance Learning, Inc.	1,546	19,619
Retalix Ltd. (a)	909	10,872
Salary.com, Inc. (a)	857	4,259
Secure Computing Corp. (a)	3,492	14,946
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,680	44,503
Smith Micro Software, Inc. (a)	1,606	12,157
Soapstone Networks, Inc. (a)	1,421	5,570
Sonic Foundry, Inc. (a)	4,781	3,634
Sonic Solutions, Inc.	1,220	5,673
Sourcefire, Inc. (a)	1,189	9,334
SourceForge, Inc. (a)	4,499	6,119
SPSS, Inc. (a)	863	27,254
SuccessFactors, Inc.	2,300	25,300
SumTotal Systems, Inc. (a)	2,233	10,785
Symantec Corp. (a)	38,895	867,747
Symyx Technologies, Inc. (a)	1,829	20,210
Synchronoss Technologies, Inc. (a)(d)	1,589	20,117
Synopsys, Inc. (a)	6,662	143,433
Take-Two Interactive Software, Inc. (a)	3,652	91,556
Taleo Corp. Class A (a)	1,343	32,514
TeleCommunication Systems, Inc. Class A (a)	1,617	13,583
The9 Ltd. sponsored ADR (a)	698	12,773
THQ, Inc. (a)	3,036	46,512
TIBCO Software, Inc. (a)	8,942	73,235
TiVo, Inc. (a)	5,166	43,704
Ultimate Software Group, Inc. (a)	1,224	34,321
Unica Corp. (a)	960	8,515
Vasco Data Security International, Inc. (a)	1,959	27,073
Veraz Networks, Inc. (a)(d)	1,800	2,520
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Versant Corp. (a)	349	$ 8,906
Wind River Systems, Inc. (a)	3,884	42,918
		26,022,259
TOTAL INFORMATION TECHNOLOGY		83,168,048
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	1,335	32,334
ADA-ES, Inc. (a)	172	1,393
Altair Nanotechnologies, Inc. (a)(d)	2,936	6,342
American Pacific Corp. (a)	617	10,625
Balchem Corp.	788	21,505
Fuwei Films Holdings Co. Ltd. (a)	926	1,815
GenTek, Inc. (a)	691	20,025
Hawkins, Inc.	1,094	17,307
ICO, Inc. (a)	1,832	10,607
Innophos Holdings, Inc.	1,042	39,065
Innospec, Inc.	1,134	17,792
KMG Chemicals, Inc.	572	6,098
Landec Corp. (a)	1,498	14,066
Methanex Corp.	4,329	109,983
Nanophase Technologies Corp. (a)	626	1,108
Penford Corp.	697	11,577
ShengdaTech, Inc. (a)(d)	2,933	27,864
Sigma Aldrich Corp.	5,918	335,906
Zoltek Companies, Inc. (a)(d)	1,700	28,951
		714,363
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	5,254
United States Lime & Minerals, Inc. (a)	327	12,681
		17,935
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	305	5,682
Caraustar Industries, Inc. (a)	1,168	2,313
Silgan Holdings, Inc.	1,686	88,245
Smurfit-Stone Container Corp. (a)	12,161	61,413
		157,653
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
Anglo American PLC ADR	5,627	$ 149,678
Century Aluminum Co. (a)	2,260	110,198
China Natural Resources, Inc. (a)	507	9,623
China Precision Steel, Inc. (a)(d)	3,260	16,267
DRDGOLD Ltd. sponsored ADR (a)	1,532	8,686
Haynes International, Inc. (a)	550	32,153
Horsehead Holding Corp.	1,615	13,437
Kaiser Aluminum Corp.	1,011	54,655
Lihir Gold Ltd. sponsored ADR (a)	912	18,541
Olympic Steel, Inc.	572	27,233
Pan American Silver Corp. (a)	3,712	98,665
Randgold Resources Ltd. sponsored ADR	2,886	126,667
Royal Gold, Inc.	1,559	54,113
Schnitzer Steel Industries, Inc. Class A	1,010	69,094
Silver Standard Resources, Inc. (a)	2,954	74,264
Steel Dynamics, Inc.	9,342	231,962
Universal Stainless & Alloy Products, Inc. (a)	308	11,134
US Energy Corp. (a)	949	2,951
		1,109,321
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,806	17,145
Pope Resources, Inc. LP	213	7,014
		24,159
TOTAL MATERIALS		2,023,431
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
012 Smile.Communications Ltd.	840	6,863
8X8, Inc. (a)	2,302	2,371
Alaska Communication Systems Group, Inc.	2,238	23,544
Arbinet-thexchange, Inc.	800	3,112
Atlantic Tele-Network, Inc.	773	25,872
Cbeyond, Inc. (a)	1,221	20,672
Cogent Communications Group, Inc. (a)	2,278	20,980
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Consolidated Communications Holdings, Inc.	1,553	$ 23,466
D&E Communications, Inc.	1,468	13,726
General Communications, Inc. Class A (a)	2,951	29,923
Gilat Satellite Networks Ltd. (a)	1,826	13,786
Global Crossing Ltd. (a)	2,783	50,818
Globalstar, Inc. (a)(d)	4,226	13,101
HickoryTech Corp.	972	6,823
iBasis, Inc.	3,580	13,103
Level 3 Communications, Inc. (a)	72,338	248,119
NTELOS Holdings Corp.	2,024	60,214
PAETEC Holding Corp. (a)	6,776	22,361
Shenandoah Telecommunications Co.	1,482	25,609
SureWest Communications	663	7,883
Telefonos de Mexico SA de CV Series A sponsored ADR	257	6,250
tw telecom, inc. (a)	6,987	107,181
Warwick Valley Telephone Co.	420	4,603
		750,380
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series A sponsored ADR	375	19,095
Centennial Communications Corp. Class A (a)	5,196	39,594
Clearwire Corp. (a)(d)	6,960	68,556
FiberTower Corp. (a)	6,611	8,594
ICO Global Communications Holdings Ltd. Class A (a)	6,456	18,916
IPCS, Inc. (a)	733	14,660
Leap Wireless International, Inc. (a)	3,269	145,994
Linktone Ltd. sponsored ADR (a)	452	814
Millicom International Cellular SA	5,011	397,723
NII Holdings, Inc. (a)	7,754	407,240
Partner Communications Co. Ltd. ADR	273	5,818
SBA Communications Corp. Class A (a)	5,082	177,514
Terrestar Corp. (a)	3,900	10,842
USA Mobility, Inc.	1,571	17,705
		1,333,065
TOTAL TELECOMMUNICATION SERVICES		2,083,445
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.0%
Enernoc, Inc. (a)	958	$ 14,772
MGE Energy, Inc.	1,089	36,917
		51,689
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	344	9,395
EnergySouth, Inc.	465	28,481
		37,876
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	1,700	11,441
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	7,556
Cadiz, Inc. (a)(d)	828	16,154
Connecticut Water Service, Inc.	559	14,931
Consolidated Water Co., Inc. (d)	699	16,077
Middlesex Water Co.	728	12,900
Pure Cycle Corp. (a)	764	4,615
Southwest Water Co.	1,718	20,307
York Water Co.	618	8,714
		101,254
TOTAL UTILITIES		202,260
TOTAL COMMON STOCKS (Cost $145,112,891)		162,823,973
U.S. Treasury Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.78% 9/25/08 (e) (Cost $799,056)	$ 800,000	799,195
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	6,756,053	$ 6,756,053
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	4,946,732	4,946,732
TOTAL MONEY MARKET FUNDS (Cost $11,702,785)		11,702,785
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $157,614,732)		175,325,953
NET OTHER ASSETS - (2.8)%		(4,762,219)
NET ASSETS - 100%		$ 170,563,734
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
204 CME E-mini NASDAQ 100 Index Contracts	Sept. 2008	$ 7,650,000	$ (87,561)
The face value of futures purchased as a percentage of net assets - 4.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $799,195.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 113,794
Fidelity Securities Lending Cash Central Fund	160,027
Total	$ 273,821
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 175,325,953	$ 174,521,443	$ 799,195	$ 5,315
Other Financial Instruments*	$ (87,561)	$ (87,561)	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	5,315
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 5,315

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $158,013,657. Net unrealized appreciation aggregated $17,312,296, of which $41,344,396 related to appreciated investment securities and $24,032,100 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock Fund

August 31, 2008

1.805775.104

ETF-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.3%
Amerigon, Inc. (a)	754	$ 5,225
Amerityre Corp. (a)	878	1,150
ATC Technology Corp. (a)	688	16,663
Ballard Power Systems, Inc. (a)	3,290	15,243
China Automotive Systems, Inc. (a)	647	3,526
Dorman Products, Inc. (a)	306	3,914
Exide Technologies (a)	1,970	24,310
Federal-Mogul Corp. Class A (a)	2,582	42,216
Fuel Systems Solutions, Inc. (a)	425	22,028
Gentex Corp.	3,844	61,235
Hayes Lemmerz International, Inc. (a)	2,215	5,604
Noble International Ltd.	1,153	6,918
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	2,800	4,928
Shiloh Industries, Inc.	538	4,584
Spartan Motors, Inc.	523	2,474
Westport Innovations, Inc. (a)	800	10,087
Wonder Auto Technology, Inc. (a)	773	6,516
		236,621
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR (d)	1,242	18,816
Distributors - 0.1%
Audiovox Corp. Class A (a)	239	2,333
Core-Mark Holding Co., Inc. (a)	218	6,431
LKQ Corp. (a)	3,771	70,631
Source Interlink Companies, Inc. (a)	1,048	1,310
		80,705
Diversified Consumer Services - 0.7%
American Public Education, Inc.	364	16,271
Apollo Group, Inc. Class A (non-vtg.) (a)	4,222	268,857
Capella Education Co. (a)	473	23,513
Career Education Corp. (a)	2,437	45,694
Coinstar, Inc. (a)	866	28,509
Corinthian Colleges, Inc. (a)	2,235	29,658
Learning Tree International, Inc. (a)	667	9,932
Lincoln Educational Services Corp. (a)	566	8,507
Matthews International Corp. Class A	883	44,380
Princeton Review, Inc. (a)	771	5,983
Steiner Leisure Ltd. (a)	428	15,151
Stewart Enterprises, Inc. Class A	2,789	26,105
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Strayer Education, Inc.	392	$ 82,257
thinkorswim Group, Inc. (a)	1,681	16,860
		621,677
Hotels, Restaurants & Leisure - 1.4%
AFC Enterprises, Inc. (a)	687	6,231
Ambassadors Group, Inc.	654	11,066
Ambassadors International, Inc. (a)	358	788
Ameristar Casinos, Inc. (d)	1,255	20,758
Benihana, Inc. (a)	87	609
Benihana, Inc. Class A (sub. vtg.) (a)	172	1,228
BJ's Restaurants, Inc. (a)	803	9,347
Bob Evans Farms, Inc.	893	25,067
Buffalo Wild Wings, Inc. (a)	435	15,695
California Pizza Kitchen, Inc. (a)	725	10,426
Caribou Coffee Co., Inc. (a)	418	1,308
Carrols Restaurant Group, Inc. (a)	469	2,673
CBRL Group, Inc.	513	13,256
Century Casinos, Inc. (a)	705	1,784
Churchill Downs, Inc.	460	20,433
Cosi, Inc. (a)	1,547	3,852
Ctrip.com International Ltd. sponsored ADR	1,767	88,845
Denny's Corp. (a)	3,692	10,338
Einstein Noah Restaurant Group, Inc. (a)	545	6,426
Empire Resorts, Inc. (a)(d)	1,203	4,692
FortuNet, Inc. (a)	359	1,723
Gaming Partners International Corp. (a)	270	1,396
Great Wolf Resorts, Inc. (a)	1,122	5,868
Home Inns & Hotels Management, Inc. sponsored ADR (a)	570	9,069
International Speedway Corp. Class A	877	34,791
Interval Leisure Group, Inc. (a)	1,324	17,199
Isle of Capri Casinos, Inc. (a)	895	6,408
Jamba, Inc. (a)(d)	1,776	2,380
McCormick & Schmick's Seafood Restaurants (a)	535	5,248
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	2,900	19,140
Monarch Casino & Resort, Inc. (a)	654	8,757
Morgans Hotel Group Co. (a)	882	15,082
MTR Gaming Group, Inc. (a)	1,064	4,352
Multimedia Games, Inc. (a)	737	3,729
O'Charleys, Inc.	684	6,847
P.F. Chang's China Bistro, Inc. (a)	617	16,030
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	783	$ 42,078
Papa John's International, Inc. (a)	695	19,404
Peet's Coffee & Tea, Inc. (a)	430	11,283
Penn National Gaming, Inc. (a)	2,275	76,941
Premier Exhibitions, Inc. (a)(d)	1,022	3,618
Progressive Gaming International Corp. (a)	869	660
Red Robin Gourmet Burgers, Inc. (a)	530	14,151
Rick's Cabaret International, Inc. (a)	374	5,225
Ruth's Chris Steak House, Inc. (a)	429	1,952
Scientific Games Corp. Class A (a)	2,622	78,948
Shuffle Master, Inc. (a)	975	4,895
Sonic Corp. (a)	1,538	22,286
Starbucks Corp. (a)	19,505	303,498
Texas Roadhouse, Inc. Class A (a)	2,351	21,112
The Cheesecake Factory, Inc. (a)(d)	1,805	27,743
Town Sports International Holdings, Inc. (a)	767	8,038
Trump Entertainment Resorts, Inc. (a)	1,122	1,369
Wynn Resorts Ltd. (d)	2,755	262,882
Youbet.com, Inc. (a)	1,471	2,780
		1,321,704
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	565	5,808
California Coastal Communities, Inc. (a)	498	1,315
Cavco Industries, Inc. (a)	157	5,497
Comstock Homebuilding Companies, Inc. Class A (a)	235	31
Craftmade International, Inc.	300	1,260
DEI Holdings, Inc. (a)	392	561
Dixie Group, Inc. (a)	349	2,670
Flexsteel Industries, Inc.	595	6,605
Garmin Ltd. (d)	5,812	202,025
Helen of Troy Ltd. (a)	717	17,244
Hooker Furniture Corp.	524	8,824
iRobot Corp. (a)	614	8,590
Lifetime Brands, Inc.	360	3,488
Makita Corp. sponsored ADR	66	1,719
Palm Harbor Homes, Inc. (a)(d)	746	6,714
Stanley Furniture Co., Inc.	605	4,991
Universal Electronics, Inc. (a)	457	11,983
		289,325
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.6%
1-800-FLOWERS.com, Inc. Class A (a)	1,203	$ 7,386
Amazon.com, Inc. (a)	11,132	899,577
Blue Nile, Inc. (a)	455	18,942
dELiA*s, Inc. (a)	835	2,079
Drugstore.com, Inc. (a)	2,184	5,198
Expedia, Inc. (a)	6,952	122,772
Gaiam, Inc. Class A (a)	559	7,116
HSN, Inc. (a)	1,324	19,397
Liberty Media Corp. - Interactive Series A (a)	15,100	205,209
Netflix, Inc. (a)(d)	1,567	48,326
NutriSystem, Inc. (d)	913	18,141
Overstock.com, Inc. (a)	645	13,635
PetMed Express, Inc. (a)	827	11,776
Priceline.com, Inc. (a)	1,023	95,119
Shutterfly, Inc. (a)	565	5,255
Stamps.com, Inc. (a)	458	6,288
Ticketmaster (a)	1,324	28,373
US Auto Parts Network, Inc. (a)	823	2,123
ValueVision Media, Inc. Class A (a)	1,088	2,546
		1,519,258
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	528	5,454
JAKKS Pacific, Inc. (a)	733	18,288
Pool Corp. (d)	1,300	31,538
RC2 Corp. (a)	588	14,800
Smith & Wesson Holding Corp. (a)	1,025	5,812
		75,892
Media - 4.8%
ACME Communications, Inc. (a)	1,222	1,393
AirMedia Group, Inc. ADR	354	4,234
Alloy, Inc. (a)	409	2,937
Beasley Broadcast Group, Inc. Class A	637	1,936
Carmike Cinemas, Inc.	409	2,155
Central European Media Enterprises Ltd. Class A (a)	954	74,326
Charter Communications, Inc. Class A (a)	12,738	13,375
CKX, Inc. (a)	3,000	23,910
Comcast Corp.:
Class A	54,200	1,147,956
Class A (special) (non-vtg.)	24,220	512,011
Crown Media Holdings, Inc. Class A (a)	2,477	12,459
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CTC Media, Inc. (a)	4,048	$ 78,531
Cumulus Media, Inc. Class A (a)	1,361	6,383
Discovery Holding Co. Class A (a)	7,164	144,928
DISH Network Corp. Class A (a)	5,624	158,653
Emmis Communications Corp. Class A (a)	787	1,724
Fisher Communications, Inc.	250	8,693
Focus Media Holding Ltd. ADR (a)(d)	3,097	101,334
Global Sources Ltd.	1,252	13,359
Harris Interactive, Inc. (a)	1,836	3,103
IMAX Corp. (a)	1,753	12,674
Knology, Inc. (a)	1,323	13,362
Lakes Entertainment, Inc. (a)	847	5,556
Lamar Advertising Co. Class A (a)(d)	2,068	76,826
Liberty Global, Inc.:
Class A (a)	4,200	147,756
Class B (a)(d)	139	4,865
Class C (a)	4,195	139,358
Liberty Media Corp.:
- Capital Series A (a)	3,015	48,994
- Entertainment Class A (a)	13,067	363,132
LodgeNet Entertainment Corp. (a)	775	3,092
MDC Partners, Inc. Class A (sub. vtg.) (a)	1,092	8,791
Mediacom Communications Corp. Class A (a)	2,802	23,537
Morningstar, Inc. (a)	1,220	79,678
National CineMedia, Inc.	1,448	16,203
Navarre Corp. (a)	973	1,576
Net Servicos de Comunicacao SA sponsored ADR	400	4,608
New Frontier Media, Inc.	983	3,804
Outdoor Channel Holdings, Inc. (a)	1,274	10,179
Private Media Group, Inc. (a)	1,579	1,816
Radio One, Inc.:
Class A (a)	629	1,076
Class D (non-vtg.) (a)	2,124	2,018
RCN Corp. (a)	831	11,518
Regent Communication, Inc. (a)	1,756	1,370
Rentrak Corp. (a)	337	5,106
RRSat Global Communications Network Ltd.	616	8,507
Salem Communications Corp. Class A	537	1,020
Scholastic Corp.	1,146	29,911
Sinclair Broadcast Group, Inc. Class A	2,022	14,336
Sirius XM Radio, Inc. (a)	84,301	112,120
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Spanish Broadcasting System, Inc. Class A (a)	1,197	$ 491
The DIRECTV Group, Inc. (a)	30,333	855,694
Thomson Reuters PLC ADR	65	10,928
Value Line, Inc.	413	15,781
Virgin Media, Inc. (d)	8,800	100,320
VisionChina Media, Inc. ADR	460	8,694
WorldSpace, Inc. Class A (a)(d)	1,767	2,580
WPP Group PLC sponsored ADR	383	18,687
WPT Enterprises, Inc. (a)	506	440
Xinhua Finance Media Ltd. sponsored ADR (a)	622	1,462
Young Broadcasting, Inc. Class A (a)	585	64
		4,481,330
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	2,524	96,821
Fred's, Inc. Class A	1,241	17,399
Sears Holdings Corp. (a)(d)	3,551	326,514
The Bon-Ton Stores, Inc.	349	1,396
Tuesday Morning Corp. (a)	1,112	4,682
		446,812
Specialty Retail - 1.7%
A.C. Moore Arts & Crafts, Inc. (a)	577	4,351
America's Car Mart, Inc. (a)	330	6,240
bebe Stores, Inc.	2,771	26,879
Bed Bath & Beyond, Inc. (a)	6,902	211,615
Big 5 Sporting Goods Corp.	715	6,421
Books-A-Million, Inc.	508	3,429
Cache, Inc. (a)	461	5,398
Casual Male Retail Group, Inc. (a)	904	3,453
Charlotte Russe Holding, Inc. (a)	473	5,586
Charming Shoppes, Inc. (a)	3,442	18,587
Citi Trends, Inc. (a)	410	8,454
Coldwater Creek, Inc. (a)	2,280	16,598
Conn's, Inc. (a)(d)	737	14,091
Cost Plus, Inc. (a)	567	720
Dress Barn, Inc. (a)	1,760	28,618
Finish Line, Inc. Class A	1,262	15,258
Golfsmith International Holdings, Inc. (a)	389	1,295
Gymboree Corp. (a)	783	30,733
Hibbett Sports, Inc. (a)	782	18,690
Hot Topic, Inc. (a)	1,272	7,899
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Jos. A. Bank Clothiers, Inc. (a)	424	$ 11,020
Kirkland's, Inc. (a)	622	1,418
Monro Muffler Brake, Inc.	764	15,838
Mothers Work, Inc. (a)	85	1,293
NexCen Brands, Inc. (a)	1,886	698
O'Reilly Automotive, Inc. (a)	3,571	103,988
Pacific Sunwear of California, Inc. (a)	1,869	11,831
PetSmart, Inc.	3,576	96,445
Pomeroy IT Solutions, Inc. (a)	638	3,318
Rent-A-Center, Inc. (a)	1,799	40,765
Ross Stores, Inc.	3,524	141,700
Select Comfort Corp. (a)	1,370	3,288
Shoe Carnival, Inc. (a)	166	2,709
Staples, Inc.	18,558	449,104
Stein Mart, Inc.	1,181	4,665
The Children's Place Retail Stores, Inc. (a)	807	33,854
Tractor Supply Co. (a)	1,003	42,748
Trans World Entertainment Corp. (a)	320	925
Ulta Salon, Cosmetics & Fragrance, Inc.	1,451	15,787
Urban Outfitters, Inc. (a)	4,373	155,766
West Marine, Inc. (a)	607	3,005
Wet Seal, Inc. Class A (a)	3,550	16,721
Winmark Corp. (a)	461	8,436
Zumiez, Inc. (a)	796	11,470
		1,611,107
Textiles, Apparel & Luxury Goods - 0.3%
Blue Holdings, Inc. (a)	1,118	258
Charles & Colvard Ltd. (a)	502	316
Cherokee, Inc.	270	5,948
Columbia Sportswear Co.	921	37,199
Crocs, Inc. (a)(d)	2,161	8,968
Deckers Outdoor Corp. (a)	362	41,156
FGX International Ltd.	406	5,282
Fossil, Inc. (a)	1,671	49,996
Fuqi International, Inc.	615	6,636
G-III Apparel Group Ltd. (a)	500	9,255
Heelys, Inc. (a)	636	3,225
Iconix Brand Group, Inc. (a)	1,681	21,735
K-Swiss, Inc. Class A	703	12,056
LJ International, Inc. (a)	654	1,079
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Lululemon Athletica, Inc. (a)(d)	1,745	$ 33,801
Perry Ellis International, Inc. (a)	494	8,428
Steven Madden Ltd. (a)	663	16,674
Tandy Brands Accessories, Inc.	668	3,808
True Religion Apparel, Inc. (a)	634	17,213
Volcom, Inc. (a)	564	10,062
Wacoal Holdings Corp. sponsored ADR	141	8,170
Weyco Group, Inc.	400	12,716
		313,981
TOTAL CONSUMER DISCRETIONARY		11,017,228
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Central European Distribution Corp. (a)	1,157	66,747
Coca-Cola Bottling Co. Consolidated	210	8,522
Hansen Natural Corp. (a)	2,404	66,062
Jones Soda Co. (a)	1,012	1,822
MGP Ingredients, Inc.	418	2,061
National Beverage Corp.	1,643	14,984
		160,198
Food & Staples Retailing - 1.1%
Andersons, Inc.	474	21,311
Arden Group, Inc. Class A	109	18,176
Casey's General Stores, Inc.	1,252	36,308
Costco Wholesale Corp.	11,538	773,738
Ingles Markets, Inc. Class A	382	9,439
Nash-Finch Co.	304	12,379
Pricesmart, Inc.	813	17,276
Spartan Stores, Inc.	789	17,942
Susser Holdings Corp. (a)	421	7,877
The Pantry, Inc. (a)	585	10,729
United Natural Foods, Inc. (a)	1,162	22,334
Whole Foods Market, Inc. (d)	3,609	66,081
Winn-Dixie Stores, Inc. (a)	1,431	20,206
		1,033,796
Food Products - 0.4%
AgFeed Industries, Inc. (a)	694	8,037
Alico, Inc.	168	7,249
Bridgford Foods Corp. (a)	1,272	7,568
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Cal-Maine Foods, Inc.	743	$ 29,341
Calavo Growers, Inc.	506	6,148
Cresud S.A.C.I.F. y A. sponsored ADR	1,523	16,753
Diamond Foods, Inc.	639	16,084
Farmer Brothers Co.	500	13,030
Green Mountain Coffee Roasters, Inc. (a)	634	23,135
Hain Celestial Group, Inc. (a)	973	25,288
Imperial Sugar Co.	339	4,756
J&J Snack Foods Corp.	578	19,473
Lancaster Colony Corp.	757	26,328
Lance, Inc.	1,002	20,531
Lifeway Foods, Inc. (a)	533	6,034
Origin Agritech Ltd. (a)(d)	458	2,279
Sanderson Farms, Inc.	645	22,130
Smart Balance, Inc. (a)	1,713	10,963
SunOpta, Inc. (a)	1,084	7,219
Synutra International, Inc. (a)(d)	1,472	72,393
		344,739
Household Products - 0.0%
Central Garden & Pet Co. (a)	885	4,965
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,118	11,225
WD-40 Co.	628	21,911
		38,101
Personal Products - 0.2%
Bare Escentuals, Inc. (a)(d)	2,216	27,567
Chattem, Inc. (a)	528	37,023
Elizabeth Arden, Inc. (a)	923	18,885
Inter Parfums, Inc.	929	13,183
Mannatech, Inc. (d)	767	3,398
Nutraceutical International Corp. (a)	822	10,094
Parlux Fragrances, Inc. (a)	754	5,301
Physicians Formula Holdings, Inc. (a)	567	3,340
Reliv International, Inc.	409	2,155
USANA Health Sciences, Inc. (a)(d)	343	12,986
		133,932
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	2,174	7,000
TOTAL CONSUMER STAPLES		1,717,766
Common Stocks - continued
	Shares	Value
ENERGY - 1.8%
Energy Equipment & Services - 0.5%
Acergy SA sponsored ADR	1,022	$ 17,599
Bronco Drilling Co., Inc. (a)	713	11,301
Dawson Geophysical Co. (a)	292	18,317
ENGlobal Corp. (a)	700	12,117
Exterran Partners LP	236	5,239
Global Industries Ltd. (a)	2,842	27,482
Gulf Island Fabrication, Inc.	446	19,209
Hercules Offshore, Inc. (a)	2,393	52,814
Lufkin Industries, Inc.	408	37,858
Matrix Service Co. (a)	704	18,501
Mitcham Industries, Inc. (a)	234	3,576
Omni Energy Services Corp. (a)	519	2,284
OYO Geospace Corp. (a)	147	7,212
Patterson-UTI Energy, Inc.	4,116	116,977
PHI, Inc. (non-vtg.) (a)	324	12,445
Superior Well Services, Inc. (a)	762	25,116
T-3 Energy Services, Inc. (a)	328	18,312
Tesco Corp. (a)	981	33,325
Trico Marine Services, Inc. (a)	474	11,258
Union Drilling, Inc. (a)	786	11,177
		462,119
Oil, Gas & Consumable Fuels - 1.3%
Alliance Holdings GP, LP	1,600	44,960
Alliance Resource Partners LP	914	42,620
APCO Argentina, Inc.	703	20,380
Approach Resources, Inc.	708	9,912
Atlas America, Inc.	1,078	40,403
ATP Oil & Gas Corp. (a)	995	25,572
BreitBurn Energy Partners LP	2,046	33,964
Brigham Exploration Co. (a)	1,468	19,921
Calumet Specialty Products Partners LP	394	5,630
Capital Product Partners LP	587	9,140
Carrizo Oil & Gas, Inc. (a)	804	39,911
Clayton Williams Energy, Inc. (a)	310	25,091
Clean Energy Fuels Corp. (a)(d)	1,165	20,085
Copano Energy LLC	1,260	39,854
CREDO Petroleum Corp. (a)	200	2,142
Crosstex Energy LP	1,322	33,671
Crosstex Energy, Inc.	1,339	43,611
Delta Petroleum Corp. (a)	2,930	52,623
Dorchester Minerals LP	604	16,761
Double Eagle Petroleum Co. (a)	263	4,276
Eagle Rock Energy Partners LP	1,267	17,979
Edge Petroleum Corp. (a)	753	3,434
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energy XXI (Bermuda) Ltd. (a)(d)	3,882	$ 18,168
EV Energy Partners LP	227	5,925
FX Energy, Inc. (a)	543	4,561
Geomet, Inc. (a)	1,622	11,322
Georesources, Inc. (a)	317	5,215
GMX Resources, Inc. (a)	434	29,443
Golar LNG Ltd. (NASDAQ)	1,891	30,332
Green Plains Renewable Energy, Inc. (a)	151	980
Gulfport Energy Corp. (a)	1,026	13,687
Hiland Holdings GP LP	569	12,689
Hiland Partners LP	187	8,602
Inergy Holdings LP	422	13,757
Inergy LP	1,344	35,428
Ivanhoe Energy, Inc. (a)	6,679	14,906
James River Coal Co. (a)	616	25,977
Knightsbridge Tankers Ltd. (d)	621	17,997
Legacy Reserves LP	837	16,815
Linn Energy LLC	3,295	71,271
Marine Petroleum Trust	366	10,610
Martin Midstream Partners LP	530	16,578
NGAS Resources, Inc. (a)	865	5,450
Pacific Ethanol, Inc. (a)	968	1,994
Parallel Petroleum Corp. (a)	1,281	16,960
Petroleum Development Corp. (a)	400	24,316
PrimeEnergy Corp. (a)	105	8,051
Quest Resource Corp. (a)	800	3,848
Ram Energy Resources, Inc. (a)	2,000	9,140
Regency Energy Partners LP	915	22,802
Rex Energy Corp. (a)	833	16,718
Rosetta Resources, Inc. (a)	1,471	34,201
Semgroup Energy Partners LP	792	8,237
StealthGas, Inc.	762	12,817
Syntroleum Corp. (a)	1,796	2,910
Targa Resources Partners LP	1,033	24,689
TC Pipelines LP	916	31,300
TEL Offshore Trust	200	3,620
Top Ships, Inc. (a)	1,131	5,938
Toreador Resources Corp. (a)	558	4,827
TransGlobe Energy Corp. (a)	1,223	4,653
TXCO Resources, Inc. (a)	875	10,596
Uranium Resources, Inc. (a)	1,653	3,802
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Verenium Corp. (a)(d)	1,514	$ 3,422
Warren Resources, Inc. (a)	1,738	19,622
		1,196,116
TOTAL ENERGY		1,658,235
FINANCIALS - 9.3%
Capital Markets - 2.7%
American Capital Ltd. (d)	5,122	111,352
BGC Partners, Inc. Class A	1,305	8,600
Broadpoint Securities Group, Inc. (a)	712	2,385
Calamos Asset Management, Inc. Class A	624	13,372
Capital Southwest Corp.	130	17,425
Charles Schwab Corp.	30,629	734,790
Cowen Group, Inc. (a)	389	3,571
Diamond Hill Investment Group, Inc. (a)	120	10,913
E*TRADE Financial Corp. (a)(d)	14,292	45,734
Epoch Holding Corp.	747	8,658
FBR Capital Markets Corp. (a)(d)	1,946	9,438
FCStone Group, Inc. (a)	797	16,665
FirstCity Financial Corp. (a)	577	3,600
GFI Group, Inc.	3,025	35,090
Harris & Harris Group, Inc. (a)	826	6,046
International Assets Holding Corp. (a)	284	8,066
Knight Capital Group, Inc. Class A (a)	2,655	45,772
Northern Trust Corp.	5,881	472,774
optionsXpress Holdings, Inc.	1,578	36,404
Penson Worldwide, Inc. (a)	603	10,161
Prospect Capital Corp.	992	13,888
Sanders Morris Harris Group, Inc.	658	6,909
SEI Investments Co.	5,395	127,430
T. Rowe Price Group, Inc.	6,936	411,721
TD Ameritrade Holding Corp. (a)	16,053	327,963
Thomas Weisel Partners Group, Inc. (a)	773	4,731
TradeStation Group, Inc. (a)	1,210	12,148
U.S. Global Investments, Inc. Class A	533	7,542
		2,513,148
Commercial Banks - 3.0%
1st Source Corp.	747	16,232
Alliance Financial Corp.	232	5,795
Amcore Financial, Inc.	535	4,703
American National Bankshares, Inc.	345	5,810
American River Bankshares	327	3,414
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
AmericanWest Bancorp	528	$ 908
Ameris Bancorp	474	5,697
Ames National Corp.	237	5,442
Arrow Financial Corp.	579	14,290
Associated Banc-Corp.	3,134	54,845
BancFirst Corp.	400	19,256
Bancorp Rhode Island, Inc.	334	9,910
Bancorp, Inc., Delaware (a)	410	1,886
BancTrust Financial Group, Inc.	851	7,182
Bank of Florida Corp. (a)	380	3,017
Bank of Granite Corp.	686	5,255
Bank of Marin Bancorp	241	7,425
Bank of the Ozarks, Inc.	480	10,738
Banner Corp.	490	5,179
BNC Bancorp	235	2,409
BOK Financial Corp.	1,702	74,139
Boston Private Financial Holdings, Inc.	985	8,806
Bridge Capital Holdings (a)	354	4,443
Bryn Mawr Bank Corp.	388	8,598
Capital Bank Corp.	228	2,326
Capital City Bank Group, Inc. (d)	596	14,441
Capital Corp. of the West	279	887
Cardinal Financial Corp.	856	7,267
Cascade Bancorp	845	6,743
Cascade Financial Corp.	589	5,407
Cathay General Bancorp (d)	1,301	25,187
Center Bancorp, Inc.	728	7,695
Center Financial Corp., California	380	5,119
Centerstate Banks of Florida, Inc. (d)	418	5,973
Century Bancorp, Inc. Class A (non-vtg.)	330	5,693
Chemical Financial Corp.	619	17,846
Citizens & Northern Corp. (d)	213	4,024
Citizens Banking Corp., Michigan	1,929	7,079
City Bank Lynnwood, Washington	510	6,197
City Holding Co.	493	20,612
CNB Financial Corp., Pennsylvania	465	6,222
CoBiz, Inc.	436	4,678
Colony Bankcorp, Inc.	272	2,927
Columbia Bancorp, Oregon	261	992
Columbia Banking Systems, Inc.	543	7,602
Commerce Bancshares, Inc.	1,913	86,085
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Community Bancorp (a)	349	$ 1,836
Community Trust Bancorp, Inc.	390	13,081
CVB Financial Corp.	2,120	22,790
Eagle Bancorp, Inc., Maryland	456	3,803
East West Bancorp, Inc. (d)	1,615	20,139
Eastern Virgina Bankshares, Inc.	188	3,008
Enterprise Financial Services Corp.	568	10,656
EuroBancshares, Inc. (a)	290	1,047
Fidelity Southern Corp.	478	1,888
Fifth Third Bancorp	15,177	239,493
Financial Institutions, Inc.	191	3,356
First Bancorp, North Carolina	480	7,200
First Busey Corp. (d)	871	12,333
First Citizen Bancshares, Inc.	234	34,730
First Community Bancshares, Inc.	351	11,207
First Financial Bancorp, Ohio	1,310	17,056
First Financial Bankshares, Inc.	606	29,736
First Financial Corp., Indiana	360	14,933
First M&F Corp.	360	3,841
First Mariner Bancorp, Inc. (a)	588	1,446
First Merchants Corp.	390	7,523
First Midwest Bancorp, Inc., Delaware	1,202	26,901
First of Long Island Corp.	349	7,940
First Regional Bancorp (a)	335	1,715
First South Bancorp, Inc., Virginia (d)	300	5,301
First State Bancorp.	908	5,185
First United Corp.	378	7,590
Firstbank Corp., Michigan	229	2,077
FirstMerit Corp.	2,165	43,820
FNB Corp., North Carolina	268	2,015
Frontier Financial Corp., Washington (d)	1,075	11,986
Fulton Financial Corp.	4,452	47,458
Gateway Financial Holdings, Inc.	518	3,569
German American Bancorp, Inc.	814	10,574
Glacier Bancorp, Inc.	1,391	29,656
Great Southern Bancorp, Inc.	356	3,692
Green Bankshares, Inc.	326	5,037
Grupo Financiero Galicia SA sponsored ADR (a)	1,622	7,786
Guaranty Bancorp (a)	1,574	8,862
Hancock Holding Co.	863	42,330
Hanmi Financial Corp.	1,454	7,430
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Harleysville National Corp., Pennsylvania	1,012	$ 14,876
Heartland Financial USA, Inc.	480	10,334
Heritage Commerce Corp.	941	11,311
Heritage Financial Corp., Washington	190	2,683
Home Bancshares, Inc.	540	12,976
Horizon Financial Corp.	437	3,562
Huntington Bancshares, Inc.	10,046	73,537
IBERIABANK Corp.	340	18,438
Independent Bank Corp., Massachusetts	400	11,064
Independent Bank Corp., Michigan	489	3,623
Integra Bank Corp.	550	3,526
International Bancshares Corp.	1,701	43,954
Intervest Bancshares Corp. Class A	220	1,751
Investors Bancorp, Inc. (a)	3,004	43,949
Lakeland Bancorp, Inc.	803	9,475
Lakeland Financial Corp.	552	11,244
LNB Bancorp, Inc.	588	5,051
Macatawa Bank Corp.	357	2,888
MainSource Financial Group, Inc.	759	13,745
MB Financial, Inc.	933	25,965
MBT Financial Corp.	686	3,121
Mercantile Bank Corp.	170	1,464
Merchants Bancshares, Inc.	461	10,603
Metrocorp Bancshares, Inc.	66	842
Midwest Banc Holdings, Inc.	875	4,874
Nara Bancorp, Inc.	977	10,698
National Bankshares, Inc.	543	9,769
National Penn Bancshares, Inc.	2,062	29,445
NBT Bancorp, Inc.	843	21,151
NewBridge Bancorp	914	5,475
North Valley Bancorp	380	2,603
Northern States Financial Corp.	264	2,614
Northfield Bancorp, Inc. (a)	1,476	17,845
Northrim Bancorp, Inc.	264	4,374
Old Point Financial Corp.	301	5,228
Old Second Bancorp, Inc.	608	10,293
Pacific Capital Bancorp	1,085	15,960
Pacific Continental Corp.	308	3,791
Pacific Mercantile Bancorp	367	2,496
PacWest Bancorp	753	17,078
Penns Woods Bancorp, Inc.	310	9,161
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pennsylvania Communication Bancorp, Inc. (a)	252	$ 7,046
Peoples Bancorp, Inc.	330	6,778
Pinnacle Financial Partners, Inc. (a)	786	19,902
Popular, Inc. (d)	7,689	62,665
Preferred Bank, Los Angeles California	349	3,410
PremierWest Bancorp	479	3,822
PrivateBancorp, Inc.	708	21,693
Prosperity Bancshares, Inc.	1,261	40,314
Provident Bankshares Corp.	795	6,153
Renasant Corp.	526	9,947
Republic Bancorp, Inc., Kentucky Class A	727	21,541
Republic First Bancorp, Inc. (a)	518	4,657
Royal Bancshares of Pennsylvania, Inc. Class A	486	2,318
S&T Bancorp, Inc.	598	20,069
S.Y. Bancorp, Inc.	616	17,396
Sandy Spring Bancorp, Inc.	476	8,520
SCBT Financial Corp.	311	10,521
Seacoast Banking Corp., Florida	575	5,049
Security Bank Corp., Georgia (d)	737	2,793
Shore Bancshares, Inc.	112	2,566
Sierra Bancorp	312	4,930
Signature Bank, New York (a)	772	22,828
Silver State Bancorp (a)(d)	717	409
Simmons First National Corp. Class A	473	13,443
Smithtown Bancorp, Inc.	136	2,585
South Financial Group, Inc. (d)	2,040	13,872
Southern Community Financial Corp.	417	2,031
Southside Bancshares, Inc.	501	10,897
Southwest Bancorp, Inc., Oklahoma	644	10,845
State Bancorp, Inc., New York	379	5,628
StellarOne Corp.	791	13,281
Sterling Bancshares, Inc.	1,942	19,109
Sterling Financial Corp., Washington	1,458	14,857
Suffolk Bancorp	465	16,521
Summit Financial Group, Inc.	262	3,154
Sun Bancorp, Inc., New Jersey	511	6,030
Superior Bancorp	233	1,566
Susquehanna Bancshares, Inc., Pennsylvania	2,348	37,521
SVB Financial Group (a)	808	45,288
Taylor Capital Group, Inc.	371	4,018
Temecula Valley Bancorp, Inc. (d)	388	2,002
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Texas Capital Bancshares, Inc. (a)	883	$ 13,784
The First Bancorp, Inc.	426	7,740
TIB Financial Corp.	573	4,011
Trico Bancshares	533	8,763
Trustmark Corp.	1,359	26,079
UCBH Holdings, Inc.	2,340	13,689
UMB Financial Corp.	1,022	53,175
Umpqua Holdings Corp. (d)	1,759	24,556
Union Bankshares Corp.	475	10,787
United Bankshares, Inc., West Virginia	1,163	29,947
United Community Banks, Inc., Georgia (d)	987	11,607
United Security Bancshares, Inc.	310	4,644
United Security Bancshares, California (d)	596	8,624
Univest Corp. of Pennsylvania	608	17,565
Vineyard National Bancorp (d)	1,183	793
Virginia Commerce Bancorp, Inc.	1,074	5,671
VIST Financial Corp.	295	3,983
Washington Banking Co., Oak Harbor	225	2,070
Washington Trust Bancorp, Inc.	254	6,241
WesBanco, Inc.	881	21,831
West Bancorp., Inc.	458	5,556
West Coast Bancorp, Oregon	530	5,819
Westamerica Bancorp.	723	37,018
Whitney Holding Corp.	1,569	33,969
Wilshire Bancorp, Inc.	687	9,323
Wintrust Financial Corp.	543	12,625
Yadkin Valley Financial Corp.	569	9,303
Zions Bancorp (d)	2,701	72,495
		2,780,887
Consumer Finance - 0.1%
Advanta Corp.:
Class A	468	3,051
Class B	715	5,455
Cardtronics, Inc.	1,297	10,143
CompuCredit Corp. (a)(d)	1,359	7,053
Consumer Portfolio Services, Inc. (a)	676	1,453
Credit Acceptance Corp. (a)	845	14,145
Dollar Financial Corp. (a)	606	11,078
EZCORP, Inc. (non-vtg.) Class A (a)	1,115	17,383
First Cash Financial Services, Inc. (a)	735	13,620
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
QC Holdings, Inc.	547	$ 3,463
United Panam Financial Corp. (a)	536	1,989
World Acceptance Corp. (a)	387	15,101
		103,934
Diversified Financial Services - 0.9%
Ampal-American Israel Corp. Class A (a)(d)	1,309	6,218
Asset Acceptance Capital Corp.	961	10,417
Asta Funding, Inc.	339	2,807
CME Group, Inc.	1,448	485,630
Compass Diversified Holdings	987	12,673
Elron Electronic Industries Ltd. (a)	762	5,006
Encore Capital Group, Inc. (a)	943	11,976
Interactive Brokers Group, Inc. (a)	1,056	28,829
Life Partners Holdings, Inc.	285	8,254
MarketAxess Holdings, Inc. (a)	788	7,919
Marlin Business Services Corp. (a)	399	3,048
Medallion Financial Corp.	734	7,619
NewStar Financial, Inc. (a)	2,042	17,970
PICO Holdings, Inc. (a)	604	28,775
Portfolio Recovery Associates, Inc. (a)(d)	324	13,783
Resource America, Inc. Class A	458	5,656
The NASDAQ Stock Market, Inc. (a)	5,426	177,376
		833,956
Insurance - 1.2%
21st Century Holding Co.	476	3,194
Affirmative Insurance Holdings, Inc.	379	2,285
Amcomp, Inc. (a)	465	5,580
American National Insurance Co.	693	66,147
American Physicians Capital, Inc.	378	15,989
Amerisafe, Inc. (a)	476	8,801
Amtrust Financial Services, Inc.	1,802	25,336
Arch Capital Group Ltd. (a)	1,630	113,709
Argo Group International Holdings, Ltd. (a)	829	31,162
Baldwin & Lyons, Inc. Class B	387	8,251
Brooke Corp.	540	346
CastlePoint Holdings Ltd.	856	9,690
Cincinnati Financial Corp.	4,201	124,518
CNinsure, Inc. ADR	395	5,238
Donegal Group, Inc. Class A	709	12,748
Eastern Insurance Holdings, Inc.	187	2,850
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
eHealth, Inc. (a)	724	$ 10,744
EMC Insurance Group	504	12,247
Enstar Group Ltd. (a)	343	40,237
Erie Indemnity Co. Class A	1,363	63,039
FPIC Insurance Group, Inc. (a)	300	15,498
Greenlight Capital Re, Ltd. (a)	743	15,232
Hallmark Financial Services, Inc. (a)	993	9,165
Harleysville Group, Inc.	833	30,213
Infinity Property & Casualty Corp.	425	19,763
IPC Holdings Ltd.	1,427	45,193
Kansas City Life Insurance Co.	340	16,177
Maiden Holdings Ltd.	1,400	9,128
Max Capital Group Ltd.	1,340	34,840
National Interstate Corp.	484	9,404
National Western Life Insurance Co. Class A	102	24,423
Navigators Group, Inc. (a)	444	23,266
Philadelphia Consolidated Holdings Corp. (a)	1,840	109,903
PMA Capital Corp. Class A (a)	1,054	10,002
Presidential Life Corp.	675	12,150
Quanta Capital Holdings Ltd.	2,000	5,440
RAM Holdings Ltd. (a)	545	965
Safety Insurance Group, Inc.	362	15,566
SeaBright Insurance Holdings, Inc. (a)	496	6,021
Selective Insurance Group, Inc.	1,452	35,051
Specialty Underwriters' Alliance, Inc. (a)	933	4,898
State Auto Financial Corp.	1,073	33,124
Tower Group, Inc.	681	14,267
United America Indemnity Ltd. Class A (a)	566	8,615
United Fire & Casualty Co.	819	24,357
		1,094,772
Real Estate Investment Trusts - 0.0%
Gladstone Commercial Corp.	376	5,730
Investors Real Estate Trust	1,600	16,528
Mission West Properties, Inc.	454	4,422
Monmouth Real Estate Investment Corp. Class A	1,434	10,425
Origen Financial, Inc.	1,402	2,103
		39,208
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	183	5,818
Elbit Imaging Ltd.	698	20,095
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
FirstService Corp. (sub. vtg.)	924	$ 15,227
FX Real Estate & Entertainment, Inc. (a)	1,265	1,607
Housevalues, Inc. (a)	568	1,602
Meruelo Maddux Properties, Inc. (a)	2,126	2,913
Stratus Properties, Inc. (a)	187	5,429
Thomas Properties Group, Inc.	1,262	12,153
ZipRealty, Inc. (a)	824	3,733
		68,577
Thrifts & Mortgage Finance - 1.3%
Abington Bancorp, Inc.	796	7,872
Anchor BanCorp Wisconsin, Inc.	618	4,746
Atlantic Coast Federal Corp.	469	3,705
Bank Mutual Corp.	1,416	17,063
BankFinancial Corp.	814	12,145
BankUnited Financial Corp. Class A (d)	913	1,086
Beneficial Mutual Bancorp, Inc. (a)	2,683	31,123
Berkshire Bancorp, Inc.	648	8,100
Berkshire Hills Bancorp, Inc.	490	13,034
Beverly Hills Bancorp, Inc.	1,004	1,375
Brookline Bancorp, Inc., Delaware	1,375	14,135
Camco Financial Corp.	349	3,717
Capitol Federal Financial	1,867	81,625
CFS Bancorp, Inc.	250	2,385
Citizens First Bancorp, Inc., Delaware	300	1,308
Citizens South Banking Corp., Delaware	320	2,560
Clifton Savings Bancorp, Inc.	668	7,361
Cooperative Bankshares, Inc.	421	2,821
Corus Bankshares, Inc. (d)	1,592	6,320
Dime Community Bancshares, Inc.	1,152	18,916
ESB Financial Corp.	985	10,520
First Defiance Financial Corp.	229	3,753
First Federal Bancshares of Arkansas, Inc.	285	2,192
First Financial Holdings, Inc.	556	12,143
First Niagara Financial Group, Inc.	3,081	46,092
First PacTrust Bancorp, Inc.	316	3,982
First Place Financial Corp.	589	5,984
Flushing Financial Corp.	868	15,095
Fox Chase Bancorp, Inc. (a)	539	6,549
Franklin Bank Corp. (a)	568	324
HMN Financial, Inc.	153	2,179
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Home Federal Bancorp, Inc.	500	$ 5,500
Hudson City Bancorp, Inc.	13,934	256,943
K-Fed Bancorp	576	5,841
Kearny Financial Corp.	2,318	32,197
LSB Corp.	526	7,759
MASSBANK Corp.	211	8,400
MutualFirst Financial, Inc.	239	2,526
NASB Financial, Inc.	119	3,150
Northwest Bancorp, Inc.	1,212	33,621
OceanFirst Financial Corp.	400	7,220
Oritani Financial Corp. (a)	1,042	17,568
Pamrapo Bancorp, Inc.	457	6,288
Parkvale Financial Corp.	196	4,326
People's United Financial, Inc.	9,049	162,158
Provident Financial Holdings, Inc.	159	1,008
Provident New York Bancorp	1,469	20,331
Pulaski Financial Corp.	129	1,251
PVF Capital Corp.	210	943
Riverview Bancorp, Inc.	880	5,729
Rockville Financial, Inc.	900	13,023
Roma Financial Corp.	1,084	16,466
Severn Bancorp, Inc.	528	3,194
TFS Financial Corp.	8,898	108,734
TierOne Corp.	530	2,995
Tree.com, Inc. (a)	220	1,672
Triad Guaranty, Inc. (a)	448	685
Trustco Bank Corp., New York	2,569	25,125
United Community Financial Corp., Ohio	915	3,303
United Financial Bancorp, Inc.	692	8,851
United Western Bancorp, Inc.	175	1,902
ViewPoint Financial Group	979	16,046
Washington Federal, Inc.	2,187	37,682
Waterstone Financial, Inc. (a)	1,204	11,835
Westfield Financial, Inc.	1,000	10,220
Willow Financial Bancorp, Inc.	301	2,986
WSFS Financial Corp.	186	9,945
		1,207,633
TOTAL FINANCIALS		8,642,115
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.6%
Biotechnology - 7.6%
Aastrom Biosciences, Inc. (a)	3,270	$ 1,030
Abraxis BioScience, Inc. (a)	1,062	78,057
Acadia Pharmaceuticals, Inc. (a)	1,542	3,932
Accentia Biopharmaceutical, Inc. (a)	1,886	1,490
Achillion Pharmaceuticals, Inc. (a)	1,261	3,304
Acorda Therapeutics, Inc. (a)	814	22,914
AEterna Zentaris, Inc. (sub. vtg.) (a)	2,045	2,349
Affymax, Inc. (a)	434	8,133
Alexion Pharmaceuticals, Inc. (a)	2,166	97,643
Alkermes, Inc. (a)	2,582	34,521
Allos Therapeutics, Inc. (a)	2,953	27,551
Alnylam Pharmaceuticals, Inc. (a)	1,114	33,030
Altus Pharmaceuticals, Inc. (a)	944	1,501
Amgen, Inc. (a)	28,906	1,816,742
Amicus Therapeutics, Inc. (a)	702	9,793
Amylin Pharmaceuticals, Inc. (a)	3,519	77,348
Anadys Pharmaceuticals, Inc. (a)	978	2,582
Antigenics, Inc. (a)(d)	1,342	2,335
Arena Pharmaceuticals, Inc. (a)	2,575	15,630
ARIAD Pharmaceuticals, Inc. (a)	2,992	9,305
ArQule, Inc. (a)	1,232	4,337
Array Biopharma, Inc. (a)	1,128	9,216
AVI BioPharma, Inc. (a)	1,297	1,453
BELLUS Health, Inc. (a)(d)	1,531	1,874
BioCryst Pharmaceuticals, Inc. (a)	1,529	5,153
Biogen Idec, Inc. (a)	7,750	394,708
BioMarin Pharmaceutical, Inc. (a)	2,721	82,011
Bionovo, Inc. (a)(d)	2,661	3,459
Celera Corp. (a)	2,100	29,400
Celgene Corp. (a)	11,594	803,464
Cell Genesys, Inc. (a)	2,209	2,165
Cephalon, Inc. (a)	1,871	143,356
Cepheid, Inc. (a)	1,403	26,096
Combinatorx, Inc. (a)	2,348	7,420
Cougar Biotechnology, Inc. (a)	696	23,970
Critical Therapeutics, Inc. (a)	1,197	311
Crucell NV sponsored ADR (a)	312	5,026
Cubist Pharmaceuticals, Inc. (a)	1,805	39,764
CuraGen Corp. (a)	1,995	1,915
Curis, Inc. (a)	1,716	2,986
CV Therapeutics, Inc. (a)	1,733	19,912
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cytokinetics, Inc. (a)	1,251	$ 6,505
CytRx Corp. (a)	3,814	2,288
deCODE genetics, Inc. (a)	1,896	2,105
Dendreon Corp. (a)(d)	2,524	14,841
Dyax Corp. (a)	1,926	9,245
Dynavax Technologies Corp. (a)	1,092	1,791
EntreMed, Inc. (a)	3,348	1,574
Enzon Pharmaceuticals, Inc. (a)	1,812	16,399
EPIX Pharmaceuticals, Inc. (a)(d)	1,201	2,126
Exact Sciences Corp. (a)	1,985	2,124
Favrille, Inc. (a)	1,885	100
Genelabs Technologies, Inc. (a)	1,197	551
Genomic Health, Inc. (a)	778	17,388
GenVec, Inc. (a)(d)	2,648	3,628
Genzyme Corp. (a)	7,098	555,773
Geron Corp. (a)	2,295	10,534
Gilead Sciences, Inc. (a)	24,500	1,290,660
GTx, Inc. (a)	984	17,427
Halozyme Therapeutics, Inc. (a)	1,836	14,321
Hana Biosciences, Inc. (a)	831	440
Human Genome Sciences, Inc. (a)	3,660	27,121
Idenix Pharmaceuticals, Inc. (a)	1,470	11,951
Idera Pharmaceuticals, Inc. (a)	800	11,696
ImClone Systems, Inc. (a)	2,345	151,018
ImmunoGen, Inc. (a)(d)	1,654	8,899
Immunomedics, Inc. (a)	2,514	5,430
Incyte Corp. (a)	2,315	23,682
Indevus Pharmaceuticals, Inc. (a)	2,197	4,833
Infinity Pharmaceuticals, Inc. (a)	203	1,496
Inhibitex, Inc. (a)	918	560
InterMune, Inc. (a)(d)	972	18,439
Introgen Therapeutics, Inc. (a)	1,068	993
Isis Pharmaceuticals, Inc. (a)	2,355	41,636
Keryx Biopharmaceuticals, Inc. (a)	1,362	722
La Jolla Pharmaceutical Co. (a)	1,856	3,285
Lexicon Pharmaceuticals, Inc. (a)	4,064	7,559
Ligand Pharmaceuticals, Inc. Class B (a)	3,573	12,077
MannKind Corp. (a)(d)	2,504	8,138
Marshall Edwards, Inc. (a)(d)	1,500	4,350
Martek Biosciences (a)	974	32,541
Maxygen, Inc. (a)	1,142	5,630
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Medarex, Inc. (a)	3,329	$ 24,568
Memory Pharmaceuticals Corp. (a)	2,152	710
Metabasis Therapeutics, Inc. (a)	1,034	1,551
Metabolix, Inc. (a)	684	7,887
Molecular Insight Pharmaceuticals, Inc. (a)	953	8,139
Momenta Pharmaceuticals, Inc. (a)	1,122	16,089
Monogram Biosciences, Inc. (a)	4,272	3,546
Myriad Genetics, Inc. (a)	1,282	87,432
Nabi Biopharmaceuticals (a)	2,711	15,615
Neopharm, Inc. (a)	737	295
Neose Technologies, Inc. (a)	891	312
Neurocrine Biosciences, Inc. (a)	944	4,880
Neurogen Corp. (a)	1,243	373
NeurogesX, Inc. (a)	715	2,109
Northfield Laboratories, Inc. (a)	929	455
Novacea, Inc. (a)	914	2,148
Novavax, Inc. (a)	2,073	5,721
NPS Pharmaceuticals, Inc. (a)	1,589	12,871
Nuvelo, Inc. (a)	1,529	757
Nymox Pharmaceutical Corp. (a)	776	4,431
Omrix Biopharmaceuticals, Inc. (a)	468	10,764
ONYX Pharmaceuticals, Inc. (a)	1,502	61,387
Orchid Cellmark, Inc. (a)	1,706	5,579
OREXIGEN Therapeutics, Inc. (a)	815	9,478
Orthologic Corp. (a)	1,756	1,475
Oscient Pharmaceuticals Corp. (a)	1,028	1,172
OSI Pharmaceuticals, Inc. (a)	1,609	81,255
Osiris Therapeutics, Inc. (a)(d)	883	13,563
OXiGENE, Inc. (a)	1,128	1,466
Panacos Pharmaceuticals, Inc. (a)	2,381	1,214
PDL BioPharma, Inc.	3,078	37,151
Peregrine Pharmaceuticals, Inc. (a)	4,610	1,475
Pharmacopeia Drug Discovery, Inc. (a)	1,118	2,348
Pharmasset, Inc. (a)	636	13,445
Poniard Pharmaceuticals, Inc. (a)	1,252	6,010
Progenics Pharmaceuticals, Inc. (a)	853	11,720
QLT, Inc. (a)	2,315	9,075
Regeneron Pharmaceuticals, Inc. (a)	2,007	43,592
Repligen Corp. (a)	943	5,064
Rigel Pharmaceuticals, Inc. (a)	1,054	24,938
RXi Pharmaceuticals Corp.	190	1,271
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Sangamo Biosciences, Inc. (a)(d)	1,202	$ 12,008
Savient Pharmaceuticals, Inc. (a)	1,544	35,095
SciClone Pharmaceuticals, Inc. (a)	1,280	1,907
Seattle Genetics, Inc. (a)	2,131	23,761
Senomyx, Inc. (a)	1,018	4,276
StemCells, Inc. (a)	2,193	2,675
Sunesis Pharmaceuticals, Inc. (a)	1,267	2,002
Targacept, Inc. (a)	707	6,469
Telik, Inc. (a)	1,616	1,083
Tercica, Inc. (a)	1,548	13,824
Theravance, Inc. (a)	1,369	18,659
TorreyPines Therapeutics, Inc. (a)	732	425
Trimeris, Inc.	594	2,412
Trubion Pharmaceuticals, Inc. (a)	457	1,732
United Therapeutics Corp. (a)	611	64,845
Vanda Pharmaceuticals, Inc. (a)	868	972
Vertex Pharmaceuticals, Inc. (a)	3,750	100,725
Vical, Inc. (a)	1,379	4,427
XOMA Ltd. (a)	4,945	10,236
Zymogenetics, Inc. (a)(d)	1,843	15,371
		7,075,297
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (a)	753	14,977
Abiomed, Inc. (a)	834	15,029
Accuray, Inc. (a)(d)	1,460	12,045
Align Technology, Inc. (a)	1,761	22,963
Alphatec Holdings, Inc. (a)	1,782	8,536
American Medical Systems Holdings, Inc. (a)	1,890	33,642
Analogic Corp.	340	23,018
Angiodynamics, Inc. (a)	378	6,211
Anika Therapeutics, Inc. (a)	825	7,037
ArthroCare Corp. (a)	752	19,281
Aspect Medical Systems, Inc. (a)(d)	797	4,168
Atrion Corp.	85	9,799
BioLase Technology, Inc. (a)	696	1,782
Candela Corp. (a)	438	1,340
Cardiac Science Corp. (a)	269	2,757
Cardica, Inc. (a)	589	4,794
Cardiodynamics International Corp. (a)	277	379
Cerus Corp. (a)	1,200	5,352
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
China Medical Technologies, Inc. sponsored ADR	584	$ 26,829
Clinical Data, Inc. (a)(d)	643	10,629
Conceptus, Inc. (a)	733	12,388
CONMED Corp. (a)	853	27,262
Cutera, Inc. (a)	281	3,139
Cyberonics, Inc. (a)	925	19,841
Cynosure, Inc. Class A (a)	215	5,328
Datascope Corp.	430	21,500
DENTSPLY International, Inc.	4,095	160,483
DexCom, Inc. (a)	636	4,376
Endologix, Inc. (a)	1,569	4,268
ev3, Inc. (a)	2,470	30,159
Exactech, Inc. (a)	304	7,864
Gen-Probe, Inc. (a)	1,401	83,710
Given Imaging Ltd. (a)	633	9,957
Hansen Medical, Inc. (a)	484	6,113
HealthTronics, Inc. (a)	763	3,220
Hologic, Inc. (a)	6,974	147,988
Home Diagnostics, Inc. (a)	449	4,638
I-Flow Corp. (a)	992	9,732
ICU Medical, Inc. (a)	440	13,363
IDEXX Laboratories, Inc. (a)	1,611	90,699
Immucor, Inc. (a)	2,049	65,998
Insulet Corp. (a)	663	9,507
Integra LifeSciences Holdings Corp. (a)	727	35,252
Intuitive Surgical, Inc. (a)	1,032	304,719
IRIS International, Inc. (a)	448	8,297
Kensey Nash Corp. (a)	390	14,044
Masimo Corp.	1,595	63,752
Medical Action Industries, Inc. (a)	460	6,058
Meridian Bioscience, Inc.	1,124	31,944
Merit Medical Systems, Inc. (a)	663	12,836
Micrus Endovascular Corp. (a)	376	4,738
Natus Medical, Inc. (a)	727	17,884
Neogen Corp. (a)	408	10,637
NeuroMetrix, Inc. (a)	392	443
NMT Medical, Inc. (a)	555	2,165
Northstar Neuroscience, Inc. (a)	562	961
NUCRYST Pharmaceuticals Corp. (a)	624	499
NuVasive, Inc. (a)	936	44,610
NxStage Medical, Inc. (a)	815	3,097
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
OccuLogix, Inc. (a)	1,048	$ 126
OraSure Technologies, Inc. (a)	1,192	5,948
Orthofix International NV (a)	564	13,671
Orthovita, Inc. (a)	2,094	6,387
Osteotech, Inc. (a)	578	3,023
Palomar Medical Technologies, Inc. (a)	526	7,611
Quidel Corp. (a)	756	14,780
Rochester Medical Corp. (a)	346	4,668
RTI Biologics, Inc. (a)	1,814	17,015
Shamir Optical Industry Ltd.	399	2,749
Sirona Dental Systems, Inc. (a)	1,500	41,235
Somanetics Corp. (a)	342	8,482
Sonic Innovations, Inc. (a)	438	1,310
SonoSite, Inc. (a)	490	16,562
Staar Surgical Co. (a)	696	3,807
Stereotaxis, Inc. (a)	1,132	7,777
SurModics, Inc. (a)	460	17,926
Syneron Medical Ltd. (a)	765	12,630
Synovis Life Technologies, Inc. (a)	315	6,917
The Spectranetics Corp. (a)	1,196	9,616
ThermoGenesis Corp. (a)	2,222	3,777
Thoratec Corp. (a)	1,570	41,825
TomoTherapy, Inc. (a)	1,244	7,700
Trinity Biotech PLC sponsored ADR (a)	339	1,153
Urologix, Inc. (a)	514	910
Utah Medical Products, Inc.	269	7,640
Vascular Solutions, Inc. (a)	797	6,655
Vital Signs, Inc.	410	30,279
Vnus Medical Technologies, Inc. (a)	675	14,965
Volcano Corp. (a)	1,362	25,020
Wright Medical Group, Inc. (a)	953	29,343
Xtent, Inc. (a)	587	1,221
Young Innovations, Inc.	340	6,967
Zoll Medical Corp. (a)	697	24,235
		1,937,967
Health Care Providers & Services - 1.6%
Air Methods Corp. (a)	388	11,202
Allied Healthcare International, Inc. (a)	2,203	5,001
Allion Healthcare, Inc. (a)	328	2,266
Amedisys, Inc. (a)	693	36,881
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
America Service Group, Inc. (a)	309	$ 3,350
American Dental Partners, Inc. (a)	269	3,363
AmSurg Corp. (a)	883	23,938
Animal Health International, Inc. (a)	605	4,513
athenahealth, Inc.	763	24,607
Bio-Reference Laboratories, Inc. (a)	371	10,510
BioScrip, Inc. (a)	1,062	4,269
BMP Sunstone Corp. (a)(d)	1,152	6,405
CardioNet, Inc.	583	17,782
Chindex International, Inc. (a)	413	4,836
Corvel Corp. (a)	312	9,082
Cross Country Healthcare, Inc. (a)	712	11,157
Dialysis Corp. of America (a)	369	2,904
Express Scripts, Inc. (a)	6,700	491,847
Genoptix, Inc.	327	11,445
Gentiva Health Services, Inc. (a)	1,062	29,555
Health Grades, Inc. (a)	1,012	3,370
HealthExtras, Inc. (a)	1,152	37,555
Healthways, Inc. (a)	1,005	19,145
Henry Schein, Inc. (a)	2,257	131,989
HMS Holdings Corp. (a)	527	13,064
Hythiam, Inc. (a)	1,327	2,866
InVentiv Health, Inc. (a)	981	21,651
LCA-Vision, Inc.	596	3,361
LHC Group, Inc. (a)	520	15,148
LifePoint Hospitals, Inc. (a)	1,441	48,619
Lincare Holdings, Inc. (a)	2,000	66,000
Magellan Health Services, Inc. (a)	975	42,471
Medcath Corp. (a)	494	10,507
MWI Veterinary Supply, Inc. (a)	470	18,513
NightHawk Radiology Holdings, Inc. (a)	805	6,867
NovaMed Eyecare, Inc. (a)	645	2,890
Odyssey Healthcare, Inc. (a)	978	9,526
Patterson Companies, Inc. (a)	3,300	107,382
PDI, Inc. (a)	418	3,114
Providence Service Corp. (a)	540	6,917
PSS World Medical, Inc. (a)	1,590	29,049
Psychiatric Solutions, Inc. (a)	1,485	56,059
ResCare, Inc. (a)	913	17,566
Rural/Metro Corp. (a)	731	1,425
Sun Healthcare Group, Inc. (a)	1,251	21,505
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
TLC Vision Corp. (a)	1,934	$ 1,953
U.S. Physical Therapy, Inc. (a)	456	9,033
VCA Antech, Inc. (a)	2,218	68,181
Virtual Radiologic Corp.	276	3,552
		1,494,191
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	1,552	22,256
AMICAS, Inc. (a)	1,756	5,145
Cerner Corp. (a)	2,184	100,573
Computer Programs & Systems, Inc.	410	11,123
Eclipsys Corp. (a)	1,391	31,033
Emageon, Inc. (a)	507	1,222
HLTH Corp. (a)	4,668	58,117
MedAssets, Inc.	1,580	28,092
Merge Healthcare, Inc.	1,088	1,371
Omnicell, Inc. (a)	955	14,659
Phase Forward, Inc. (a)	1,445	27,917
SXC Health Solutions Corp. (a)	1,002	15,295
Transcend Services, Inc. (a)	329	4,188
Vital Images, Inc. (a)	346	5,432
		326,423
Life Sciences Tools & Services - 1.1%
Accelrys, Inc. (a)	824	4,227
Affymetrix, Inc. (a)	2,258	19,374
Albany Molecular Research, Inc. (a)	924	16,105
AMAG Pharmaceuticals, Inc. (a)	403	15,592
Arrowhead Research Corp. (a)	1,381	2,417
Bruker BioSciences Corp. (a)	4,723	72,923
Caliper Life Sciences, Inc. (a)	1,191	3,561
Dionex Corp. (a)	511	33,312
eResearchTechnology, Inc. (a)	1,403	18,926
Exelixis, Inc. (a)	2,652	15,090
Harvard Bioscience, Inc. (a)	337	1,543
ICON PLC sponsored ADR	1,536	62,561
Illumina, Inc. (a)	1,613	138,928
Invitrogen Corp. (a)	2,484	105,471
Kendle International, Inc. (a)	441	21,807
Luminex Corp. (a)	991	25,261
Medivation, Inc. (a)	618	15,320
Medtox Scientific, Inc. (a)	235	4,108
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Nektar Therapeutics (a)	2,494	$ 9,901
PAREXEL International Corp. (a)	1,439	45,717
Pharmaceutical Product Development, Inc.	3,014	122,971
PharmaNet Development Group, Inc. (a)	400	10,440
QIAGEN NV (a)	5,192	109,967
Sequenom, Inc. (a)	1,120	25,458
Techne Corp. (a)	1,020	78,713
Varian, Inc. (a)	746	37,084
		1,016,777
Pharmaceuticals - 1.8%
Acusphere, Inc. (a)	1,449	625
Adolor Corp. (a)	1,131	3,687
Akorn, Inc. (a)	2,171	10,529
Alexza Pharmaceuticals, Inc. (a)	836	4,439
Anesiva, Inc. (a)	825	1,807
Angiotech Pharmaceuticals, Inc. (a)	2,293	4,275
APP Pharmaceuticals, Inc. (a)	4,243	100,432
Atherogenics, Inc. (a)	1,138	740
Auxilium Pharmaceuticals, Inc. (a)	1,055	41,472
AVANIR Pharmaceuticals Class A (a)	1,078	950
Biodel, Inc. (a)(d)	494	8,828
BioForm Medical, Inc.	1,618	6,440
BioMimetic Therapeutics, Inc. (a)	275	3,168
Cadence Pharmaceuticals, Inc. (a)	686	6,798
Cardiome Pharma Corp. (a)	1,583	13,967
Columbia Laboratories, Inc. (a)	1,048	3,825
Cypress Bioscience, Inc. (a)	1,033	7,086
DepoMed, Inc. (a)	2,061	9,007
Discovery Laboratories, Inc. (a)	2,482	4,964
Durect Corp. (a)	2,636	13,971
Emisphere Technologies, Inc. (a)	968	3,533
Endo Pharmaceuticals Holdings, Inc. (a)	3,379	76,771
Eurand NV (a)	1,122	18,592
Flamel Technologies SA sponsored ADR (a)(d)	686	5,680
Hi-Tech Pharmacal Co., Inc. (a)	279	2,614
Hollis-Eden Pharmaceuticals, Inc. (a)	533	895
Inspire Pharmaceuticals, Inc. (a)	1,698	7,641
Ista Pharmaceuticals, Inc. (a)	1,303	2,345
Jazz Pharmaceuticals, Inc. (a)	638	4,523
Labopharm, Inc. (a)	1,282	1,581
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Map Pharmaceuticals, Inc.	477	$ 4,722
Matrixx Initiatives, Inc. (a)	302	5,351
MDRNA, Inc. (a)	669	508
Medicines Co. (a)	1,311	31,936
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,544	5,292
NitroMed, Inc. (a)	824	659
Noven Pharmaceuticals, Inc. (a)	774	9,559
Novogen Ltd. sponsored ADR (a)	220	1,604
Obagi Medical Products, Inc. (a)	793	7,652
Pain Therapeutics, Inc. (a)	1,470	13,745
Penwest Pharmaceuticals Co. (a)	558	2,059
Perrigo Co.	2,528	88,455
Pozen, Inc. (a)	812	9,354
Questcor Pharmaceuticals, Inc. (a)	1,700	9,282
Replidyne, Inc. (a)	1,148	1,424
Salix Pharmaceuticals Ltd. (a)	1,355	9,214
Santarus, Inc. (a)	1,646	3,852
Sciele Pharma, Inc.	898	17,304
Sepracor, Inc. (a)	2,760	50,784
Shire PLC sponsored ADR	1,420	75,374
Somaxon Pharmaceuticals, Inc. (a)	507	2,352
Spectrum Pharmaceuticals, Inc. (a)	1,616	2,763
Sucampo Pharmaceuticals, Inc. Class A	509	4,836
SuperGen, Inc. (a)	1,280	2,138
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,377	775,287
ViroPharma, Inc. (a)	1,879	27,527
Vivus, Inc. (a)	2,146	18,134
Warner Chilcott Ltd. (a)	6,650	106,400
XenoPort, Inc. (a)	734	35,841
Zila, Inc. (a)	2,410	795
		1,695,388
TOTAL HEALTH CARE		13,546,043
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	441	14,756
American Science & Engineering, Inc.	278	18,570
Applied Energetics, Inc. (a)(d)	2,790	4,018
Applied Signal Technology, Inc.	445	7,365
Argon ST, Inc. (a)	524	13,084
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Ascent Solar Technologies, Inc. (a)	458	$ 4,195
Astronics Corp. (a)	163	3,959
Axsys Technologies, Inc. (a)	352	23,911
BE Aerospace, Inc. (a)	2,516	60,258
Ceradyne, Inc. (a)	704	31,722
Elbit Systems Ltd.	1,090	60,223
Herley Industries, Inc. (a)	518	9,946
Innovative Solutions & Support, Inc. (a)	575	3,444
Kratos Defense & Security Solutions, Inc. (a)	2,164	4,393
Ladish Co., Inc. (a)	413	11,011
LMI Aerospace, Inc. (a)	317	7,478
Sypris Solutions, Inc.	654	1,472
Taser International, Inc. (a)(d)	1,816	11,804
		291,609
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	1,446	1,432
Atlas Air Worldwide Holdings, Inc. (a)	558	32,219
C.H. Robinson Worldwide, Inc.	4,468	232,827
Dynamex, Inc. (a)	372	10,967
Expeditors International of Washington, Inc.	5,525	199,397
Forward Air Corp.	800	28,232
Hub Group, Inc. Class A (a)	1,132	45,212
Pacer International, Inc.	1,043	21,986
Park-Ohio Holdings Corp. (a)	485	9,462
UTI Worldwide, Inc.	2,692	54,109
		635,843
Airlines - 0.2%
Allegiant Travel Co. (a)	474	14,699
Hawaiian Holdings, Inc. (a)	1,364	12,317
JetBlue Airways Corp. (a)(d)	5,705	34,629
Mesa Air Group, Inc. (a)	1,094	492
Pinnacle Airlines Corp. (a)	858	4,084
Republic Airways Holdings, Inc. (a)	1,143	9,876
Ryanair Holdings PLC sponsored ADR (a)	3,183	72,445
SkyWest, Inc.	1,639	28,011
UAL Corp. (d)	3,005	33,386
		209,939
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.1%
Aaon, Inc.	785	$ 16,768
American Woodmark Corp.	429	10,193
Apogee Enterprises, Inc.	821	16,420
Builders FirstSource, Inc. (a)	755	3,828
China Architectural Engineering, Inc. (d)	1,273	10,566
Gibraltar Industries, Inc.	764	16,434
Insteel Industries, Inc.	619	10,585
PGT, Inc. (a)	449	2,290
Universal Forest Products, Inc.	490	16,097
		103,181
Commercial Services & Supplies - 1.3%
51job, Inc. sponsored ADR (a)	543	6,000
Advisory Board Co. (a)	501	15,486
American Ecology Corp.	554	17,983
Barrett Business Services, Inc.	275	3,988
Casella Waste Systems, Inc. Class A (a)	784	10,435
CECO Environmental Corp. (a)	339	1,614
Cintas Corp.	3,969	122,245
Clean Harbors, Inc. (a)	623	50,550
Comsys IT Partners, Inc. (a)	409	4,843
Copart, Inc. (a)	2,315	101,883
Corporate Executive Board Co.	1,012	36,837
CoStar Group, Inc. (a)	510	26,933
Courier Corp.	282	6,035
CRA International, Inc. (a)	320	12,765
Diamond Management & Technology Consultants, Inc.	1,201	7,182
Exponent, Inc. (a)	553	17,010
First Advantage Corp. Class A (a)	339	5,671
Fuel Tech, Inc. (a)(d)	657	12,049
G&K Services, Inc. Class A	477	16,452
GeoEye, Inc. (a)	451	11,162
Healthcare Services Group, Inc.	970	18,896
Heidrick & Struggles International, Inc.	515	15,635
Herman Miller, Inc.	1,452	40,859
Hudson Highland Group, Inc. (a)	655	6,033
Huron Consulting Group, Inc. (a)	480	30,950
ICF International, Inc. (a)	356	6,575
ICT Group, Inc. (a)	556	4,504
InnerWorkings, Inc. (a)(d)	1,372	16,272
Interface, Inc. Class A	1,463	19,268
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Intersections, Inc. (a)	449	$ 4,818
Kelly Services, Inc. Class A (non-vtg.)	1,061	20,520
Kforce, Inc. (a)	1,147	12,250
Kimball International, Inc. Class B	954	10,046
LECG Corp. (a)	1,146	9,340
McGrath RentCorp.	843	24,026
Mobile Mini, Inc. (a)	806	17,232
Monster Worldwide, Inc. (a)	3,077	60,125
Multi-Color Corp.	251	5,858
Odyssey Marine Exploration, Inc. (a)	1,142	5,699
On Assignment, Inc. (a)	495	4,678
PeopleSupport, Inc. (a)	715	8,687
PRG-Schultz International, Inc. (a)	1,166	13,747
Protection One, Inc. (a)(d)	594	4,217
Resources Connection, Inc.	1,137	27,493
School Specialty, Inc. (a)	500	15,250
Standard Parking Corp. (a)	630	13,753
Stericycle, Inc. (a)	2,248	133,306
Sykes Enterprises, Inc. (a)	962	19,375
Team, Inc. (a)	668	25,457
Tetra Tech, Inc. (a)	1,656	47,328
Thomas Group	735	2,352
United Stationers, Inc. (a)	653	32,376
Waste Services, Inc. (a)	1,242	10,358
WCA Waste Corp. (a)	600	3,000
		1,177,406
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	3,893	193,443
Great Lakes Dredge & Dock Corp.	1,157	8,666
Insituform Technologies, Inc. Class A (a)	747	13,715
Integrated Electrical Services, Inc. (a)	484	10,362
Layne Christensen Co. (a)	592	32,489
Northwest Pipe Co. (a)	322	18,653
Orion Marine Group, Inc. (a)	377	4,897
Sterling Construction Co., Inc. (a)	424	7,823
		290,048
Electrical Equipment - 1.4%
A-Power Energy Generation Systems, Ltd. (a)	928	19,618
Active Power, Inc. (a)	3,115	2,367
Advanced Battery Technologies, Inc. (a)	992	3,789
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
American Superconductor Corp. (a)	1,084	$ 26,634
Canadian Solar, Inc. (a)	900	29,178
Capstone Turbine Corp. (a)(d)	4,590	12,485
China BAK Battery, Inc. (a)(d)	1,210	4,913
China Sunergy Co. Ltd. ADR (a)	447	5,091
Coleman Cable, Inc. (a)	411	4,829
Deswell Industries, Inc.	568	2,641
Encore Wire Corp.	684	13,044
Energy Conversion Devices, Inc. (a)	1,151	86,521
Evergreen Solar, Inc. (a)	3,458	32,609
First Solar, Inc. (a)	2,125	587,881
Franklin Electric Co., Inc.	623	26,976
FuelCell Energy, Inc. (a)(d)	1,893	13,137
Fushi Copperweld, Inc. (a)	786	8,866
GT Solar International, Inc.	3,550	44,730
Harbin Electric, Inc. (a)	699	10,967
Hoku Scientific, Inc. (a)	259	1,559
Hydrogenics Corp. (a)	4,350	5,568
II-VI, Inc. (a)	805	35,348
JA Solar Holdings Co. Ltd. ADR (a)	3,222	57,448
LSI Industries, Inc.	476	4,108
Medis Technologies Ltd. (a)(d)	854	2,673
Microvision, Inc. (a)(d)	1,579	4,105
Ocean Power Technologies, Inc. (a)	390	3,280
Orion Energy Systems, Inc. (d)	546	3,276
Plug Power, Inc. (a)	3,399	9,211
Powell Industries, Inc. (a)	416	18,379
Power-One, Inc. (a)	2,473	5,564
Preformed Line Products Co.	127	6,952
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	807	12,759
Sunpower Corp. Class A (a)	1,042	101,647
Ultralife Corp. (a)	597	6,907
Valence Technology, Inc. (a)(d)	3,300	11,847
Vicor Corp.	1,051	10,584
Woodward Governor Co.	1,803	83,533
		1,321,024
Industrial Conglomerates - 0.1%
Otter Tail Corp.	815	32,364
Raven Industries, Inc.	539	24,379
		56,743
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.3%
3D Systems Corp. (a)	676	$ 8,261
Altra Holdings, Inc. (a)	791	14,230
American Railcar Industries, Inc.	500	8,105
Astec Industries, Inc. (a)	609	20,950
Basin Water, Inc. (a)(d)	680	1,190
Bucyrus International, Inc. Class A	2,026	141,516
Chart Industries, Inc. (a)	856	39,530
China Fire & Security Group, Inc. (a)	670	7,357
Columbus McKinnon Corp. (NY Shares) (a)	407	11,107
Commercial Vehicle Group, Inc. (a)	446	4,567
Dynamic Materials Corp.	296	9,108
Energy Recovery, Inc.	1,200	10,812
Flanders Corp. (a)	856	6,001
Flow International Corp. (a)	1,566	10,633
Force Protection, Inc. (a)	1,842	7,331
FreightCar America, Inc.	317	11,719
Gehl Co. (a)	256	3,858
Gencor Industries, Inc. (a)	239	2,280
Hardinge, Inc.	260	4,196
Hurco Companies, Inc. (a)	142	4,605
Joy Global, Inc.	2,851	202,535
K-Tron International, Inc. (a)	59	8,779
L.B. Foster Co. Class A (a)	393	15,154
Lincoln Electric Holdings, Inc.	1,023	82,628
Middleby Corp. (a)	501	26,733
NN, Inc.	706	11,593
Nordson Corp.	848	45,478
Omega Flex, Inc.	248	5,344
PACCAR, Inc.	9,771	420,739
Portec Rail Products, Inc.	575	6,302
RBC Bearings, Inc. (a)	668	26,680
Sun Hydraulics Corp.	464	15,354
Tecumseh Products Co.:
Class A (non-vtg.) (a)	546	14,409
Class B (a)	194	4,910
Titan Machinery, Inc.	559	14,545
TurboChef Technologies, Inc. (a)	942	5,746
Twin Disc, Inc.	225	4,133
		1,238,418
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.3%
Alexander & Baldwin, Inc.	1,025	$ 45,848
American Commercial Lines, Inc. (a)	1,259	15,498
Aries Maritime Transport Ltd.	666	2,637
DryShips, Inc.	1,087	79,829
Eagle Bulk Shipping, Inc.	1,205	31,896
Euroseas Ltd.	913	12,234
FreeSeas, Inc.	967	5,908
OceanFreight, Inc.	403	7,685
Paragon Shipping, Inc.	733	11,112
Star Bulk Carriers Corp.	1,093	11,444
TBS International Ltd. Class A (a)	430	12,431
Ultrapetrol (Bahamas) Ltd. (a)	779	8,476
		244,998
Road & Rail - 0.5%
AMERCO (a)	539	22,466
Arkansas Best Corp.	683	23,645
Celadon Group, Inc. (a)	469	6,036
Covenant Transport Group, Inc. Class A (a)	567	2,489
Frozen Food Express Industries, Inc.	1,146	6,933
Heartland Express, Inc.	2,564	42,357
J.B. Hunt Transport Services, Inc.	3,067	111,792
Landstar System, Inc.	1,390	68,138
Marten Transport Ltd. (a)	535	10,668
Old Dominion Freight Lines, Inc. (a)	1,075	35,765
P.A.M. Transportation Services, Inc. (a)	434	6,393
Patriot Transportation Holding, Inc. (a)	103	8,144
Quality Distribution, Inc. (a)	458	2,061
Saia, Inc. (a)	267	5,148
Universal Truckload Services, Inc. (a)	606	14,926
USA Truck, Inc. (a)	288	5,299
Vitran Corp., Inc. (a)	635	10,846
Werner Enterprises, Inc.	1,768	40,328
YRC Worldwide, Inc. (a)(d)	1,500	27,150
		450,584
Trading Companies & Distributors - 0.3%
Aceto Corp.	657	5,611
Beacon Roofing Supply, Inc. (a)	1,021	16,622
DXP Enterprises, Inc. (a)	294	17,361
Fastenal Co.	3,933	204,241
H&E Equipment Services, Inc. (a)	863	12,177
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Houston Wire & Cable Co.	527	$ 8,885
Kaman Corp.	560	16,884
Lawson Products, Inc.	400	12,048
Mitsui & Co. Ltd. sponsored ADR	10	3,401
Rush Enterprises, Inc.:
Class A (a)	99	1,306
Class B (a)	400	5,196
		303,732
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte Sab de CV ADR	525	7,922
Quixote Corp.	330	2,607
		10,529
TOTAL INDUSTRIALS		6,334,054
INFORMATION TECHNOLOGY - 50.9%
Communications Equipment - 10.4%
3Com Corp. (a)	10,136	21,488
Acme Packet, Inc. (a)	1,478	9,444
ADC Telecommunications, Inc. (a)	2,946	30,197
Adtran, Inc.	1,826	41,633
Airspan Networks, Inc. (a)	1,028	483
Airvana, Inc. (a)	1,499	7,630
Alvarion Ltd. (a)	1,196	7,750
Anaren, Inc. (a)	793	8,422
Arris Group, Inc. (a)	3,100	29,326
Aruba Networks, Inc. (a)	1,952	12,278
AudioCodes Ltd. (a)	1,316	5,461
Avanex Corp. (a)	419	2,619
Avocent Corp. (a)	1,251	29,361
Aware, Inc. (a)	797	2,519
Bel Fuse, Inc. Class B (non-vtg.)	249	6,932
BigBand Networks, Inc. (a)	1,430	5,019
Black Box Corp.	520	18,637
Blue Coat Systems, Inc. (a)	1,082	20,125
Bookham, Inc. (a)	2,768	4,678
Brocade Communications Systems, Inc. (a)	9,399	69,741
Ceragon Networks Ltd. (a)	892	7,903
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	799	1,246
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ciena Corp. (a)	2,460	$ 42,755
Cisco Systems, Inc. (a)	156,950	3,774,648
Cogo Group, Inc. (a)	1,038	5,719
Comtech Telecommunications Corp. (a)	584	26,700
DG FastChannel, Inc. (a)	436	10,259
Digi International, Inc. (a)	1,098	12,967
Ditech Networks, Inc. (a)	1,103	1,710
EchoStar Holding Corp. Class A (a)	1,226	38,423
EDCI Holdings, Inc. (a)	215	894
EMS Technologies, Inc. (a)	631	14,822
Endwave Corp. (a)	588	3,528
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	2,000	8,418
Extreme Networks, Inc. (a)	3,606	12,621
F5 Networks, Inc. (a)	2,177	74,257
Finisar Corp. (a)	7,615	11,042
Foundry Networks, Inc. (a)	3,602	66,241
Globecomm Systems, Inc. (a)	489	4,988
Harmonic, Inc. (a)	2,969	26,127
Harris Stratex Networks, Inc. Class A (a)	779	7,291
Hughes Communications, Inc. (a)	530	23,400
Infinera Corp. (a)	2,603	28,685
InterDigital, Inc. (a)	1,371	36,386
Ituran Location & Control Ltd.	998	11,866
Ixia (a)	2,443	21,230
JDS Uniphase Corp. (a)	5,700	57,912
Juniper Networks, Inc. (a)	14,029	360,545
KVH Industries, Inc. (a)	349	3,155
Loral Space & Communications Ltd. (a)	500	9,185
MRV Communications, Inc. (a)	3,885	5,284
NETGEAR, Inc. (a)	843	14,205
Network Engines, Inc. (a)	1,227	1,178
Neutral Tandem, Inc.	773	15,847
Nextwave Wireless, Inc. (a)	2,084	2,021
Nice Systems Ltd. sponsored ADR (a)	1,062	32,529
NMS Communications Corp. (a)	1,356	773
Occam Networks, Inc. (a)	924	4,093
Oplink Communications, Inc. (a)	767	10,078
Opnext, Inc. (a)	1,589	10,074
Optium Corp. (a)	615	5,529
ORBCOMM, Inc. (a)	1,003	5,777
Orckit Communications Ltd. (a)	508	3,322
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Parkervision, Inc. (a)(d)	732	$ 7,906
PC-Tel, Inc.	757	7,653
Pegasus Wireless Corp. warrants 8/11/08 (a)	222	0
Polycom, Inc. (a)	2,147	60,202
Powerwave Technologies, Inc. (a)	3,516	17,756
Qiao Xing Universal Telephone, Inc. (a)(d)	567	2,387
QUALCOMM, Inc.	43,050	2,266,583
RADWARE Ltd. (a)	628	6,123
Research In Motion Ltd. (a)	15,000	1,824,000
Riverbed Technology, Inc. (a)	2,277	38,732
SCM Microsystems, Inc. (a)	1,041	2,623
SeaChange International, Inc. (a)	894	7,671
ShoreTel, Inc. (a)	1,816	10,678
Sierra Wireless, Inc. (a)	673	8,606
Silicom Ltd. (a)	230	1,493
Sonus Networks, Inc. (a)	7,086	23,951
Starent Networks Corp. (a)	2,033	27,994
Sycamore Networks, Inc. (a)	7,856	27,496
Symmetricom, Inc. (a)	1,643	8,084
Tekelec (a)	1,770	29,046
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,179	70,564
Tellabs, Inc. (a)	11,163	58,159
Telular Corp. (a)	606	1,685
Tollgrade Communications, Inc. (a)	468	3,145
UTStarcom, Inc. (a)(d)	2,802	9,135
ViaSat, Inc. (a)	787	20,643
Westell Technologies, Inc. Class A (a)	1,509	1,361
Zhone Technologies, Inc. (a)	1,238	386
		9,693,438
Computers & Peripherals - 6.6%
ActivIdentity Corp. (a)	1,469	3,937
Adaptec, Inc. (a)	3,700	14,023
Apple, Inc. (a)	23,425	3,971,240
Avid Technology, Inc. (a)	1,053	24,472
Concurrent Computer Corp. (a)	232	1,645
Cray, Inc. (a)	846	4,746
Data Domain, Inc. (a)(d)	1,549	35,472
Dell, Inc. (a)	53,800	1,169,074
Dot Hill Systems Corp. (a)	2,301	5,016
Electronics for Imaging, Inc. (a)	1,746	28,966
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hutchinson Technology, Inc. (a)	717	$ 10,389
iGO, Inc. (a)	913	1,032
Immersion Corp. (a)	886	5,892
InFocus Corp. (a)	1,736	2,535
Intevac, Inc. (a)	476	4,846
Isilon Systems, Inc. (a)(d)	1,714	8,673
LaserCard Corp. (a)	290	1,653
Logitech International SA (a)	4,780	127,578
NetApp, Inc. (a)	9,304	237,066
Novatel Wireless, Inc. (a)	954	5,943
Palm, Inc. (d)	3,082	26,228
Presstek, Inc. (a)	561	3,013
QLogic Corp. (a)	3,788	70,760
Rackable Systems, Inc. (a)	695	7,200
Rimage Corp. (a)	566	9,022
SanDisk Corp. (a)	5,850	84,591
Silicon Graphics, Inc. (a)	495	3,376
STEC, Inc. (a)	1,733	17,555
Stratasys, Inc. (a)	736	12,262
Sun Microsystems, Inc. (a)	20,799	187,191
Super Micro Computer, Inc. (a)	834	8,315
Synaptics, Inc. (a)	600	31,404
Transact Technologies, Inc. (a)	398	4,876
Xyratex Ltd. (a)	793	11,411
		6,141,402
Electronic Equipment & Instruments - 1.5%
Acacia Research Corp. - Acacia Technologies (a)	686	2,737
Agilysys, Inc.	700	9,107
Brightpoint, Inc. (a)	2,101	18,090
CalAmp Corp. (a)	725	1,450
Cherokee International Corp. (a)	484	1,404
Cogent, Inc. (a)	2,812	30,932
Cognex Corp.	1,202	24,316
Coherent, Inc. (a)	650	23,316
Comverge, Inc. (a)(d)	513	3,376
CPI International, Inc. (a)	598	8,551
Daktronics, Inc.	1,190	20,861
DTS, Inc. (a)	577	18,562
Echelon Corp. (a)	814	10,590
Electro Rent Corp.	720	9,806
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Electro Scientific Industries, Inc. (a)	893	$ 12,761
Entorian Technologies, Inc. (a)	1,337	976
Excel Technology, Inc. (a)	420	13,415
FARO Technologies, Inc. (a)	460	10,865
Flextronics International Ltd. (a)	22,320	199,094
FLIR Systems, Inc. (a)	3,645	130,127
GSI Group, Inc. (a)	1,361	6,805
I. D. Systems Inc. (a)	409	3,677
Insight Enterprises, Inc. (a)	1,444	24,028
IPG Photonics Corp. (a)	1,052	21,429
Itron, Inc. (a)	824	85,350
Littelfuse, Inc. (a)	545	19,337
LoJack Corp. (a)	705	5,111
Magal Security Systems Ltd. (a)	1,022	8,340
Maxwell Technologies, Inc. (a)	578	7,144
Measurement Specialties, Inc. (a)	357	6,383
Mellanox Technologies Ltd. (a)	733	8,884
Mercury Computer Systems, Inc. (a)	646	5,976
Merix Corp. (a)	583	1,084
Molex, Inc.	2,484	59,914
Molex, Inc. Class A (non-vtg.)	2,069	47,711
MTS Systems Corp.	527	21,860
Multi-Fineline Electronix, Inc. (a)	753	12,846
National Instruments Corp.	2,059	66,465
NetList, Inc. (a)	641	1,205
Newport Corp. (a)	835	7,824
NU Horizons Electronics Corp. (a)	1,092	5,253
Optimal Group, Inc. Class A (a)	954	2,509
Orbotech Ltd. (a)	943	10,184
OSI Systems, Inc. (a)	474	11,002
PC Connection, Inc. (a)	464	3,522
PC Mall, Inc. (a)	379	3,627
Photon Dynamics, Inc. (a)	700	10,654
Planar Systems, Inc. (a)	429	1,188
Plexus Corp. (a)	1,162	32,571
RadiSys Corp. (a)	637	7,052
Richardson Electronics Ltd.	805	5,402
Rofin-Sinar Technologies, Inc. (a)	757	30,598
Sanmina-SCI Corp. (a)	14,300	33,605
ScanSource, Inc. (a)	814	24,493
SMART Modular Technologies (WWH), Inc. (a)	1,420	4,445
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Spectrum Control, Inc. (a)	259	$ 2,139
Tech Data Corp. (a)	1,353	46,191
Trimble Navigation Ltd. (a)	3,273	110,791
TTM Technologies, Inc. (a)	1,185	14,196
Universal Display Corp. (a)	1,000	14,180
X-Rite, Inc. (a)	797	3,204
Zygo Corp. (a)	675	7,074
		1,355,589
Internet Software & Services - 6.7%
Akamai Technologies, Inc. (a)	4,516	103,416
Ariba, Inc. (a)	2,300	33,879
Art Technology Group, Inc. (a)	3,378	13,850
AsiaInfo Holdings, Inc. (a)	1,141	15,016
Autobytel, Inc. (a)	1,180	1,381
Baidu.com, Inc. sponsored ADR (a)	690	216,467
Bankrate, Inc. (a)	454	14,646
Bidz.com, Inc. (a)(d)	657	5,729
China Finance Online Co. Ltd. ADR (a)	413	7,744
Chordiant Software, Inc. (a)	963	5,730
CMGI, Inc. (a)	1,549	18,263
comScore, Inc. (a)	733	14,953
Constant Contact, Inc.	750	12,825
CryptoLogic Ltd.	316	2,588
DealerTrack Holdings, Inc. (a)	993	18,301
Digital River, Inc. (a)	1,022	44,713
DivX, Inc. (a)	845	7,757
EarthLink, Inc. (a)	3,000	27,960
eBay, Inc. (a)	35,000	872,550
Equinix, Inc. (a)	1,028	82,754
GigaMedia Ltd. (a)	1,432	16,697
Gmarket, Inc. sponsored ADR (a)	588	14,518
Google, Inc. Class A (sub. vtg.) (a)	6,335	2,934,942
Greenfield Online, Inc. (a)	744	12,908
GSI Commerce, Inc. (a)	1,241	19,955
HSW International, Inc. (a)	1,181	3,484
Hurray! Holding Co. Ltd. ADR (a)	1,130	3,288
IAC/InterActiveCorp (a)	3,310	54,946
InfoSpace, Inc.	946	11,068
Internap Network Services Corp. (a)(d)	1,191	3,680
Internet Brands, Inc. Class A	963	6,731
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Internet Capital Group, Inc. (a)	973	$ 8,222
Internet Gold Golden Lines Ltd. (a)	876	6,018
Internet Initiative Japan, Inc. sponsored ADR	468	2,991
Interwoven, Inc. (a)	994	14,632
iPass, Inc. (a)	1,626	3,691
j2 Global Communications, Inc. (a)	1,362	33,601
Jupitermedia Corp. (a)	1,140	1,334
Keynote Systems, Inc. (a)	458	6,421
Limelight Networks, Inc. (a)(d)	2,045	7,669
Liquidity Services, Inc. (a)	814	8,921
LivePerson, Inc. (a)	1,539	5,002
LoopNet, Inc. (a)	883	9,413
Marchex, Inc. Class B	1,215	13,693
Mercadolibre, Inc.	1,164	35,933
MIVA, Inc. (a)	1,753	1,806
Move, Inc. (a)	4,152	11,210
Napster, Inc. (a)	2,112	2,830
NaviSite, Inc. (a)	235	764
NetEase.com, Inc. sponsored ADR (a)(d)	1,759	45,927
NIC, Inc.	1,649	11,411
Omniture, Inc. (a)	1,842	32,824
Open Text Corp. (a)(d)	1,359	48,309
Openwave Systems, Inc. (a)	2,392	3,444
Perficient, Inc. (a)	1,012	8,035
RADVision Ltd. (a)	459	3,172
RealNetworks, Inc. (a)	3,719	24,657
S1 Corp. (a)	1,799	13,726
Saba Software, Inc. (a)	1,088	3,939
SAVVIS, Inc. (a)	1,188	18,865
Selectica, Inc. (a)	2,124	2,400
Sify Technologies Ltd. sponsored ADR (a)	975	2,867
Sina Corp. (a)	1,490	63,534
SkillSoft PLC sponsored ADR (a)	2,941	32,027
Sohu.com, Inc. (a)	1,003	75,526
SonicWALL, Inc. (a)	1,752	11,458
Supportsoft, Inc. (a)	1,842	6,429
Switch & Data Facilities Co., Inc. (a)	874	12,656
TechTarget, Inc. (a)	996	7,171
Terremark Worldwide, Inc. (a)	1,419	10,259
The Knot, Inc. (a)	887	8,081
TheStreet.com, Inc.	727	5,162
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Travelzoo, Inc. (a)	509	$ 3,985
Tumbleweed Communications Corp. (a)	1,416	3,611
United Online, Inc.	1,692	17,817
ValueClick, Inc. (a)	2,530	32,612
VeriSign, Inc. (a)	5,200	166,244
Vignette Corp. (a)	825	11,245
VistaPrint Ltd. (a)(d)	1,326	44,076
Vocus, Inc. (a)	433	15,436
WebMD Health Corp. Class A (a)	235	7,440
Websense, Inc. (a)	1,095	24,791
Website Pros, Inc. (a)	883	5,333
Workstream, Inc. (a)	1,944	389
Yahoo!, Inc. (a)	36,722	711,672
Zix Corp. (a)(d)	2,773	7,709
		6,281,129
IT Services - 1.4%
Acxiom Corp.	1,813	26,198
Cass Information Systems, Inc.	398	14,495
Cognizant Technology Solutions Corp. Class A (a)	7,783	228,198
CSG Systems International, Inc. (a)	1,213	22,926
CyberSource Corp. (a)	2,126	36,525
Digital Angel Corp. (a)	1,407	719
Edgewater Technology, Inc. (a)	578	2,861
eTelecare Global Solutions, Inc. sponsored ADR (a)	190	998
Euronet Worldwide, Inc. (a)	1,072	20,143
ExlService Holdings, Inc. (a)	836	9,112
Fiserv, Inc. (a)	4,289	222,428
Forrester Research, Inc. (a)	650	22,484
Gevity HR, Inc.	598	4,934
Hackett Group, Inc. (a)	1,131	7,238
iGate Corp. (a)	1,383	15,559
infoGROUP, Inc.	1,810	11,946
Information Services Group, Inc. (a)	843	4,156
Infosys Technologies Ltd. sponsored ADR	2,886	119,134
Integral Systems, Inc.	226	10,168
Lionbridge Technologies, Inc. (a)	1,440	4,594
ManTech International Corp. Class A (a)	602	35,452
Ness Technologies, Inc. (a)	804	10,018
Online Resources Corp. (a)	647	5,635
Paychex, Inc.	9,544	325,260
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
PFSweb, Inc. (a)	97	$ 307
Rainmaker Systems, Inc. (a)	1,605	4,815
RightNow Technologies, Inc. (a)	966	14,480
Sapient Corp. (a)	4,108	38,081
SI International, Inc. (a)	205	6,402
SM&A (a)	746	2,469
Syntel, Inc.	1,093	36,146
Teletech Holdings, Inc. (a)	1,819	28,049
Telvent GIT SA	756	17,479
Virtusa Corp.	1,200	8,772
Yucheng Technologies Ltd. (a)	331	4,141
		1,322,322
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	1,648	51,451
Semiconductors & Semiconductor Equipment - 8.3%
Actel Corp. (a)	673	9,274
Advanced Analogic Technologies, Inc. (a)	1,126	5,146
Advanced Energy Industries, Inc. (a)	1,003	16,178
Altera Corp.	8,043	182,094
Amkor Technology, Inc. (a)	5,139	38,594
ANADIGICS, Inc. (a)(d)	2,014	6,787
Applied Materials, Inc.	35,776	641,106
Applied Micro Circuits Corp. (a)	2,140	17,034
ARM Holdings PLC sponsored ADR	1,381	8,452
ASM International NV (NASDAQ)	225	5,594
ASML Holding NV (NY Shares)	2,978	70,430
Asyst Technologies, Inc. (a)	1,220	5,026
Atheros Communications, Inc. (a)	1,602	52,241
Atmel Corp. (a)	12,000	50,280
ATMI, Inc. (a)	883	21,536
AuthenTec, Inc. (a)	697	5,663
Axcelis Technologies, Inc. (a)	3,072	14,531
AXT, Inc. (a)	1,783	6,437
Broadcom Corp. Class A (a)	11,952	287,565
Brooks Automation, Inc. (a)	2,031	19,518
Cabot Microelectronics Corp. (a)	663	25,605
California Micro Devices Corp. (a)	983	3,185
Camtek Ltd. (a)	993	904
Cavium Networks, Inc. (a)	1,028	17,569
Centillium Communications, Inc. (a)	1,177	871
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ceva, Inc. (a)	700	$ 6,650
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	2,226	5,075
Cirrus Logic, Inc. (a)	2,000	12,420
Cohu, Inc.	598	9,987
Conexant Systems, Inc. (a)	1,239	7,298
Credence Systems Corp. (a)	2,790	3,153
Cree, Inc. (a)(d)	2,276	53,054
Cymer, Inc. (a)	811	24,281
Diodes, Inc. (a)	1,092	25,979
DSP Group, Inc. (a)	866	6,712
Eagle Test Systems, Inc. (a)	387	5,488
EMCORE Corp. (a)(d)	1,837	11,371
Entegris, Inc. (a)	3,510	21,622
Entropic Communications, Inc.	1,634	3,268
Exar Corp. (a)	1,170	9,056
Ezchip Semiconductor Ltd. (a)	680	10,968
FEI Co. (a)	973	26,349
FormFactor, Inc. (a)	1,242	23,834
Himax Technologies, Inc. sponsored ADR	2,359	8,257
Hittite Microwave Corp. (a)	767	27,144
Ikanos Communications, Inc. (a)	1,241	3,227
Integrated Device Technology, Inc. (a)	4,789	50,716
Integrated Silicon Solution, Inc. (a)	668	2,632
Intel Corp.	152,200	3,480,814
Intersil Corp. Class A	3,313	77,624
IXYS Corp. (a)	1,101	14,016
KLA-Tencor Corp.	4,579	169,698
Kopin Corp. (a)	2,224	6,628
Kulicke & Soffa Industries, Inc. (a)	910	4,677
Lam Research Corp. (a)	3,272	120,279
Lattice Semiconductor Corp. (a)	3,291	7,701
Leadis Technology, Inc. (a)	701	687
Linear Technology Corp.	5,749	187,647
LTX Corp. (a)	1,568	2,807
Marvell Technology Group Ltd. (a)	15,930	224,772
Mattson Technology, Inc. (a)	1,468	7,487
Micrel, Inc.	2,134	19,654
Microchip Technology, Inc.	4,855	155,409
Microsemi Corp. (a)	2,089	57,448
Microtune, Inc. (a)	2,111	7,832
Mindspeed Technologies, Inc. (a)	515	1,880
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MIPS Technologies, Inc. (a)	1,331	$ 5,297
MKS Instruments, Inc. (a)	1,309	29,505
Monolithic Power Systems, Inc. (a)	934	22,762
MoSys, Inc. (a)	1,024	4,659
Nanometrics, Inc. (a)	667	2,421
Netlogic Microsystems, Inc. (a)	526	18,268
Novellus Systems, Inc. (a)	2,675	60,642
NVE Corp. (a)	135	4,188
NVIDIA Corp. (a)	14,861	187,843
O2Micro International Ltd. sponsored ADR (a)	1,102	5,841
Omnivision Technologies, Inc. (a)	1,422	16,609
ON Semiconductor Corp. (a)	10,941	103,611
PDF Solutions, Inc. (a)	908	5,766
Pericom Semiconductor Corp. (a)	925	12,617
Photronics, Inc. (a)	952	3,113
Pixelworks, Inc. (a)	417	671
PLX Technology, Inc. (a)	511	2,908
PMC-Sierra, Inc. (a)	6,000	54,000
Power Integrations, Inc. (a)	881	25,928
Rambus, Inc. (a)	2,667	46,913
Ramtron International Corp. (a)	2,032	7,092
RF Micro Devices, Inc. (a)	7,500	29,100
Rubicon Technology, Inc.	509	6,220
Rudolph Technologies, Inc. (a)	737	6,220
Semitool, Inc. (a)	1,167	11,250
Semtech Corp. (a)	1,754	25,942
Sigma Designs, Inc. (a)	776	13,293
Silicon Image, Inc. (a)	2,191	15,184
Silicon Laboratories, Inc. (a)	1,209	40,755
Silicon Motion Technology Corp. sponsored ADR (a)	822	6,116
Silicon Storage Technology, Inc. (a)	2,821	9,225
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,721	18,720
SiRF Technology Holdings, Inc. (a)	1,271	2,351
Skyworks Solutions, Inc. (a)	3,918	38,005
Spansion, Inc. Class A (a)	4,028	9,063
Standard Microsystems Corp. (a)	632	18,467
Supertex, Inc. (a)	470	13,959
Techwell, Inc. (a)	616	6,825
Tessera Technologies, Inc. (a)	1,234	28,715
Tower Semicondutor Ltd. (a)	2,903	2,119
Transwitch Corp. (a)	3,626	2,828
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Trident Microsystems, Inc. (a)	1,489	$ 4,690
TriQuint Semiconductor, Inc. (a)	4,000	25,160
Ultra Clean Holdings, Inc. (a)	714	5,198
Ultratech, Inc. (a)	500	7,425
Varian Semiconductor Equipment Associates, Inc. (a)	2,021	65,278
Veeco Instruments, Inc. (a)	893	15,011
Verigy Ltd. (a)	1,689	31,196
Vimicro International Corp. sponsored ADR (a)	382	1,085
Virage Logic Corp. (a)	875	5,775
Volterra Semiconductor Corp. (a)	864	13,582
White Electronic Designs Corp. (a)	834	4,095
Xilinx, Inc.	7,394	192,096
Zilog, Inc. (a)	1,708	5,841
Zoran Corp. (a)	1,252	11,143
		7,729,807
Software - 15.9%
Access Integrated Technologies, Inc. Class A (a)	744	1,242
ACI Worldwide, Inc. (a)	788	14,279
Activision Blizzard, Inc. (a)	17,446	572,578
Actuate Corp. (a)	2,576	11,000
Adobe Systems, Inc. (a)	14,197	608,058
Advent Software, Inc. (a)	686	31,728
Aladdin Knowledge Systems Ltd. (a)	355	4,477
Allot Communications Ltd. (a)	639	1,585
American Software, Inc. Class A	558	3,315
Ansys, Inc. (a)	2,417	107,194
ArcSight, Inc.	558	5,424
Authentidate Holding Corp. (a)	1,626	943
Autodesk, Inc. (a)	6,000	213,180
Blackbaud, Inc.	1,092	22,047
Blackboard, Inc. (a)	777	31,049
BluePhoenix Solutions Ltd. (a)	849	4,551
Borland Software Corp. (a)	2,360	4,390
Bottomline Technologies, Inc. (a)	715	8,237
CA, Inc.	13,694	327,424
Cadence Design Systems, Inc. (a)	6,964	55,642
Callidus Software, Inc. (a)	1,788	8,493
Captaris, Inc. (a)	706	2,824
Catapult Communications Corp. (a)	666	5,055
CDC Corp. Class A (a)	2,852	7,558
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Check Point Software Technologies Ltd. (a)	5,689	$ 139,324
Citrix Systems, Inc. (a)	4,802	145,357
CommVault Systems, Inc. (a)	1,084	18,276
Compuware Corp. (a)	7,000	80,010
Concur Technologies, Inc. (a)	1,151	50,586
Convera Corp. Class A (a)	1,830	1,976
Corel Corp. (a)	557	5,887
Deltek, Inc.	1,094	8,763
DemandTec, Inc.	766	7,943
Descartes Systems Group, Inc. (a)	2,002	6,787
DMRC Corp. (a)	171	1,993
Double-Take Software, Inc. (a)	556	7,289
ebix.com, Inc. (a)	93	10,189
ECtel Ltd. (a)	59	99
Electronic Arts, Inc. (a)	8,445	412,200
Entrust, Inc. (a)	440	1,034
Epicor Software Corp. (a)	1,728	14,740
EPIQ Systems, Inc. (a)	1,285	14,508
Evolving Systems, Inc. (a)	653	1,208
FalconStor Software, Inc. (a)(d)	1,703	12,807
Fundtech Ltd. (a)	500	6,715
Glu Mobile, Inc. (a)	1,623	5,794
Guidance Software, Inc. (a)	557	3,548
i2 Technologies, Inc. (a)	588	8,473
Informatica Corp. (a)	2,494	42,074
Interactive Intelligence, Inc. (a)	715	7,171
Intervoice, Inc. (a)	1,132	9,305
Intuit, Inc. (a)	8,500	255,595
Iona Technologies PLC sponsored ADR (a)	1,335	5,327
Jack Henry & Associates, Inc.	2,377	47,611
JDA Software Group, Inc. (a)	893	16,279
Kenexa Corp. (a)	644	14,896
KongZhong Corp. sponsored ADR (a)	952	3,922
Lawson Software, Inc. (a)	5,082	41,113
Macrovision Solutions Corp. (a)	2,374	36,844
Magic Software Enterprises Ltd. (a)	1,842	4,329
Magma Design Automation, Inc. (a)	953	4,841
Majesco Entertainment Co. (a)	3,668	3,301
Manhattan Associates, Inc. (a)	833	20,417
Mentor Graphics Corp. (a)	2,056	25,083
MICROS Systems, Inc. (a)	2,047	63,089
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	247,300	$ 6,748,786
MicroStrategy, Inc. Class A (a)	250	16,040
Monotype Imaging Holdings, Inc. (a)	1,051	13,180
MSC.Software Corp. (a)	1,396	18,120
NDS Group PLC sponsored ADR (a)	402	24,438
Net 1 UEPS Technologies, Inc. (a)	1,331	35,697
NetScout Systems, Inc. (a)	1,264	18,834
Novell, Inc. (a)	9,332	60,005
Nuance Communications, Inc. (a)	5,784	91,387
OpenTV Corp. Class A (a)	2,000	3,760
Opnet Technologies, Inc. (a)	705	9,341
Oracle Corp. (a)	136,900	3,002,217
Parametric Technology Corp. (a)	2,967	59,577
Pegasystems, Inc.	798	11,699
Perfect World Co. Ltd. sponsored ADR Class B (a)	632	15,863
Pervasive Software, Inc. (a)	1,088	4,820
Phoenix Technologies Ltd. (a)	800	8,832
Plato Learning, Inc. (a)	1,032	1,920
Progress Software Corp. (a)	1,141	33,329
QAD, Inc.	1,102	7,251
Quality Systems, Inc.	843	36,097
Quest Software, Inc. (a)	3,036	44,902
Radiant Systems, Inc. (a)	883	8,053
Renaissance Learning, Inc.	800	10,152
Retalix Ltd. (a)	536	6,411
Salary.com, Inc. (a)	644	3,201
Secure Computing Corp. (a)	1,919	8,213
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,078	28,556
Smith Micro Software, Inc. (a)	892	6,752
Soapstone Networks, Inc. (a)	805	3,156
Sonic Foundry, Inc. (a)	2,212	1,681
Sonic Solutions, Inc.	646	3,004
Sourcefire, Inc. (a)	618	4,851
SourceForge, Inc. (a)	2,164	2,943
SPSS, Inc. (a)	544	17,180
SuccessFactors, Inc.	1,365	15,015
SumTotal Systems, Inc. (a)	1,133	5,472
Symantec Corp. (a)	22,300	497,513
Symyx Technologies, Inc. (a)	923	10,199
Synchronoss Technologies, Inc. (a)	852	10,786
Synopsys, Inc. (a)	3,692	79,489
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)	1,920	$ 48,134
Taleo Corp. Class A (a)	665	16,100
The9 Ltd. sponsored ADR (a)	536	9,809
THQ, Inc. (a)	1,540	23,593
TIBCO Software, Inc. (a)	5,377	44,038
TiVo, Inc. (a)	2,755	23,307
Ultimate Software Group, Inc. (a)	650	18,226
Unica Corp. (a)	656	5,819
Vasco Data Security International, Inc. (a)	1,013	14,000
Veraz Networks, Inc. (a)	975	1,365
Versant Corp. (a)	206	5,257
Wind River Systems, Inc. (a)	2,269	25,072
		14,842,418
TOTAL INFORMATION TECHNOLOGY		47,417,556
MATERIALS - 1.2%
Chemicals - 0.4%
A. Schulman, Inc.	982	23,784
Altair Nanotechnologies, Inc. (a)(d)	1,876	4,052
American Pacific Corp. (a)	346	5,958
Balchem Corp.	386	10,534
GenTek, Inc. (a)	420	12,172
Hawkins, Inc.	378	5,980
ICO, Inc. (a)	1,012	5,859
Innophos Holdings, Inc.	717	26,880
Innospec, Inc.	680	10,669
KMG Chemicals, Inc.	334	3,560
Landec Corp. (a)	727	6,827
Methanex Corp.	2,256	57,316
Penford Corp.	324	5,382
ShengdaTech, Inc. (a)(d)	1,346	12,787
Sigma Aldrich Corp.	3,458	196,276
Zoltek Companies, Inc. (a)(d)	865	14,731
		402,767
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	935	3,908
United States Lime & Minerals, Inc. (a)	230	8,919
		12,827
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	276	$ 5,142
Caraustar Industries, Inc. (a)	1,237	2,449
Silgan Holdings, Inc.	1,043	54,591
Smurfit-Stone Container Corp. (a)	6,820	34,441
		96,623
Metals & Mining - 0.7%
Anglo American PLC ADR	3,248	86,397
Century Aluminum Co. (a)	1,257	61,291
China Natural Resources, Inc. (a)	237	4,498
China Precision Steel, Inc. (a)(d)	1,851	9,236
DRDGOLD Ltd. sponsored ADR (a)	1,389	7,876
Haynes International, Inc. (a)	285	16,661
Horsehead Holding Corp.	845	7,030
Kaiser Aluminum Corp.	544	29,409
Lihir Gold Ltd. sponsored ADR (a)	530	10,775
Olympic Steel, Inc.	312	14,854
Pan American Silver Corp. (a)	2,136	56,775
Randgold Resources Ltd. sponsored ADR	1,520	66,713
Royal Gold, Inc.	973	33,773
Schnitzer Steel Industries, Inc. Class A	575	39,336
Silver Standard Resources, Inc. (a)	1,536	38,615
Steel Dynamics, Inc.	5,322	132,145
Universal Stainless & Alloy Products, Inc. (a)	127	4,591
		619,975
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	1,673	10,222
TOTAL MATERIALS		1,142,414
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd.	368	3,007
8X8, Inc. (a)(d)	4,044	4,165
Alaska Communication Systems Group, Inc.	1,111	11,688
Arbinet-thexchange, Inc.	626	2,435
Atlantic Tele-Network, Inc.	377	12,618
Cbeyond, Inc. (a)(d)	743	12,579
Cogent Communications Group, Inc. (a)	1,180	10,868
Consolidated Communications Holdings, Inc.	698	10,547
D&E Communications, Inc.	827	7,732
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
General Communications, Inc. Class A (a)	1,524	$ 15,453
Gilat Satellite Networks Ltd. (a)	855	6,455
Global Crossing Ltd. (a)	1,362	24,870
Globalstar, Inc. (a)(d)	1,932	5,989
HickoryTech Corp.	372	2,611
iBasis, Inc.	1,559	5,706
Level 3 Communications, Inc. (a)	40,983	140,572
NTELOS Holdings Corp.	1,212	36,057
PAETEC Holding Corp. (a)	3,731	12,312
Shenandoah Telecommunications Co.	966	16,692
SureWest Communications	470	5,588
Telefonos de Mexico SA de CV Series A sponsored ADR	111	2,700
tw telecom, inc. (a)	4,196	64,367
Warwick Valley Telephone Co.	389	4,263
		419,274
Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series A sponsored ADR	207	10,540
Centennial Communications Corp. Class A (a)	2,694	20,528
Clearwire Corp. (a)(d)	4,130	40,681
FiberTower Corp. (a)	4,262	5,541
ICO Global Communications Holdings Ltd. Class A (a)	3,608	10,571
IPCS, Inc. (a)	384	7,680
Leap Wireless International, Inc. (a)	1,909	85,256
Millicom International Cellular SA	2,882	228,744
NII Holdings, Inc. (a)	4,464	234,449
Partner Communications Co. Ltd. ADR	415	8,844
SBA Communications Corp. Class A (a)	2,900	101,297
Terrestar Corp. (a)	2,190	6,088
USA Mobility, Inc.	915	10,312
		770,531
TOTAL TELECOMMUNICATION SERVICES		1,189,805
UTILITIES - 0.1%
Electric Utilities - 0.0%
Enernoc, Inc. (a)(d)	595	9,175
MGE Energy, Inc.	609	20,645
		29,820
Gas Utilities - 0.0%
EnergySouth, Inc.	321	19,661
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	930	$ 6,259
Water Utilities - 0.1%
Artesian Resources Corp. Class A	447	7,800
Cadiz, Inc. (a)	371	7,238
Connecticut Water Service, Inc.	306	8,173
Consolidated Water Co., Inc.	478	10,994
Middlesex Water Co.	348	6,167
Southwest Water Co.	1,073	12,683
York Water Co.	294	4,145
		57,200
TOTAL UTILITIES		112,940
TOTAL COMMON STOCKS (Cost $113,803,166)		92,778,156
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.78% 9/25/08 (e) (Cost $29,965)	$ 30,000	29,970
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	251,748	251,748
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	1,987,500	1,987,500
TOTAL MONEY MARKET FUNDS (Cost $2,239,248)		2,239,248
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $116,072,379)		95,047,374
NET OTHER ASSETS - (2.1)%		(1,966,677)
NET ASSETS - 100%		$ 93,080,697
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini NASDAQ 100 Index Contracts	Sept. 2008	$ 300,000	$ 5,156
The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $29,970.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,411
Fidelity Securities Lending Cash Central Fund	80,454
Total	$ 87,865
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 95,047,374	$ 95,015,411	$ 29,970	$ 1,993
Other Financial Instruments*	$ 5,156	$ 5,156	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,993
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 1,993

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $116,121,189. Net unrealized depreciation aggregated $21,073,815, of which $4,760,529 related to appreciated investment securities and $25,834,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008